As filed with the Securities and Exchange Commission on October 31, 1997

                                                      1933 Act File No. 33-7559
                                                     1940 Act File No. 811-4767

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ X ]
            Pre-Effective Amendment No.   --
            Post-Effective Amendment No.  15                       [   ]
                                          --                       [ X ]
                                     and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]
                                Amendment No. 16
                       (Check appropriate box or boxes.)

                          HERITAGE INCOME-GROWTH TRUST
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (813) 573-3800

                           STEPHEN G. HILL, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                    (Name and Address of Agent for Service)

                                    Copy to:
                          CLIFFORD J. ALEXANDER, ESQ.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036

It is proposed that this filing will become effective (check appropriate box)

      [ ] immediately upon filing pursuant to paragraph (b)

      [ ] on (date) pursuant to paragraph (b)

      [X] 60 days after filing pursuant to paragraph (a)(1)

      [ ] on (date) pursuant to paragraph (a)(1)

      [ ] 75 days after filing pursuant to paragraph (a)(2)

      [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

      [ ] This post-effective amendment designates a new effective date for a previously filed post- effective amendment.



                                Page 1 of ___ Pages
                         Exhibit Index Appears on Page

                          HERITAGE INCOME-GROWTH TRUST

                       CONTENTS OF REGISTRATION STATEMENT


    This registration document is comprised of the following:


            Cover Sheet

            Contents of Registration Statement

            Cross Reference Sheet

            Combined Prospectus for Class A, Class B and Class C shares of Heritage Capital Appreciation Trust, Eagle International Equity Portfolio, Growth Equity Fund, Income-Growth Trust, Mid Cap Growth Fund, Small Cap Stock Fund and Value Equity Fund

            Statement of Additional Information for Class A, Class B and Class C shares of Heritage Capital Appreciation Trust, Eagle International Equity Portfolio, Growth Equity Fund, Income-Growth Trust, Mid Cap Growth Fund, Small Cap Stock Fund and Value Equity Fund

            Part C of Form N-1A

            Signature Page

            Exhibits

                          HERITAGE INCOME-GROWTH TRUST

                        FORM N-1A CROSS-REFERENCE SHEET


     PART A ITEM NO.                           PROSPECTUS CAPTION
     ---------------                           ------------------

1.    Cover Page                          Cover Page

2.    Synopsis                            Total Fund Expenses

3.    Condensed Financial Information     Financial  Highlights;   Performance
                                          Information

4.    General    Description    of        Cover Page;  About the Trust and the
      Registrant                          Funds;     Investment    Objectives,
                                          Policies and Risk Factors

5.    Management of the Fund              Management of the Funds

5A.   Management's  Discussion  of        Inapplicable
      Fund Performance

6.    Capital   Stock   and  Other        Cover Page;  About the Trust and the
      Securities                          Funds;   Management  of  the  Funds;
                                          Choosing  a Class  of  Shares;  What
                                          Class  A  Shares  Will  Cost;   What
                                          Class  B  Shares  Will  Cost;   What
                                          Class C Shares Will Cost;  Dividends
                                          and  Other   Distributions;   Taxes;
                                          Shareholder Information

7.    Purchases   of    Securities        Net    Asset     Value;     Purchase
      Being Offered                       Procedures;    Minimum    Investment
                                          Required/Accounts      With      Low
                                          Balances;    Systematic   Investment
                                          Programs;      Retirement     Plans;
                                          Choosing  a Class  of  Shares;  What
                                          Class  A  Shares  Will  Cost;   What
                                          Class  B  Shares  Will  Cost;   What
                                          Class   C    Shares    Will    Cost;
                                          Distribution Plans

8.    Redemption or Repurchase            Minimum Investment Required/Accounts
                                          With  Low  Balances;  How to  Redeem
                                          Shares; Receiving Payment;  Exchange
                                          Privilege

9.    Pending Legal Proceedings           Inapplicable

                                          STATEMENT OF ADDITIONAL
PART B ITEM NO.                           INFORMATION CAPTION
---------------                           -----------------------

10.   Cover Page                          Cover Page

11.   Table of Contents                   Table of Contents

12.   General Information and History     General Information

13.   Investment   Objectives  and        Investment Information;  Investment
      Policies                            Limitations

14.   Management of the Fund              Fund  Information-Management of the
                                          Funds

15.   Control Persons and Principal       Fund  Information-Management of the
      Holders of Securities               Funds, -Five Percent Shareholders

16.   Investment    Advisory   and        Fund  Information-Management of the
      Other Services.                     Other Services  Funds,  -Investment
                                          Advisers     and     Administrator;
                                          -Subadvisers;    Distribution    of
                                          Shares;   -Administration   of  the
                                          Funds

17.   Brokerage Allocation                Fund Information-Brokerage Practices

18.   Capital   Stock   and  Other        General      Information;      Fund
      Securities                          Information   -Management   of  the
                                          Funds;     -Potential    Liability;
                                          Conversion of Class B Shares

19.   Purchase,   Redemption   and        Net Asset  Value;  Investing in the
      Pricing of Securities  Being        Funds;  Redeeming Shares;  Exchange
      Offered                             Privilege;  Conversion  of  Class B
                                          Shares

20.   Tax Status                          Conversion of Class B Shares; Taxes

21.   Underwriters                        Fund  Information - Distribution of
                                          Shares

22.   Calculation of Performance Data     Performance Information

23.   Financial Statements                Financial Statements


    PART C. OTHER INFORMATION
    -------------------------

   Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                    HERITAGE
                           CAPITAL APPRECIATION TRUST
                      EAGLE INTERNATIONAL EQUITY PORTFOLIO
                               GROWTH EQUITY FUND
                               INCOME-GROWTH TRUST
                               MID CAP GROWTH FUND
                              SMALL CAP STOCK FUND
                                VALUE EQUITY FUND

         This Prospectus describes the investment portfolios listed below (each, a "Fund") of Heritage Capital Appreciation Trust, Heritage Income-Growth Trust and Heritage Series Trust, each of which is an open-end management investment company in the Heritage Family of Funds. Each Fund's investment objectives and principal investments are as follows:

  o  Capital Appreciation Trust   Seeks   long-term   capital   appreciation  by
                                  investing  primarily in equity securities that
                                  are believed to be undervalued.
  o  Eagle International Equity   Seeks capital appreciation principally through
     Portfolio                    investment  in an  international  portfolio of
                                  equity  securities.  Income  is an  incidental
                                  consideration.
  o  Growth Equity Fund           Seeks   growth   through   long-term   capital
                                  appreciation  by  investing  in  commonficient
                                  growth   stocks  that  are  believed  to  have
                                  sufficient  growth  potential  to offer  above
                                  average  long-term  capital  appreciation.   o
                                  Income-Growth   Trust  Seeks  long-term  total
                                  return by seeking,  with  approximately  equal
                                  emphasis,    current    income   and   capital
                                  appreciation and investing primarily in income
                                  producing   securities   consistent  with  its
                                  investment objective.
  o Mid Cap Growth  Fund          Seeks  long-term   appreciation  by  investing
                                  investing  in equity  securities  of companies
                                  with mid-size market  capitalization  that are
                                  believed   to  have   above   average   growth
                                  potential.
  o  Small Cap  Stock  Fund       Seeks   long-term   capital   appreciation  by
                                  investing principally in the equity securities
                                  of companies with small market capitalization.
  o  Value  Equity  Fund          Primarily seeks long-term capital appreciation
                                  and,  secondarily,  seeks  current  income  by
                                  investing in a diversified portfolio of common
                                  stocks   that   meet   certain    quantitative
                                  standards    that   indicate   above   average
                                  financial soundness and high intrinsic value relative to price.

         Each Fund offers Class A shares (sold subject to a front-end sales load) ("A shares"), Class B shares (sold subject to a 5% maximum contingent deferred sales load, declining over a six-year period) ("B shares") and Class C shares (sold subject to a 1% contingent deferred sales load) ("C shares"). The Eagle International Equity Portfolio also offers an additional class of shares. This Prospectus relates solely to the Class A, Class B and Class C shares of the Funds. Each Fund requires a minimum initial investment of $1,000, except for certain investment plans for which lower limits may apply.

         This Prospectus contains information that should be read before investing in any Fund and should be kept for future reference. A Statement of Additional Information ("SAI") dated January 2, 1998 relating to the Class A, Class B and Class C shares of the Funds has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. A copy of the SAI is available free of charge and shareholder inquiries can be made by writing to Heritage Asset Management, Inc. or by calling (800) 421-4184.

  FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY,
         THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE
                           BOARD, OR ANY OTHER AGENCY.

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR BY ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    HERITAGE
                                    --------
                             ASSET MANAGEMENT, INC.
                             ----------------------
                       Registered Investment Advisor--SEC

                              880 Carillon Parkway
                          St. Petersburg, Florida 33716
                                 (800) 421-4184
                        Prospectus Dated January 2, 1998

Table of Contents
================================================================================

GENERAL INFORMATION

   Total Fund Expenses
   Financial Highlights
   Investment Objectives, Policies and Risk Factors
   Net Asset Value
   Performance Information

INVESTING IN THE FUNDS

   Purchase Procedures
   Minimum Investment  Required/Accounts With Low Balances
   Systematic Investment Programs
   Retirement Plans
   Choosing a Class of Shares
   What Class A Shares Will Cost
   What Class B Shares Will Cost
   What Class C Shares Will Cost
   Minimizing the Contingent Deferred Sales Load
   Waiver of the Contingent Deferred Sales Load
   How to Redeem Shares
   Receiving Payment
   Exchange Privilege

MANAGEMENT OF THE FUNDS

   Board of Trustees
   Investment Advisers
   Subadvisers
   Portfolio Management
   Brokerage Practices
   Fund Accountant, Administrator and Transfer Agent

SHAREHOLDER AND ACCOUNT POLICIES

   Dividends and Other Distributions
   Distribution Plans
   Taxes
   About the Trust and the Funds
   Shareholder Information

                               GENERAL INFORMATION

TOTAL FUND EXPENSES
================================================================================

         The following tables are intended to assist investors in understanding the expenses associated with investing in each class of shares of a Fund. Because B shares were not offered for sale prior to the date of this Prospectus, all expenses for B shares are based on estimated expenses.

SHAREHOLDER TRANSACTION EXPENSES:

                                             Class A      Class B       Class C
                                             -------      -------       -------
Maximum Sales Load  Imposed  on               4.75%         None           None
Purchases(as a % of offering price)

Maximum Contingent Deferred Sales Load        None          5%*            1%**
(as a % of original purchase price or
redemption proceeds, whichever is lower

Wire redemption Fee (per transaction)         $5            $5             $5

------------

* Declining over a eight-year period as follows: 5% during the first year, 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year and 0% thereafter. Class B shares will convert to Class A shares eight years after purchase. ** Declining to 0% at the first year.


ANNUAL OPERATING EXPENSES:
Capital Appreciation Trust:

                                             Class A      Class B       Class C
                                             -------      -------       -------

Management fee (after fee waiver)(1)            %            %             %

12b-1 fees                                    0.25%        1.00%         1.00%

Other expenses                                  %            %             %
                                                -            -             -
Total Fund operating expenses (after          1.45%        2.20%         2.20%
fee waiver)(1)                                ====         ====          ====


Eagle International Equity Portfolio:
                                             Class A      Class B       Class C
                                             -------      -------       -------

Management fee (after fee waiver)(2)(3)          %           %             %

12b-1 fees                                     0.25%       1.00%         1.00%

Other expenses                                   %           %             %
                                               -----         -           -----
Total Fund operating expenses (after fee       1.97%       2.72%         2.72%
waiver)(2)(3)                                  =====       =====         =====

Growth Equity Fund:
                                             Class A      Class B       Class C
                                             -------      -------       -------

Management fee (after fee waiver)(1)             %           %             %

12b-1 fees                                     0.25%        1.00%        1.00%

Other expenses                                   %           %             %
                                               -----         -           -----
Total Fund operating expenses (after fee       1.45%        2.20%        2.20%
waiver)(1)                                     =====        =====        =====

Income-Growth Trust:
                                             Class A      Class B       Class C
                                             -------      -------       -------

Management fee (after fee waiver)(1)             %           %            %

12b-1 fees                                     0.25%       1.00%%       1.00%

Other expenses                                   %           %            %
                                                 -           -            -
Total Fund operating expenses (after           1.35%       2.10%        2.10%
                                               =====       =====        =====
fee waiver)(1)


Mid Cap Growth Fund:
                                             Class A      Class B       Class C
                                             -------      -------       -------

Management fee (after fee waiver)(1)             %           %             %

12b-1 fees                                     0.25%        1.00%         1.00%

Other expenses                                   %           %             %
                                                 -           -             -
Total Fund operating expenses (after fee       1.60%        2.35%         2.35%
waiver)(1)                                     =====        =====         =====


Small Cap Stock Fund:
                                             Class A      Class B       Class C
                                             -------      -------       -------

Management fee (after fee waiver)(1)             %           %             %

12b-1 fees                                     0.25%       1.00%         1.00%

Other expenses                                   %           %             %
                                               -----         -           -----
Total Fund operating expenses (after           1.30%       2.05%         2.05%
fee waiver)(1)                                 =====       =====         =====


Value Equity Fund:
                                             Class A      Class B       Class C
                                             -------      -------       -------

Management fee (after fee waiver)(1)             %           %             %

12b-1 fees                                     0.25%        1.00%        1.00%

Other expenses                                   %           %             %
                                               -----         -           -----
Total Fund operating expenses (after           1.45%        2.20%        2.20%
fee waiver)(1)                                 =====        =====        =====

----------
(1) Heritage Asset Management, Inc. voluntarily will waive its investment advisory fees and, if necessary, reimburse each of the following Funds to the extent that Class A, Class B and Class C annual operating expenses exceed that Fund's average daily net assets for that Fund's 1998 fiscal year as follows:

                                      Class A            Class B and Class C
                                      -------            -------------------

Capital Appreciation Trust              1.45%                     2.20%

Growth Equity Fund                      1.45%                     2.20%

Income-Growth Trust                     1.35%                     2.10%

Mid Cap Growth Fund                     1.60%                     2.35%

Small Cap Fund                          1.30%                     2.05%

Value Equity Fund                       1.45%                     2.20%

(2) Eagle Asset Management, Inc. ("Eagle"), the investment adviser to the Eagle International Equity Portfolio, voluntarily will waive its fees and, if necessary, reimburse the Eagle International Equity Portfolio to the extent that Class A annual operating expenses exceed 1.97% of the Fund's average daily net assets and to the extent that the Class B and Class C annual operating expenses each exceed 2.72% of that classes' average daily net assets for the Fund's 1998 fiscal year.

(3) Absent such fee waivers and/or expense reimbursements, annual 1997 Fund operating expenses for the Funds listed below would have been as follows:


                                      Class A            Class B and Class C
                                      -------            -------------------

Capital Appreciation Trust                  %                        %

Eagle International Equity                  %                        %
  Portfolio

Growth Equity Fund                          %                        %

Income-Growth Trust                         %                        %

Small Cap Fund                              %                        %

Value Equity Fund                           %                        %


EXAMPLES OF THE EFFECT OF FUND EXPENSES:

         The impact of Fund operating expenses on earnings is illustrated in the examples below assuming a hypothetical $1,000 investment and a 5% annual rate of return.

                                           1 Year   3 Years   5 Years   10 Years
                                           ------   -------   -------   --------

Capital Appreciation Trust:
  A shares                                  $___     $___      $___       $___
  B shares (assuming sale of all shares     $___     $___      $___       $___
  at end of period)
  B shares (assuming no sale of shares)     $___     $___      $___       $___
  C shares                                  $___     $___      $___       $___

Eagle International Equity Portfolio:
  A shares                                  $___     $___      $___       $___
  B shares (assuming sale of all shares     $___     $___      $___       $___
  at end of period)
  B shares (assuming no sale of shares)     $___     $___      $___       $___
  C shares                                  $___     $___      $___       $___

Growth Equity Fund:
  A shares                                  $___     $___      $___       $___
  B shares (assuming sale of all shares     $___     $___      $___       $___
  at end of period)
  B shares (assuming no sale of shares)     $___     $___      $___       $___

  C shares                                  $___     $___      $___       $___

Income-Growth Trust
  A shares                                  $___     $___      $___       $___
  B shares (assuming sale of all shares     $___     $___      $___       $___
  at end of period)
  B shares (assuming no sale of shares)     $___     $___      $___       $___
  C shares                                  $___     $___      $___       $___

Mid Cap Growth Fund:
  A shares                                  $___     $___      $___       $___
  B hares (assuming sale of all shares      $___     $___      $___       $___
  at end of period)
  B shares (assuming no sale of shares)     $___     $___      $___       $___
  C Shares                                  $___     $___      $___       $___

Small Cap Stock Fund:
  A shares                                  $___     $___      $___       $___
  B shares (assuming sale of all shares     $___     $___      $___       $___
  at end of period)
  B shares (assuming no sale of shares)     $___     $___      $___       $___
  C shares                                  $___     $___      $___       $___

Value Equity Fund:
  A shares                                  $___     $___      $___       $___
  B shares (assuming sale of all shares     $___     $___      $___       $___
  at end of period)
  B shares (assuming no sale of shares)     $___     $___      $___       $___
  C shares                                  $___     $___      $___       $___

         This is an illustration only and should not be considered a representation of future expenses. Actual expenses and performance may be greater or less than that shown above. The purpose of the above tables is to assist investors in understanding the various costs and expenses that will be borne directly or indirectly by shareholders. Due to the imposition of Rule 12b-1 fees, it is possible that long-term shareholders of a Fund may pay more in total sales charges than the economic equivalent of the maximum front-end sales load permitted by the rules of the National Association of Securities Dealers, Inc. For a further discussion of these costs and expenses, see "Management of the Funds" and "Distribution Plans."



FINANCIAL HIGHLIGHTS
====================================================================================================================================

        The following table shows important  financial  information for an A share and a C share of the Capital  Appreciation  Trust outstanding for the periods indicated, including net investment income, net realized and unrealized gain on investments, and certain other information.  It has been derived from financial statements appearing in the Statement of Additional  Information ("SAI"). The
financial  statements  and the  information  in these  tables for the fiscal year ended  August 31, 1997 have been  audited by Price
Waterhouse LLP, independent accountants,  whose report thereon is included in the SAI, which may be obtained by calling your Fund at
(800) 421-4184. Information presented for the years ended August 31, 1995 and prior thereto was audited by other auditors who served as the Capital Appreciation Trust's independent  accountants for those years. No B shares were outstanding prior to the date of this
Prospectus.

                                                                                                  CAPITAL APPRECIATION TRUST
                                                                                                         CLASS A
                                                     -------------------------------------------------------------------------------
                                                                                FOR THE YEARS ENDED AUGUST 31,
                                                     -------------------------------------------------------------------------------

                                                     1997**   1996      1995*     1994     1993      1992     1991      1990
                                                     ----     ----      -----     ----     ----      ----     ----      ----
NET ASSET VALUE, BEGINNING OF THE PERIOD.........  $15.58   $15.53     $15.30   $15.62   $13.64    $12.55   $10.62    $14.48
                                                   ------   ------     ------   ------   ------    ------   ------    ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income.........................   (0.06)  0.00(a)(f) 0.08(a)    0.02(a)  0.03(a)   0.15(a)  0.28(a)   0.29(b)
   Net realized and unrealized gain (loss) on
     investments.................................    4.85   1.81       1.37       1.05     3.29      1.19     1.97     (2.82)
                                                     ----  -----       -------  -------  -------    ------  -------   -------
   Total from Investment Operations..............    4.79   1.81       1.45       1.07     3.32      1.34     2.25     (2.53)
                                                     ----  -----       -------  -------  -------    ------  -------   -------
LESS DISTRIBUTIONS:
   Dividends from net investment income..........            (0.04)   (0.06)     (0.03)   (0.07)    (0.25)   (0.32)    (0.19)
   Distributions from net realized gains.........   (1.77)  (1.72)    (1.16)     (1.36)   (1.27)     -        -        (1.14)
                                                    ------  ------   --------   -------  -------    ------   ----      ------
   Total Distributions...........................   (1.77)  (1.76)    (1.22)     (1.39)   (1.34)    (0.25)   (0.32)    (1.33)
                                                    ------  ------   --------   -------  -------    ------   ------    ------
NET ASSET VALUE, END OF PERIOD...................  $18.60   $15.58   $15.53     $15.30   $15.62    $13.64   $12.55    $10.62
                                                   ======   ======   =======    ======   ======    ======   ======    ======
TOTAL RETURN (%)(E)..............................   33.61   12.79     10.85       7.07    25.72     10.78    21.73    (18.73)
RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses net, to average daily net
     assets......................................    1.48   1.54(a)   1.62(a)    1.55(a)   1.56(a)   1.66(a)  1.86(a)   1.96(b)
   Net investment income (loss) to average daily
     net assets..................................    (.30)  (.02)      .49        .15       .24      1.09     2.38      2.54
   Portfolio turnover rate.......................    42      54         66         65       55        57       80        45

   Average commission rate on portfolio
     transactions (per share)....................  $0.0600   $0.0600    -           -        -        -        -         -
   Net assets, end of period (millions) ($)......    81        70       73         74       75        65       63        58


--------------------
*   Liberty  Investment  Management  was  retained  as an  additional  investment subadviser  to the Fund on February  27,  1995.
**  Liberty Investment Management became a Division of Goldman Sachs Asset Management Inc. on January 2, 1997.
+   For the period  April 3, 1995 (first offering of C shares) to August 31, 1995.
(a) Excludes  management fees waived by Heritage in the amount of less than $0.04, $0.04, $0.04, $0.04, $0.03, $0.01 and $0.01 per A
    share, respectively.  The operating expense ratios including such items would have been 1.79%, 1.87%, 1.81%, 1.81%, 1.84%, 1.87%
    and 2.06% (annualized) for A shares, respectively.  Excludes management fees waived by Heritage in the amount of less than $0.04 and $0.04 per C share.  The operating  expense ratio  including  such items would have been 2.30% and 2.42%  (annualized)  for C shares, respectively.
(b) Includes  management fees previously waived by Heritage and recovered during the year of less than $0.01 per share.
(c) Annualized.
(d) Not annualized.
(e) Does not reflect the imposition of a sales charge.
(f) Amounts calculated prior to reclassification of $23,981.  The effect of such reclassification  would have no effect on net investment income for A shares and would have resulted in an increase in net investment income of $0.10 for C shares.


                                                                           Page 7a




                                                             CAPITAL APPRECIATION TRUST
                                                                    CLASS A                                   CLASS C
                                                     -------------------------------------------------------------------------
                                                          FOR THE YEARS ENDED AUGUST 31,      FOR THE YEARS ENDED AUGUST 31,
                                                     -------------------------------------------------------------------------

                                                     1989      1988                            1997**      1996        1995*+
                                                     ----      ----                            ----        ----        -----
NET ASSET VALUE, BEGINNING OF THE PERIOD.........  $10.74    $13.31                           $15.46     $15.50       $14.18
                                                   ------    ------                           ------     ------       ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income.........................    0.14(b)   0.08(a)                        (0.13)    (0.03)(a)(f) (0.01)(a)
   Net realized and unrealized gain (loss) on
     investments.................................    3.77     (1.39)                           4.78      1.75           1.33
                                                     ----     ------                          ------    ------        -------
   Total from Investment Operations..............    3.91     (1.31)                           4.65      1.72           1.32
                                                     ----     ------                          ------    ------        -------
LESS DISTRIBUTIONS:
   Dividends from net investment income..........   (0.06)    (0.11)                           ----     (0.04)            -
   Distributions from net realized gains.........   (0.11)    (1.15)                          (1.77)    (1.72)            -
                                                    ------    ------                          -------   ------        -------
   Total Distributions...........................   (0.17)    (1.26)                          (1.77)    (1.76)            -
                                                    ------    ------                          -------   ------        -------
NET ASSET VALUE, END OF PERIOD...................  $14.48    $10.74                           18.34    $15.46         $15.50
                                                    ======    ======                          =======   ======        =======
TOTAL RETURN (%)(E)..............................   36.88     (8.75)                          32.91     12.16          9.31(d)
RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses net, to average daily net
     assets......................................    2.00(b)  2.00(a)                          2.04      2.05(a)       2.17(a)(c)
   Net investment income (loss) to average daily
     net assets..................................    1.19     0.62                             (.88)     (.57)        (0.33)(c)
   Portfolio turnover rate.......................      60      103                               42        54            66
   Average commission rate on portfolio
     transactions (per share)....................       -        -                            $0.0600    0.0600           -
   Net assets, end of period (millions) ($)......      62       43                                3         1            .4


--------------------
*   Liberty  Investment  Management  was  retained  as an  additional  investment subadviser  to the Fund on February  27,  1995.
**  Liberty Investment Management became a Division of Goldman Sachs Asset Management Inc. on January 2, 1997.
+   For the period  April 3, 1995 (first offering of C shares) to August 31, 1995.
(a) Excludes  management  fees  waived  by  Heritage  in  the  amount  of less than $0.04,   $0.04,   $0.04,   $0.04,  $0.03,  $0.01
    and  $0.01  per  A  share,  respectively.  The  operating  expense  ratios including such items would have been $1.79%,  $1.87%,
    1.81%, 1.84%, 1.87% and 2.06% (annualized) [NOTE:  ONE RATIO MISSING] for  A  shares,  respectively.  Excludes  management  fees waived by Heritage  in the  amount of less than  $0.04 and $0.04 per C share.  The operating expense ratio including such  items would have been  2.30% and 2.42% (annualized) for C shares, respectively.
(b) Includes  management fees previously waived by Heritage and recovered during the year of less than $0.01 per share.
(c) Annualized.
(d) Not annualized.
(e) Does not reflect the imposition of a sales charge.
(f) Amounts calculated prior to reclassification of $23,981.  The effect of such reclassification  would have no effect on net investment income for A shares and would have resulted in an increase in net investment income of $0.10 for C shares.



                                                                           Page 7b

FINANCIAL HIGHLIGHTS
====================================================================================================================================

         The following table shows important financial  information for an A share and a C share of the Eagle  International  Equity
Portfolio and the Growth Equity Fund  outstanding  for the periods  indicated,  including net  investment  income,  net realized and unrealized  gain on  investments,  and certain other  information.  It has been derived from financial  statements  appearing in the
Statement of Additional  Information ("SAI"). The financial statements and the information in these tables for the fiscal year ended
October 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon may be obtained by calling your Fund at (800)  421-4184.  Information  presented  for the years ended  October 31, 1995 and prior  thereto was audited by other auditors who served as the Funds'  independent  accountants for those years. No B shares were outstanding  prior to the date of this
Prospectus.



                                                EAGLE INTERNATIONAL EQUITY PORTFOLIO              GROWTH EQUITY FUND
                                                ------------------------------------       -----------------------------
                                                 CLASS A         CLASS C                   CLASS A                        CLASS C
                                                --------       ------------                -------                        -------
                                                FOR THE YEARS ENDED OCTOBER 31,                      FOR THE YEAR ENDED OCTOBER 31,
                                                ------------------------------------       ----------------------------------------

                                                     1997     1996^*    1997    1996^*       1997      1996^^*    1996^^*    1997
                                                     ----     ----      ----    ----         ----      ----       ----        ----

NET ASSET VALUE, BEGINNING OF THE PERIOD                       $21.11           $21.11                $14.29     $14.29
                                                               ------           ------                 -----      ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss) ....................            .010(a)          (0.07)(a)              (.03)(b)   (.15)(b)
   Net realized and unrealized gain on investments               1.04             1.08                  3.48       3.47
                                                                 ----             ----                  ----       ----
   Total from Investment Operations.................             1.14             1.01                  3.45       3.32
                                                                 ----             ----                  ----       ----
LESS DISTRIBUTIONS:
   Dividends from net investments income............                                 -                     -
   Distributions from net realized gains............                                 -                     -
   Total distributions..............................
NET ASSET VALUE, END OF PERIOD......................           $22.25            $22.12               $17.74      $17.61
TOTAL RETURN (%) (D)(E)                                        ======            ======               ======      ======
                                                                 5.40              4.78                24.14       23.23
RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses, net, to average daily
   assets (c).......................................             1.97(a)           2.72(a)              1.65(b)     2.40(b)
   Net investment income (loss) to average
    daily net assets (c)............................             0.44             (0.32)                (.19)       (.96)
   Portfolio turnover rate (d)......................               59                 59                  23           23
   Average commission rate on portfolio transactions          $ .0289              $.0289               $.0599      $.0599
   Net assets, end of period ($ millions)...........                3                   1                 12             5


--------------------
*    Per  share  amounts have been  calculated  using the monthly  average  share method,  which  more appropriately  represents per share data for the period since use of the  undistributed  income  method  does not  correspond  with results of operation.
^    For the period  December 27, 1995 (first  offering of Class A and Class C shares) to October  31,  1996.
^^   For the period  November  16, 1995 (commencement operations) to October 31, 1996.
(a)  Excludes  management fees waived by Eagle in the amount of $.16 per Class A Share for  the period  ended October 31, 1996.  The operating expenses ratio including such items would have  been 2.69% (annualized) for Class  A  Shares  for  the  period  ended
     October 31, 1996.  Excludes  management fees  waived  by  Eagle in  the  amount  of $.16 per Class C Share for the period ended
     October 31, 1996. The operating  expense ratio including such items would have been 3.44%  (annualized)  for Class C Shares for the period  ended  October  31, 1996.
(b)  Excludes management fees waived and expenses reimbursed by Heritage of $.11 per share Class A and Class C Shares for the period ended October 31, 1996.  The operating  expenses  ratios  including such items would have been 2.39% and 3.14% (annualized) for the period ended October 31, 1996, respectively.
(c)  Annualized.
(d)  Not annualized.
(e)  Does not reflect the imposition of a sales load.

                                                            Page 8

FINANCIAL HIGHLIGHTS
====================================================================================================================================

         The  following  table  shows  important  financial  information  for an A share  and a C share of the  Income-Growth  Trust outstanding for the periods indicated, including net investment income, net realized and unrealized gain on investments, and certain other information.  It has been derived from financial statements appearing in the Statement of Additional  Information ("SAI"). The
financial  statements and the  information  in these tables for the fiscal year ended  September 30, 1996 have been audited by Price
Waterhouse LLP, independent  accountants,  whose report thereon may be obtained by calling your Fund at (800) 421-4184.  Information presented for the years ended  September 30, 1995 and prior  thereto was audited by other  auditors who served as the  Income-Growth
Trust's independent accountants for those years. No B shares were outstanding prior to the date of this Prospectus.




                                                                                    INCOME-GROWTH TRUST
                                                                           CLASS A
                                                     -------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDED SEPTEMBER 30,
                                                     -------------------------------------------------------------------------------

                                                     1997     1996     1995     1994    1993    1992    1991      1990     1989
                                                     ----     ----     ----     ----    ----    ----    ----      ----     ----
NET ASSET VALUE, BEGINNING OF THE PERIOD.........           $12.56   $11.33   $12.28  $10.81   $9.87   $8.08   $10.41     $9.18
                                                            ------   ------   ------  ------   -----   -----   ------     -----
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (a).....................             0.36     0.27     0.30    0.39    0.28    0.36     0.45      0.45
   Net realized and unrealized gain (loss) on
     investments.................................             2.35     1.79    (0.09)   1.44    1.02    1.88    (2.06)     1.22
                                                            ------   ------   -------  -----   ------   -----   -------   -----
   Total from Investment Operations..............             2.71     2.06      .21    1.83    1.30    2.24    (1.61)     1.67
                                                            ------   ------   -------  -----   ------   -----   -------   ------
LESS DISTRIBUTIONS:
   Dividends from net investment income..........            (0.35)   (0.34)   (0.24)  (0.36)  (0.36)   (0.34)  (0.48)    (0.44)
   Distributions from net realized gain on
     investments.................................            (0.25)   (0.49)   (0.92)      -       -    (0.11)  (0.24)         -
                                                            ------   ------   -------  -----   ------ --------  -------   ------
   Total Distributions...........................            (0.60)   (0.83)   (1.16)  (0.36)  (0.36)   (0.45)  (0.72)     (0.44)
                                                            ------   ------   -------- ------  ------ --------  -------   -------
NET ASSET VALUE, END OF PERIOD...................           $14.67   $12.56   $11.33  $12.28   $10.81    $9.87  $8.08     $10.41
                                                            ======   ======   =======  ======  ======    =====  =====     ======
TOTAL RETURN (%)(D)..............................            22.26    19.57     1.80   16.44    13.42    28.72 (16.42)     18.80(c)
RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses net, to average daily net
     assets (a)..................................             1.51     1.64     1.64    1.72     1.75     1.75   1.75       1.75
   Net investment income to average daily net
     assets......................................             2.66     4.63     2.62    2.67     2.77     4.02   4.77       4.72
   Portfolio turnover rate.......................               75       42       98     130       71       81    156        249
   Average commission rate on portfolio
     transactions................................          $0.0595      -         -      -       -         -      -          -
   Net assets, end of period ($ millions)........               43       34       33      34       27      20      19         24
--------------

--------------------
 +   For the period December 15, 1986  (commencement  of operations) to September 30,  1987.
++   For the  period  April 3, 1995  (first  offering  of C shares) to September 30, 1995.
(a)  Excludes  management fees waived by Heritage through 1992 in the amount of less than $.01, $.01, $.02, $.02, $.01 and $.02 per
     A share, respectively.  The operating  expense ratios including such items would be 1.75%,  1.94%, 1.96%,   1.92%,   1.89%, and
     2.11%   (annualized)  per  Class  A  share, respectively.  The year 1993 includes  previously  waived  management fees  paid to
     Heritage of $.01 per share.
(b)  Annualized.
(c)  Not annualized.
(d)  Does not reflect the imposition of a sales load.


                                                            Page 9a




                                                                      INCOME-GROWTH TRUST
                                                                   CLASS A                                  CLASS C
                                                     -------------------------------------------------------------------------------
                                                          FOR THE YEARS ENDED SEPTEMBER 30,        FOR THE YEARS ENDED SEPTEMBER 30,
                                                     -------------------------------------------------------------------------------

                                                       1988       1987+                               1997      1996    1995++
                                                       ----       ----                                ----      ----    ----
NET ASSET VALUE, BEGINNING OF THE PERIOD.........     $9.98      $9.50                                        $12.51   $11.21
                                                      -----      -----                                        ------   ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (a).....................      0.44       0.26                                          0.26     0.18
   Net realized and unrealized gain (loss) on
     investments.................................     (0.81)      0.38                                          2.34     1.28
                                                      -------   -------                                         ----     ----
   Total from Investment Operations..............     (0.37)      0.64                                          2.60     1.46
                                                      -------   -------                                         ----     ----
LESS DISTRIBUTIONS:
   Dividends from net investment income..........     (0.43)     (0.16)                                        (0.29)   (0.16)
   Distributions from net realized gain on
     investments.................................         -          -                                         (0.25)       -
                                                       ------    ------                                        -----     -----
   Total Distributions...........................      (0.43)     (0.16)                                       (0.54)   (0.16)
                                                       ------     ------                                      ------    ------
NET ASSET VALUE, END OF PERIOD...................      $9.18      $9.98                                       $14.57    $12.51
                                                       ======     ======                                      ======    ======
TOTAL RETURN (%)(D)..............................      (3.38)      6.79(c)                                     21.37    13.18(c)
RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses net, to average daily net
     assets (a)..................................       1.75       1.75(b)                                      2.13     2.40(b)
   Net investment income to average daily net
     assets......................................       5.01       4.29(b)                                      2.05     4.61(b)
   Portfolio turnover rate.......................        184         91(b)                                        75     42(b)
   Average commission rate on portfolio
     transactions................................        -         -                                         $0.0595        -
   Net assets, end of period ($ millions)........         20       24                                              6       0.2
--------------

--------------------
 +   For the period December 15, 1986  (commencement  of operations) to September 30,  1987.
++   For the  period  April 3, 1995  (first  offering  of C shares) to September 30, 1995.
(a)  Excludes  management fees waived by Heritage through 1992 in the amount of less than $.01, $.01, $.02, $.02, $.01 and $.02 per
     A share, respectively.  The operating  expense ratios including such items would be 1.75%,  1.94%, 1.96%,   1.92%,   1.89%, and
     2.11%   (annualized)  per  Class  A  share, respectively.  The year 1993 includes  previously  waived  management fees  paid to
     Heritage of $.01 per share.
(b)  Annualized.
(c)  Not annualized.
(d)  Does not reflect the imposition of a sales load.


                                                            Page 9b

FINANCIAL HIGHLIGHTS
====================================================================================================================================

         The following table shows important financial  information for an A share and a C share of the Small Cap Fund and the Value
Equity Fund outstanding for the periods indicated, including net investment income, net realized and unrealized gain on investments, and certain other information.  It has been derived from financial statements  appearing in the Statement of Additional  Information
("SAI").  The financial  statements and the information in these tables for the fiscal year ended October 31, 1996 have been audited by Price  Waterhouse  LLP,  independent  accountants,  whose report thereon may be obtained by calling your Fund at (800)  421-4184.
Information  presented for the years ended October 31, 1995 and prior thereto was audited by other auditors who served as the Funds'
independent accountants for those years. No B shares were outstanding prior to the date of this Prospectus.




                                                             SMALL CAP STOCK FUND
                                                 ---------------------------------------------------------------------
                                                                  CLASS A                 CLASS C
                                                 ---------------------------------------------------------------------

                                                                                                    FOR THE YEARS
                                                    FOR THE YEARS ENDED OCTOBER 31,               ENDED OCTOBER 31,
                                                   -------------------------------------       -----------------------

                                                  1997   1996*   1995^   1994       1993+      1997   1996*     1995++
                                                  ----   -----   ----    ----       ----       ----   -----     ----
NET ASSET VALUE, BEGINNING OF THE PERIOD.........       $18.86 $16.20  $15.57     $14.29             $18.79   $15.67
                                                        ------ ------  ------     ------             ------    -----
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss).................         (.05)   .02    (.01)(a)   (.01)(a)           (.22)   (.02)
    Net realized and unrealized gain on
    investments..................................         6.12    3.62     .64      1.29               6.11    3.14
                                                        ------- ------  ------    ------             ------   -----
    Total from Investment Operations.............         6.07    3.64     .63      1.28               5.89    3.12
                                                        ------- ------  ------    ------             ------   -----
LESS DISTRIBUTIONS:
    Dividends from net investments income........         (.01)  (.01)       -         -                  -       -
    Distributions from net realized gains........         (.84)  (.97)       -         -               (.84)      -
                                                        ------- ------  -------   ------             ------   ------
    Total distributions..........................         (.85)  (.98)       -         -               (.84)      -
                                                        ------- ------  -------   ------             ------   ------
NET ASSET VALUE, END OF PERIOD...................        $24.08 $18.86  $16.20    $15.57             $23.84   $18.79
                                                         ====== ======  =======   ======             ======   ======
TOTAL RETURN (%)(e)..............................         33.18  23.97    4.05      8.96(d)           32.22    19.91(d)
RATIOS (%)/SUPPLEMENTAL DATA:
    Operating expenses, net, to average daily
    assets...........................................      1.41   1.88    1.91(a)   2.00(a)(c)         2.13     2.36(c)
    Net investment income to average daily net
    assets...........................................      (.21)   .15    (.07)     (.15)(c)           (.94)    (.46)(c)
    Portfolio turnover rate..........................       80      89      95        97(c)              80       89
    Average commission rate on portfolio
    transactions.....................................    $0.0637    -        -          -             $0.0637     -
    Net assets, end of period ($ millions)...........        96     57      42        40                25        4


--------------------
*     Per share amounts have been calculated  using the monthly average share method,  which  more  appropriately  represents  per share data for the period since use of the undistributed income method does not correspond with results of operation.
+    For the period May 7, 1993 (commencement of operations) to October 31, 1993.
++   For the period April 3, 1995 (first offering of C shares) to October 31, 1995.
+++  For the period December 30, 1994 (commencement operations) to October 31, 1995.
^    Eagle Asset Management, Inc. became an additional subadviser to the Fund on August 7, 1995.
(a)  Excludes  management  fees  waived by  Heritage in fiscal 1993 of less than $.01 per share.  The operating  expense ratio including such items would be 2.09%  (annualized).  The year 1994 includes  previously  waived management fees paid to Heritage of less than $.01 per share.
(b)  Excludes  management  fees waived and expenses  reimbursed in the amount of $.07 and $.13 per  Class A  Shares,  respectively.
     The  operating  expense ratios  including  such  items  would have been 1.99% and 3.49% for Class A
     Shares,   respectively.   Excludes   management  fees  waived  and  expense reimbursed  by  Heritage in the amount of $.07 and
     $.13 per Class C Shares, respectively.  The operating  expense ratio including such items would have been 2.74% and 4.24% (annualized) for Class C Shares.
(c)  Annualized.
(d)  Not annualized.
(e)  Does not reflect the imposition of a sales load.


                                                            Page 10a



                                                                   VALUE EQUITY FUND
                                                   -------------------------------------------------
                                                   CLASS A*                   CLASS C*
                                                   -------------------------------------------------

                                                         FOR THE YEARS            FOR THE YEARS
                                                      ENDED OCTOBER 31,         ENDED OCTOBER 31,
                                                   ------------------------   ----------------------

                                                   1997    1996     1995+++    1997    1996     1995++
                                                   ----    ----     ----       ----    ----     ----
NET ASSET VALUE, BEGINNING OF THE PERIOD.........        $18.00     $14.29           $17.92    $15.27
                                                         ------     ------           ------    ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss).................          0.17(b)    0.08(b)          0.02(b)   0.01(b)
    Net realized and unrealized gain on
    investments..................................          2.76       3.63             2.74      2.64
                                                         ------    -------           ------    ------
    Total from Investment Operations.............          2.93       3.71             2.76      2.65
                                                         ------    -------           ------    ------
LESS DISTRIBUTIONS:
    Dividends from net investments income........          (.11)         -             (.07)        -
    Distributions from net realized gains........          (.55)         -             (.55)        -
                                                        -------    -------           ------    ------
    Total distributions..........................         (.66)          -             (.62)        -
                                                        -------    -------           ------    ------
NET ASSET VALUE, END OF PERIOD...................       $20.27      $18.00          $20.06     $17.92
                                                        =======    =======          ======     ======
TOTAL RETURN (%)(e)..............................        16.59     25.96(d)          15.65     17.35(d)
RATIOS (%)/SUPPLEMENTAL DATA:
    Operating expenses, net, to average daily
    assets.......................................         1.65(b)   1.65(b)(c)        2.40(b) 2.40(b)(c)
    Net investment income to average daily net
    assets.......................................         0.89      1.05(c)            .13    0.28(c)
    Portfolio turnover rate......................         129          82(c)            129      82(c)
    Average commission rate on portfolio
    transactions.................................         $0.0550   -                 $.0550      -
    Net assets, end of period ($ millions).......           15      12                  10        4


--------------------
*     Per share amounts have been calculated  using the monthly average share method,  which  more  appropriately  represents  per share data for the period since use of the undistributed income method does not correspond with results of operation.
+    For the period May 7, 1993 (commencement of operations) to October 31, 1993.
++   For the period April 3, 1995 (first offering of C shares) to October 31, 1995.
+++  For the period December 30, 1994 (commencement operations) to October 31, 1995.
^    Eagle Asset Management, Inc. became an additional subadviser to the Fund on August 7, 1995.
(a)  Excludes  management  fees  waived by  Heritage in fiscal 1993 of less than $.01 per share.  The operating  expense ratio including such items would be 2.09%  (annualized).  The year 1994 includes  previously  waived management fees paid to Heritage of less than $.01 per share.
(b)  Excludes  management  fees waived and expenses  reimbursed in the amount of $.07 and $.13 per  Class A  Shares,  respectively.
     The  operating  expense ratios  including  such  items  would have been 1.99% and 3.49% for Class A
     Shares,   respectively.   Excludes   management  fees  waived  and  expense reimbursed  by  Heritage in the amount of $.07 and
     $.13 per Class C Shares, respectively.  The operating  expense ratio including such items would have been 2.74% and 4.24% (annualized) for Class C Shares.
(c)  Annualized.
(d)  Not annualized.
(e)  Does not reflect the imposition of a sales load.


                                                            Page 10b

                INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS
                ================================================

Because the                     Each Fund has its own  investment  objective and
Funds invest                seeks to achieve that objective through separate and
primarily in                distinct investment policies. Each Fund's investment
common stocks,              objective  is  fundamental  and may  not be  changed
the value of your           without  the vote of a majority  of the  outstanding
investment will             voting  securities  of that Fund,  as defined in the
fluctuate.  You can         Investment  Company  Act of 1940,  as  amended  (the
lose money by               "1940  Act").   Except  as  otherwise  stated,   all
investing in the            policies  of each Fund can be changed by that Fund's
Funds.  There can           Board of Trustees without shareholder approval.
be no assurance
that a Fund's                    Heritage  Asset  Management, Inc.  ("Heritage")
investment                  serves  as the  investment  adviser  to  each  Fund,
objective will be           except  the Eagle  International  Equity  Portfolio.
achieved.                   Eagle Asset Management, Inc. ("Eagle") serves as the
                            investment adviser to the Eagle International Equity
                            Portfolio.

                                The  following  is a  discussion  of each Fund's
                            investment objectives, principal investments and practices, including the risks of investing in these investments or engaging in these practices. For a further discussion of each Fund's investment policies, practices and risks, see "Investment Information" in the SAI.

                            CAPITAL APPRECIATION TRUST
                            --------------------------

The Capital                     The  Capital   Appreciation  Trust's  investment
Appreciation                objective is  long-term  capital  appreciation.  The
Trust seeks long-           Fund  believes  that  this  objective  can  best  be
term capital                achieved  through the purchase of equity  securities
appreication.               that,  in the opinion of its  subadviser,  represent
                            companies   with  the   potential   for   attractive
                            long-term  growth in  earnings,  cash flow and total
The Fund's                  worth  of  the  business   enterprise.   The  Fund's
subadviser is               subadviser  is  Liberty  Investment  Management,   a
Liberty                     Division  of Goldman  Sachs  Asset  Management  Inc.
Investment                  ("Liberty").  The  Fund  prefers  to  purchase  such
Management, a               securities at a price that  represents a discount to
Division of                 the real worth of the  company's  businesses  or, in
Goldman Sachs               other words,  securities that appear, in the opinion
Asset                       of its subadviser,  to be undervalued in relation to
Management, Inc.            the   company's   long-term   growth   fundamentals.
                            Securities  may  be  undervalued   because  of  many
                            factors, including: the market does not recognize the growth potential of the company; a stock market decline; poor economic conditions; tax-loss selling or actual or anticipated unfavorable developments affecting the issuer of the security. Any or all of these factors may provide buying opportunities at attractive prices relative to a company's long-term growth prospects.

                                The Fund invests primarily in common stocks, but
                            also may invest in preferred stocks and securities convertible into common stock. Securities rated in the lowest category of investment grade securities are considered to have speculative characteristics. The Fund may purchase securities traded on recognized securities exchanges and in the over-the-counter market. The Fund normally invests at least 65% of its total assets in securities as described above that Liberty believes have the potential to achieve capital appreciation. The Fund may invest its remaining assets in foreign securities and American Depository Receipts ("ADRs"), U.S. Government securities, repurchase agreements or other short-term money market instruments. The Fund's investments in foreign securities and ADRs may not exceed 10% of its portfolio. The Fund also may invest up to 10% of its net assets in illiquid securities. The Fund may purchase and sell a security without regard to the length of time it will be or has been held.

                            EAGLE INTERNATIONAL EQUITY PORTFOLIO
                            ------------------------------------

The Eagle                       The Eagle  International  Equity Portfolio seeks
International               capital appreciation  principally through investment
Equity Portfolio            in an international  portfolio of equity securities.
seeks capital               Income is an  incidental  consideration.  The Fund's
appreciation                subadviser is Martin Currie Inc. ("Martin Currie")
principally
through investing               Under normal market conditions,  at least 65% of
in a portfolio of           the  Fund's  total  assets  are  invested  in common
international               stocks  (which  may  or  may  not  pay   dividends),
equity securities.          convertible  bonds,  convertible  preferred  stocks,
                            warrants,  rights  or  other  equity  securities  of
                            foreign   issuers  and  sponsored  and   unsponsored
The Eagle                   depository  receipts  representing the securities of
International               foreign issuers (including ADRs, European Depository
Equity Portfolio's          Receipts,    Global    Depository    Receipts    and
subadviser is               International  Depository  Receipts,  among others).
Martin Currie               The  Fund  can  invest  up to 5% of  its  assets  in
Inc.                        convertible  securities rated below investment grade
                            by  Standard & Poor's  ("S&P) or  Moody's  Investors
                            Service,  Inc.  ("Moody's),  or  unrated  securities
                            deemed to be below  investment  grade by the  Fund's
                            subadviser.  Its remaining assets can PORTFOLIO'S be
                            invested  in  foreign  debt  securities,  securities
                            issued or  guaranteed  by the U.S.  Government,  its
                            agencies    and    instrumentalities,     repurchase
                            agreements  and  foreign  and  domestic   short-term
                            investments,  as  discussed in the SAI. In addition,
                            the  Fund  can  invest  up to 10% of its  assets  in
                            securities of other  investment  companies,  such as
                            closed-end   investment  companies  that  invest  in
                            foreign  markets.  As a shareholder of an investment
                            company,  the Fund may indirectly bear service fees,
                            which are in addition to the fees it pays to its own
                            service providers.  The Fund may borrow up to 10% of
                            its total assets from banks as a temporary  measure,
                            such as to meet higher than  anticipated  redemption
                            requests.   For  a  further   discussion   of  these
                            investment objectives and policies,  see "Investment
                            Information" in the SAI.

                                The Fund  normally  invests  at least 50% of its
                            investment portfolio in securities traded in developed foreign securities markets, such as those included in the Morgan Stanley Capital International Europe, Australasia, Far East Index ("EAFE Index"). Countries represented in the EAFE Index include Japan, France, the United Kingdom, Germany, Hong Kong and Malaysia, among others. The Fund also invests in emerging markets (which may include investments in countries such as India, Mexico and Poland for example). Emerging markets are those countries whose markets may not yet fully reflect the potential of the developing economy. The Fund can invest in foreign currency and purchase and sell foreign currency forward contracts and futures contracts. See "Futures Transactions; Foreign Currency Transactions" below.

A portfolio of                  The Fund will not limit its  investments  to any
international               international particular type or size of company. It
equity securities           may  invest in  equity  securities  companies  whose
subjects the Fund           earnings  are  believed  by its  subjects  the  Fund
to different risks          subadviser  to be in a relatively  strong  growth to
than investing in           different  risks  trend,  or in  companies  in which
domestic                    significant  further than investing in growth is not
securities.                 anticipated  but whose  market  value  per  domestic
                            share is thought by the subadviser to be securities.
                            undervalued.  It may invest in small and  relatively
                            less  well  known  companies,  which  may have  more
                            restricted  product lines or more limited  financial
                            resources than larger,  more  established  companies
                            and  may  be  more  severely  affected  by  economic
                            downturns  or other  adverse  developments.  Trading
                            volume of these companies' securities may be low and
                            their  market  values  may be  volatile.  While  its
                            investment  strategy  generally   emphasizes  equity
                            securities, the Fund can invest a portion of its assets in investment grade fixed income securities when, in the opinion of its subadviser, equity securities appear to be overvalued or the Fund's subadviser otherwise believes investing in fixed income securities affords the Fund the opportunity for capital growth, as in periods of declining interest rates.

The Fund will                   In  allocating   the  Fund's  assets  among  the
invest in many              various   securities   markets  of  the  world,  its
countries around            subadviser  considers  such factors as the condition
the world.                  and growth  potential of the various  economies  and
                            securities    markets,    currency    and   taxation
                            considerations   and  other   pertinent   financial,
                            social,   national  and  political  factors.   Under
                            certain adverse investment conditions,  the Fund may
                            restrict the number of  securities  markets in which
                            its assets will be invested,  although  under normal
                            market  circumstances  its investments  will involve
                            securities  principally  traded  in at  least  three
                            different   countries.   Otherwise,   there  are  no
                            prescribed limits on geographic asset  distribution,
                            and  the  Fund  has  the   authority  to  invest  in
                            securities traded in securities markets of any country in the world. The Fund will invest only in markets where, in the judgment of its subadviser there exists an acceptable framework of market regulation and sufficient liquidity.

The Fund may                    The  securities  markets of many  nations can be
invest a portion of         expected  to move  relatively  independently  of one
its assets in               another  because business cycles, and other economic
countries with              or political  events that  influence  one  country's
emerging                    securities  markets  may have  little  effect on the
economies or                securities markets of other countries.  By investing
securities                  in an international  securities portfolio,  the Fund
markets.                    seeks to reduce the risks  associated with investing
                            in the  economy of only one  country.  See  "Foreign
                            Securities" below.

                                Although the Fund will not trade  primarily  for
                            short-term profits, its subadviser may make investments with potential for short-term appreciation when such action is deemed desirable and in the best interests of shareholders. The Fund may invest up to 10% of its net assets in illiquid securities.


The Eagle                       The Fund may engage in  transactions  in futures
International               contracts  and  forward   contracts  to  adjust  the
Equity Portfolio            risk/return   characteristics   of  its   investment
may buy and sell            portfolio. The Fund may buy and sell stock index and
futures contracts           currency  futures  contracts.   A  currency  futures
and forward                 contract is an agreement  between two parties to buy
contracts.                  and sell the underlying  currency for a set price on
                            a future date. A stock index future is an obligation to make or take a cash settlement, in the future, based on price movements that occur in the specific stock index underlying the contract.

                                If the  Fund's  subadviser  wants to  hedge  the
                            Fund's exposure to a broad decline in equity market prices, it might sell futures contracts on stock indices. Then, if the value of the underlying securities declines, the value of the futures contracts should increase. If, however, the value of the underlying securities increases, the Fund would suffer a loss on its futures contract position. Likewise, if the Fund expects stock prices to rise, it might purchase stock index futures contracts to offset potential increases in the acquisition cost of securities that it intends to acquire. If, as expected, the market value of the equity indices and futures contracts with respect thereto increase, the

                            Fund would benefit from a rise in the value of long-term securities without actually buying them until the market had stabilized. However, if the value of the equity indices decline, the value of the futures contracts also will decline.

                                The  Fund   also   may  buy  and  sell   foreign
                            currencies, foreign currency futures contracts and forward foreign currency contracts. A forward foreign currency contract is an agreement between the Fund and a contra party to buy or sell a specified currency at a specified price and future date. If a decline in the value of a particular currency relative to the U.S. dollar is anticipated, the Fund may enter into a futures contract or forward contract to sell that currency as a hedge. If it is anticipated that the value of a foreign currency will rise, the Fund may purchase a futures contract or forward contract to protect against an increase in the price of securities denominated in a particular currency it intends to purchase. These practices, however, may present risks different from or in addition to the risks associated with investments in foreign currencies.

                                The  Fund  might  not use any of the  strategies
                            described above, and there can be no assurance that any strategy used will succeed. If the Fund's subadviser incorrectly forecasts stock market or currency exchange rates in utilizing a strategy for the Fund, the Fund would be in a better position if it had not hedged at all. Although futures contracts and forward contracts are intended to replicate movements in the cash markets for the securities and currencies in which the Fund invests without the large cash investments required for dealing in such markets, those contracts may subject the Fund to additional risks. The principal risks associated with the use of futures and forward contracts are:
                            (1) imperfect correlation between movements in the market price of the portfolio investment or currency (held or intended to be purchased) being hedged and in the price of the futures contract or forward contract; (2) possible lack of a liquid secondary market for closing out futures or forward contract positions; (3) the need for additional portfolio management skills and techniques; (4) the fact that, while hedging strategies can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with hedging transactions and its possible inability to close out or liquidate a hedged position.

                                For a  hedge  to be  completely  effective,  the
                            price change of the hedging instrument should equal the price change of the security or currency being hedged. Such equal price changes are not always possible because the investment underlying the hedging instrument may not be the same investment that is being hedged. The Fund's subadviser will attempt to create a closely correlated hedge, but hedging activity may not be completely successful in eliminating market value fluctuation. The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of currency exchange rate or stock market trends by the Fund's subadviser may still not result in a successful transaction. The subadviser may be incorrect in its expectations as to the extent of various currency exchange rate or stock market movements or the time span within which the movements take place.

                                The Fund may invest in  emerging  markets.  This
                            includes investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruptions in securities settlement procedures.

                                The  Fund's   investments  in  foreign  currency
                            denominated debt obligations and hedging activities likely will produce a difference between its book income and its taxable income. If the Fund's book income exceeds its taxable income, a portion of the Fund's income distributions would constitute returns of capital for tax purposes because the Fund distributes substantially all of its net investment income. See "Dividends and Other Distributions" and "Taxes." In addition, if the Fund's taxable income exceeds its book income, it might have to distribute all or part of that excess to continue to qualify as a "regulated investment company" for Federal income tax purposes or to avoid the imposition of a 4% excise tax on certain undistributed income and gains. See "Taxes" in the SAI.


                            GROWTH EQUITY FUND
                            ------------------

The Growth                      The  Growth  Equity  Fund's  primary  investment
Equity Fund seeks           objective  is  growth  through   long-term   capital
growth through              appreciation.  In seeking this  objective,  the Fund
long-term capital           may invest without limitation in common stocks that,
appreciation.               when purchased,  meet certain qualitative  standards

                            as  determined  by  the  Fund's  subadviser,  Eagle.
The Fund's                  However,  there can be no assurance  that the Fund's
subadviser                  investment  objective will be achieved.  The Fund is
is Eagle Asset              designed  for  long-term  investors  who  desire  to
Management, Inc.            participate  in  the  stock  market  while  exposing
                            themselves to more  investment  risk and  volatility
                            than  the  stock   market  in   general,   but  less
                            investment risk and volatility than many aggressive capital appreciation funds.

                                The  Fund's  subadviser  will  invest  in common
                            stocks that it believes have sufficient growth potential to offer above average long-term capital appreciation. Companies in which the subadviser will invest will have at least one of the following characteristics at the time of purchase:

                            o   expected  earnings-per-share growth greater than
                                the  average  of  the   Standard  &  Poor's  500
                                Composite Stock Price Index ("S&P 500"), or

                            o return on equity greater than the average for the S&P 500.

                                Under normal market conditions,  at least 65% of
                            the Fund's total assets will be invested in U.S. common stocks. A majority of the Fund's total assets will be invested in common stock with market capitalization of greater than $5 billion at the time of purchase. With respect to the other 35% of its total assets, the Fund may invest in common stocks of foreign issuers, ADRs, foreign currency transactions with respect to underlying common stocks, preferred stock, investment grade securities convertible into common stocks, futures contracts, options on equity securities or equity security indices, rights or warrants to subscribe for or purchase common stocks, obligations of the U.S.

                            Government, its agencies and instrumentalities (including repurchase agreements thereon) and in securities that track the performance of a broad-based securities index, such as Standard & Poor's Depository Receipts ("SPDRs"). In no case, however, may the Fund invest more than 25% of its net assets in foreign securities and ADRs. The Fund may loan its portfolio securities. No more than 10% of the Fund's net assets may be invested in securities that, at the time of investment, are illiquid.

The Growth                      Stock  selections  are made in part based on the
Equity Fund                 subadviser's opinion regarding the sustainability of
invests in                  the   company's   competitive   advantage   in   the
companies that              marketplace  as well as its opinion of the company's
have expected               management  team.  The Fund's  subadviser invests in
earnings-per-               companies  that,  in  its  opinion,  have  long-term
share growth or             returns  greater than the average for the  companies
return on equity            included  in  S&P  500.  The   subadviser   normally
greater than the            reevaluates a security if it under  performs the S&P
average for the             500 by 15% or more during a three-month  period.  At
S&P 500.                    that  time a  decision  is made to sell or hold  the
                            security. If a particular stock appreciates to over 5% of the total assets of the portfolio, the subadviser generally reduces the position to less than 5%. If the stock price appreciates to a level that, in the opinion of the subadviser, is not sustainable, the position generally is sold to realize the existing profits and avoid a potential price correction. If the subadviser identifies a holding that it considers to be a better investment than a current holding, it generally considers selling the current holding to add the new security.

                            INCOME-GROWTH TRUST
                            -------------------

The Income-                     The Income-Growth  Trust's investment  objective
Growth Trust                is   long-term   total   return  by  seeking,   with
seeks long-term             approximately  equal  emphasis,  current  income and
total return by             capital  appreciation.   The  Fund's  subadviser  is
seeking, with               Eagle.  The Fund may  invest a portion of its assets
approximatley               in  lower-rated  securities,   as  discussed  below.
equal emphasis,             Although  investing in  lower-rated  securities  may
current income              offer the potential  for  above-average  income,  it
and capital                 also  increases  the  risk  of  loss  of  principal.
appreciation.               Therefore, an investment in the Fund is subject to a
                            higher risk of loss of principal than an investment in a fund that does not invest in lower-rated securities.

                                The Fund invests  primarily in  income-producing
                            securities   that  its   subadviser   believes   are
The Fund's                  consistent  with the  Fund's  investment  objective.
subadviser is               These  securities  may  include  equity  securities,
Eagle Asset                 convertible securities,  corporate debt obligations,
Management, Inc.            U.S.    Government    securities,    money    market
                            instruments,  securities  of real estate  investment
                            trusts ("REITs"),  and INC.  repurchase  agreements.
The Fund can                The Fund  also may write  covered  call  options  on
invest in high-             common  stocks in order to earn  additional  income.
yield bonds                 The  aggregate  value of the  securities  underlying
(commonly                   call options (based on the lower of the option price
referred to as              or  market)  may not  exceed  50% of the  Fund's net
"junk bonds").              assets.  The Fund may loan portfolio  securities and
                            invest in warrants. The Fund will have a majority of
                            its  investments  in  common  stocks  or  securities
                            convertible into common stocks.  The Fund may invest
                            a portion of its assets in securities  rated B or Ba
                            by Moody's or B or BB by S&P or, if unrated,  deemed
                            to  be  of   comparable   quality   by  the   Fund's
                            subadviser.   The   Fund  may   purchase   and  sell
                            securities without regard to the length of time the securities have been held. The Fund may invest up to 10% of its net assets in illiquid securities. In addition, the Fund may invest up to 25% of its total assets in forward commitments, although it has no intention of investing in such securities at this time.

                                The Fund may  invest up to 20% of its  assets in
                            foreign securities, including ADRs and similar investments. The Fund also may purchase domestic Eurodollar certificates of deposit without regard to the 20% limit. The Fund may engage in forward contracts to purchase or sell foreign currencies at a future date.

Equity securities               The Fund's  investments  in  equities  generally
in which the Fund           will  have a  weighted  average  dividend  yield  in
invests generally           excess of the weighted average dividend yield of the
will have a yield           issuers included in the S&P 500.  Further,  equities
greater than the            in which the Fund may invest generally will be those
yield of issuers            whose  prospects  for  dividend  growth and  capital
included in the             appreciation are considered  favorable by the Fund's
S&P 500.                    subadviser.

The Fund may                    The Fund may invest in nonconvertible  corporate
invest in                   debt  obligations,  primarily  for interest  income,
investment grade            that are rated Baa by Moody's or BBB by S&P or above
debt obligations            ("investment grade securities").  In addition,  Fund
and lower-rated             may  invest  not  more  than  10% of its  assets  in
securities.                 nonconvertible  corporate debt  obligations that are
                            rated below  investment grade by Moody's or S&P. The
                            Fund may invest in convertible securities rated B or
                            better by Moody's or S&P.  However,  in no  instance
                            will the Fund  invest  35% or more of its  assets in
                            below    investment     grade     convertible    and
                            nonconvertible securities.

                                The Fund, at the  discretion of its  subadviser,
                            may retain a security that has been downgraded below the initial investment criteria. If an obligation is unrated, the Fund may invest in it if it is deemed to be of comparable quality by the Fund's subadviser.

                                The table  below  shows the  percentages  of the
                            Fund's assets invested during fiscal year 1997 in securities assigned to the various ratings categories by Moody's and S&P and in unrated securities determined by the Fund's subadviser to be of comparable quality. These figures are dollar-weighted averages of month-end Fund holdings for the fiscal year ended September 30, 1997, presented as a percentage of total net assets. These percentages are historical and are not necessarily indicative of the quality of current or future investment portfolio holdings, which will vary.

                                                                                       COMPARABLE QUALITY OF
                                                        RATED SECURITIES              UNRATED SECURITIES AS A
                                                     AS A PERCENTAGE OF THE              PERCENTAGE OF THE
                                                         FUND'S ASSETS                     FUND'S ASSETS
                                                         -------------                     -------------
                       MOODY'S/S&P                   MOODY'S             S&P         MOODY'S           S&P
                       -----------                   -------             ---         -------           ---
                       A                              1.45%             3.22%         0.26%           0.04%
                       BBB/Baa                        2.96%             1.88%         0.06%           0.22%
                       BB/Ba                          0.72%             0.21%         0.81%           0.88%
                       B                              4.35%             3.20%         2.05%           2.74%
                       CCC                            0.00%             0.20%         0.09%           0.00%
                       D                              0.00%             0.00%         0.07%           0.07%

                                        Total         9.48%             8.71%         3.33%           3.94%
                                                      -----             -----         -----           -----

                            MID CAP GROWTH FUND
                            -------------------

The Mid Cap                     The Mid Cap Growth Fund's  investment  objective
Growth Fund                 is long-term capital appreciation. The Fund seeks to
seeks long-term             achieve  this  investment  objective,  under  normal
capital                     market conditions,  by investing at least 80% of its
appreciation.               total assets in the equity  securities  of companies
                            each of which has a total market  capitalization  of
                            between  $500  million  and  $5  billion  ("mid  cap
The Mid Cap                 companies") at the time of purchase.  By comparison,
Growth Fund's               the  mean  market capitalization for  the  companies
subadviser is               in the S&P 500, an  unmanaged  index  of  500 widely
Eagle Asset                 held common  stocks,  is approximately $13.6 billion
Management, Inc.            as of June 30, 1997. The mean market  capitalization
                            for the  companies  in the  Standard  and Poor's
                            Midcap 400 Index ("S&P  400") is $1.9  billion as of
                            June  30,  1997.   The   weighted   average   market
                            market  capitalization  for  the  S&P  500 is  $51.1
                            billion  compared  to $2.9  billion for the S&P 400.
                            Market  capitalization  is  the  total  value  of  a
                            company's   outstanding  common  stock.  The  Fund's
                            subadviser  is Eagle.

The Fund invests                The Fund invests primarily in common stocks, but
primarily in companies      also  may  invest  in  preferred  stocks  securities
with a total market         convertible  into common  stock,  ADRs and  warrants
capitalization of           ("equity securities").  The Fund may invest up to 5%
$500 million to $5          of its assets in convertible  securities rated below
billion.                    investment  grade  by S&P  or  Moody's,  or  unrated
                            securities  deemed to be below  investment  grade by
                            Eagle.  The Fund may purchase  securities  traded on
                            recognized   securities   exchanges   and   in   the
                            over-the-counter market.

                                The Fund may  invest  its  remaining  assets  in
                            corporate debt securities, U.S. Government securities, repurchase agreements or other short-term money market instruments. The Fund may invest up to 5% of its net assets in each of the following types of investments: foreign securities and SPDRs and other similar securities. The Fund also may invest up to 15% of its assets in illiquid securities. The Fund may purchase and sell a security without regard to the length of time the security will be or has been held. Although the Fund will not trade primarily for short-term profits, it may make investments with potential for short-term appreciation when such action is deemed desirable and in the best interest of shareholders. See "Brokerage Practices" in the SA1.

                                The Fund's  subadviser  currently  believes that
                            investments in mid cap companies generally are considered to be less volatile than less capitalized emerging companies and slightly more volatile than large capitalization companies. In addition, such companies may not generate the dividend income of larger, more capitalized companies. Dividend income, if any, is not a primary consideration in the selection of investments.

                            SMALL CAP STOCK FUND
                            ---------------------

The Small Cap                   The Small Cap Stock Fund's investment  objective
Stock Fund seeks            is long-term capital appreciation. The Fund seeks to
long-term capital           achieve  this   objective   primarily   through  the
appreciation.               purchase of equity securities of companies,  each of
                            which has a total market capitalization of less than
                            $1  billion  ("small   capitalization   companies").
                            Market  capitalization  is  the  total  value  of  a
The Small Cap               company's  outstanding  common stock.  The Fund will
Stock Fund's                invest in securities of companies  that appear to be
subadvisers are             undervalued in relation to their  long-term  earning
Eagle Asset                 power or the asset  value of their  issuers and that
Management, Inc.            have  significant  future growth  potential,  in the
and Awad &                  opinion of Eagle or Awad & Associates ("Awad"),  the
Associates.                 Fund's   subadvisers   ("collectively,   "Small  Cap
                            Subadvisers"). Securities may be undervalued because
                            of many  factors,  including  market  decline,  poor
                            economic  conditions,  tax-loss selling or actual or
                            anticipated  unfavorable  developments affecting the
                            issuer of the security.  Any or all of these factors
                            may  provide  buying   opportunities  at  attractive
                            prices relative to the long-term prospects for the companies in question. However, there can be no assurance that the Fund's investment objective will be achieved.

The Fund invest                 The Fund invests primarily in common  stocks but
primarily in the            also may  invest  in  preferred  stocks,  investment
common stock of             grade  securities  convertible into common stock and
small                       warrants   ("equity   securities").   The  Fund  may
capitalization              purchase securities traded on recognized  securities
companies.  This            exchanges and in the  over-the-counter  market.  The
generally involves          Fund  normally  invests  at least  80% of its  total
greater risk than           assets in the equity securities of companies each of
investing in                which,  at the time of purchase,  has a total market
larger, more                capitalization   of  less   than  $1   billion.   By
established                 comparison,  the mean market  capitalization for the
companies.                  companies  in the  S&P  500 is  approximately  $11.3
                            billion as of December 31, 1996.

                                The Fund may  invest  its  remaining  assets  in
                            securities convertible into common stock, ADRs, U.S. Government securities, repurchase agreements or other short-term money market instruments. The Fund may invest up to 5% of its assets in convertible securities rated below investment grade by S&P or Moody's, or unrated securities deemed to be below investment grade by its Subadvisers. The Fund also may invest up to 15% of its net assets in illiquid securities. The Fund may purchase and sell a security without regard to the length of time the security will be or has been held. Although the Fund will not trade primarily for short-term profits, it may make investments with potential for short-term appreciation when such action is deemed desirable and in the best interest of shareholders. See "Brokerage Practices" in the SAI.

                                The Small Cap Subadvisers currently believe that
                            investments in small capitalization companies may offer greater opportunities for growth of capital than investments in larger, more established companies. Investing in smaller, newer issuers generally involves greater risks than investing in larger more established issuers. Companies in which the Fund is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities issued by such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Fund may not be appropriate for all investors.

                                Heritage believes that short-term volatility may
                            be reduced by allocating the Fund's assets among multiple subadvisers. While Eagle and Awad will focus on investments in small capitalization companies, the different investment disciplines employed by them may cause the portion of the Fund's assets allocated to Eagle or Awad to have better or worse relative performance than the other portion during certain market conditions. By employing multiple disciplines, short-term volatility may be reduced while the Fund participates in returns available from small capitalization companies. The potential benefits of this multiple subadviser approach may be partially reduced, however, because there currently are only two Small Cap Subadvisers and because there may be overlap among the securities portfolios of Eagle and Awad.

                                Eagle makes  investment  decisions  on behalf of
                            its allocated portion of the Fund's assets. In making its investment decisions, Eagle generally focuses on investing in the securities of companies that Eagle believes have accelerating earnings growth rates, reasonable valuations (typically with a price-to-earnings ratio of no more than 75% of the earnings growth rate), strong management that participates in the ownership of the company, reasonable debt levels and a high or expanding return on equity. Of course, not all companies in the portfolio will meet all of these criteria to the same degree. Eagle utilizes a bottom-up approach to identifying the companies in which it invests. This approach will include some reliance on the research of regional and national securities firms, including Raymond James & Associates, Inc. Eagle also will perform fundamental financial research and frequently will rely on contact with company management to help identify investment opportunities.

                                Awad makes investment decisions on its allocated
                            portion of the Fund's assets. Awad employs an investment management approach that seeks to provide investment returns in excess of inflation while attempting to minimize volatility relative to the overall small cap market. Awad seeks to achieve these goals through fundamental research consisting of internal research, the use of Raymond James & Associates, Inc.'s research and the research of high quality regional and Wall Street firms. There may be some overlap among the portions of the Fund managed by Awad and Eagle. The companies in which Awad invests generally will have, in the opinion of Awad, steady earnings and cash flow growth, good and/or improving balance sheets, strong positions in their market niches and the ability to perform well in a stagnant economy. The companies purchased generally will have low price/earnings ratios relative to the stock market in general.

                            VALUE EQUITY FUND
                            -----------------

The Value  Equity           The Value Equity Fund's primary investment objective
Fund seeks long-term        is long-term capital appreciation.  Current   income
capital appreciation;       is   a   secondary   objective.   In  seeking  these
current  income  is a       objectives,  the  Fund  may  invest without limit in
secondary  objective.       common stocks  that, when  purchased,  meet  certain
                            quantitative  standards  that  in  the  judgment  of
                            the Fund's subadviser, Eagle, indicate above average
                            financial   soundness  and  high   intrinsic   value
                            relative to price. In particular,  each common stock
                            must have at least one of the  following  attributes
                            in  order  to  meet  the   subadviser's   investment
                            criteria when purchased by the Fund:

The Value Equity            .   LOW PRICE IN RELATION TO THE  ISSUER'S  EARNINGS
Fund's Subadviser Is            OR  BOOK   VALUE:   The   stock   must   have  a
Eagle  Asset                    price-to-earnings  ratio or price-to-book  value
Management                      ratio of less , INC. than or approximately equal
                                to 75% of that of the broader equity market (as measured by the S&P 500);

The Value Equity            .   HIGH  DIVIDEND  YIELD:  The  stock's  yield must
Fund Invests In                 approximate  at  least  50%  of  the  prevailing
Companies That Meet             average yield to maturity of the long-term  U.S.
Certain Investment              Government  bond,  as  measured  by  the  Lehman
Criteria Relating To            Brothers  Long  Treasury  Bond  Index  (or other
Price, Dividend                 similar index if this index is not available);
Yield, Going Concern
Value And Debt              .   HIGH  VALUE OF  ISSUER AS A GOING  CONCERN:  The
Levels.                         stock's  per  share  going   concern  value  (as
                                estimated by the Fund's subadviser) must exceed book value and market value; or

                            . LOW DEBT: The long-term debt of the issuer must be below, or approximately equivalent to, the issuer's tangible net worth.

                                Under normal market conditions,  at least 65% of
                            the Fund's total assets will be invested in U.S. common stocks. With respect to the other 35% of its total assets, the Fund may invest in common stocks of foreign issuers, ADRs, foreign currency transactions with respect to underlying common stock, preferred stock, investment grade securities convertible into common stocks, futures contracts, options on equity securities or equity security indices, rights or warrants to subscribe for or purchase common stocks, obligations of the U.S. Government, its agencies and instrumentalities (including repurchase agreements thereon) and in securities that track the performance of a broad-based securities index, such as SPDRs. In no case with the Fund invest more than 15% of its net assets in foreign securities. The Fund may loan its portfolio securities.

                                The portion of total  assets  invested in common
                            stocks and debt securities will vary based on the availability of common stocks meeting the foregoing criteria and the subadviser's evaluation of the investment merit of common stocks relative to debt securities. No more than 10% of the Fund's net assets may be invested in securities that, at the time of investment, are illiquid. See "Investment Information" in the SAI for a more detailed discussion of these securities, including related risks.

                                In selecting  securities,  the Fund's subadviser
                            screens a universe of over 2500 companies. From this universe, it anticipates that only a few hundred companies will meet one or more of its investment criteria. Each of these companies is analyzed individually in terms of its past and present competitive position within its respective industry. Selections will be made based on the subadviser's projections of the companies' growth in earnings and dividends, earnings momentum, and undervaluation based on a dividend discount model. Target prices and value ranges are developed from this analysis and portfolio selection will be made from among the top-rated securities.

                                The subadviser  periodically monitors the Fund's
                            equity securities to assure that they continue to meet the selection criteria. A security normally will be sold once it reaches its target price, when negative changes occur with respect to the company or its industry, or when there is a significant change in the security with respect to one or more of the four selection criteria listed above. The Fund may at times continue to hold equity securities that no longer meet the criteria but the subadviser deems suitable investments in view of the Fund's investment objectives.

                            POLICIES  AND  RISK  FACTORS  APPLICABLE TO MULTIPLE
                            FUNDS
                            ----------------------------------------------------

                                AMERICAN  DEPOSITORY  RECEIPTS.  Each  Fund  can
                            invest in ADRs, which typically are issued by a U.S. bank or trust company and evidence ownership of the underlying securities of foreign issuers. Generally, ADRs are denominated in U.S. dollars and are designed for use in the U.S. securities markets. Thus, these securities are not denominated in the same currency as the securities into which they may be convened. ADRs are subject to many of the risks inherent in investing in foreign securities, as discussed below. For a further discussion of ADRs and other types of depository receipts, see the SAI.

                                CONVERTIBLE SECURITIES.  Each Fund can invest in
                            convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally have higher yields than common stocks, but lower yields than comparable nonconvertible securities, are less subject to fluctuation in value than the underlying stock because they have fixed-income characteristics and provide the potential for capital appreciation if the market price of the underlying common stock increases.

                                FOREIGN  SECURITIES.  Each Fund,  other than the
                            Small Cap Stock Fund, can invest in foreign securities. Investments in securities of foreign issuers, or securities principally traded overseas, may involve certain special risks due to foreign economic, political and legal development, including favorable or unfavorable changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, foreign issuers are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. Foreign brokerage commissions and other fees generally are higher than in the United States. Foreign settlement procedures and trade regulation may involve certain risks (such as delay in payment or delivery of securities or in the recovery of assets held abroad) and expenses not present in the settlement of domestic investments. There also are special tax considerations that apply to foreign currency denominated securities.

                                FORWARD  COMMITMENTS,  WHEN-ISSUED  AND  DELAYED
                            DELIVERY TRANSACTIONS. The Eagle International Equity Portfolio and Income-Growth Trust can make contracts to purchase securities for a fixed price at a future date beyond normal settlement time ("forward commitments"). In addition, the Eagle International Equity Portfolio can purchase portfolio securities on a when-issued basis and may purchase and sell such securities for delayed delivery. Forward commitments, when-issued transactions and delayed delivery purchases involve a risk of loss if the value of the securities declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. No income accrues to the purchaser of such securities prior to delivery.

                                INVESTMENT  GRADE  AND  LOWER-RATED  SECURITIES.
                            Each Fund can invest in securities rated investment grade. Investment grade securities include securities rated BBB or above by S&P or Baa by Moody's or, if unrated, are deemed to be of comparable quality by a Fund's subadviser. Securities rated in the lowest category of investment grade are considered to have speculative characteristics and changes in economic conditions are more likely to lead to a weakened capacity to pay interest and repay principal than is the case with higher grade bonds. Each Fund may retain a security that has been downgraded below investment grade if, in the opinion of its subadviser, it is in the Fund's best interest.

                                As  described  above,  the  Eagle  International
                            Equity Portfolio, Income-Growth Trust, Mid Cap Growth Fund and Small Cap Stock Fund can invest in securities rated below investment grade by S&P or Moody's, or unrated securities deemed to be below investment grade by its subadviser. The price of lower-rated securities tends to be less sensitive to interest rate changes than the price of higher-rated securities, but more sensitive to adverse economic changes or individual corporate developments. Securities rated below investment grade are deemed to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions. See the SAI for a discussion of the risks associated with investment grade and lower-rated securities and the Appendix to the SAI for a description of S&P and Moody's corporate bond ratings.

                                Lower-rated  securities (commonly referred to as
                            "junk bonds") generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could affect adversely their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower rated securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. The market for lower-rated securities generally is thinner and less active than that for higher-quality securities, which may limit a Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, also may decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

                                OPTIONS.  The Income-Growth  Trust and the Value
                            Equity Fund can sell (write) covered call options on common stocks in its investment portfolio or on common stocks into which securities held by it are convertible to earn additional income. The Funds receives a premium on the sale of an option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option. The aggregate value of the securities underlying call options (based on the lower of the option price or market) may not exceed 50% of the Income-Growth Trust's net assets. The Funds also may purchase call options to close out call options it has written. The principal risks associated with the use of options are (1) the possible lack of a liquid market for closing out options positions, (2) the need for additional portfolio management skills and techniques, and (3) potential losses due to unanticipated market price movements.

                                REAL  ESTATE  INVESTMENT  TRUSTS.  Each Fund can
                            invest in REITs, including equity REITs, which own real estate properties, and mortgage REITs, which make construction, development and long-term mortgage loans. The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended. The performance of both types of REITs depends upon conditions in the real estate industry, management skills and the amount of cash flow. The risks associated with REITs include defaults by borrowers, self-liquidation, failure to qualify as a pass-through entity under the Federal tax law, failure to qualify as an exempt entity under the 1940 Act, and the fact that REITs are not diversified.

                                REPURCHASE  AGREEMENTS.  Each Fund can invest in
                            repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities and commits to resell the securities to the original seller (a member bank of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in U.S. Government securities) at an agreed upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Although repurchase agreements carry certain risks not associated with direct investment in securities, including possible declines in the market value of the underlying securities and delays and costs to the Fund if the other party becomes bankrupt, the Funds intend to enter into repurchase agreements only with banks and dealers in transactions believed by the applicable subadviser to present minimal credit risks in accordance with guidelines established by the Board of Trustees.

                                TEMPORARY  DEFENSIVE  PURPOSES.   For  temporary
                            defensive purposes during anticipated periods of general market decline, each Fund, other than the Eagle International Equity Portfolio, may invest up to 100% of its net assets in money market instruments, including securities issued by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby, as well as bank certificates of deposit and banker's acceptances issued by banks having net assets of at least $1 billion as of the end of their most recent fiscal year, high-grade commercial paper, and other long- and short-term debt instruments that are rated A or higher by S&P or Moody's. For a description of S&P or Moody's commercial paper and corporate debt ratings, see the Appendix to the SAI.

                                In addition,  for temporary  defensive purposes,
                            the Eagle International Equity Portfolio may invest all or a major portion of its assets in (1) foreign debt securities, (2) debt and equity securities of U.S. issuers, and (3) obligations issued or guaranteed by the United States or a foreign government or their respective agencies, authorities or instrumentalities.

                            NET ASSET VALUE
                            ====================================================

The net asset value             The  net  asset  value  of  each  Fund's  shares
of each Fund's              fluctuates  and is  determined  separately  for each
shares are                  class as of the close of regular  trading - normally
calculated daily as         4:00  p.m.  Eastern  time - on the  New  York  Stock
of the close of             Exchange  ("Exchange")  each  day it is  open.  Each
regular trading on          Fund's net asset  value per share is  calculated  by
the New York Stock          dividing  the  value  of  the  total  assets,   less
Exchange.                   liabilities,  by the  total  number  of Fund  shares
                            outstanding. The per share net asset value of each class of shares may differ as a result of the different daily expense accruals applicable to that class.

                                Each Fund values its securities and other assets
                            based on their market value based on the last sales price as reported by the principal securities exchange on which the securities are traded. If no sale is reported, market value is based on the most recent quoted bid price. In the absence of a readily available market quote, or if Heritage or a subadviser has reason to question the validity of market quotations it receives, securities and other assets are valued using such methods as the Board of Trustees believes would reflect fair value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. Securities that are quoted in a foreign currency will be valued daily in U.S. dollars at the foreign currency exchange rate prevailing at the time a Fund calculates its net asset value per share. Although the Eagle International Equity Portfolio values its assets in U.S. dollars on a daily basis, it does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. For more information on the calculation of net asset value, see "Net Asset Value" in the SAI.


                            PERFORMANCE INFORMATION
                            ====================================================

                                Total  return  data of each  class  from time to
                            time may be included in advertisements about each Fund. Performance information is computed separately for each class in accordance with the methods described below. Because B shares and C shares bear higher Rule 12b-1 fees, the performance of B shares and C shares of a Fund likely will be lower than that of A shares.

                                Total  return  with  respect  to a class for the
                            one-, five- and ten-year periods or, if such periods have not yet elapsed, the period since the establishment of that class through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in that class at the public offering price (in the case of A shares, giving effect to the maximum initial sales load of 4.75% and, in the case of B shares and C shares, giving effect to the deduction of any contingent deferred sales load ("CDSL") that would be payable). In addition, each Fund also may advertise its total return in the same manner, but without taking into account the initial sales load or CDSL. Each Fund also may advertise total return calculated without annualizing the return, and total return may be presented for other periods. By not annualizing the returns, the total return calculated in this manner simply will reflect the increase in net asset value per A share, B share and C share over a period of time, adjusted for dividends and other distributions. A share, B share and C share performance may be compared with various indices.

                                All data is based on each Fund's past investment
                            results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's investment portfolio and a Fund's operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles. Additional performance information is contained in each Fund's annual report to shareholders, which may be obtained, without charge, by contacting your Fund at
                            (800) 421-4184. For more information on investment performance, see the SAI.


                                         INVESTING IN THE FUNDS

                            PURCHASE PROCEDURES
                            ====================================================

You may buy                     Shares  of each  Fund are  offered  continuously
shares of each              through the Funds'  principal  underwriter,  Raymond
Fund by:                    James & Associates,  Inc. (the  "Distributor"),  and
                            through  other  participating  dealers or banks that
                            have dealer  agreements  with the  Distributor.  The
                            Distributor receives commissions  consisting of that
                            portion of the sales load remaining after the dealer
                            concession  is  paid  to  participating  dealers  or
                            banks. Such dealers may be deemed to be underwriters
                            pursuant to the  Securities Act of 1933, as amended.
                            For a discussion of the classes of shares offered by
                            each Fund, see "Choosing a Class of Shares."

                                When placing an order to buy shares,  you should
                            specify whether the order is for A shares, B shares or C shares of a Fund. All purchase orders that fail to specify a class automatically will be invested in A shares, which include a front-end sales load. The Funds and the Distributor reserve the right to reject any purchase order and to suspend the offering of Fund shares for a period of time. Certificates will not be issued for B shares.

Calling your                   Shares of each Fund may be  purchased  through a
Financing Advisor;          Financial    Advisor   of   the    Distributor,    a
                            participating   dealer  or  a   participating   bank
                            ("Financial Advisor") by placing an order for Fund shares with your Financial Advisor and remitting payment to the Distributor, participating dealer or bank within three business days.

                                All purchase  orders received by the Distributor
                            prior to the close of regular trading on the Exchange - generally 4:00 p.m., Eastern time - will be executed at that day's offering price. Purchase orders received by your Financial Advisor prior to the close of regular trading on the Exchange and transmitted to the Distributor before 5:00 p.m. Eastern time, on that day also will receive that day's offering price. Otherwise, all purchase orders accepted after the offering price is determined will be executed at the offering price determined as of the close of regular trading on the Exchange on the next trading day. See "What Class A Shares Will Cost", "What Class B Shares Will Cost" and "What Class C Shares Will Cost."

                                You also may purchase  shares of a Fund directly
                            by  completing  and signing the Account  Application
Completing the              found in this  Prospectus and mailing it, along with
Account                     your payment,  to Heritage Asset  Management,  Inc.,
Application                 P.O. Box 33022, St. Petersburg,  FL 33733.  Indicate
contained in this           the Fund,  the class of shares  and the  amount  you
Prospectus and              wish to invest. Your check should be made payable to
sending your                the  specific  Fund  and  class  of  shares  you are
check; or                   purchasing.

                                Shares may be purchased  with  Federal  funds (a
                            commercial bank's deposit with the Federal Reserve Bank that can be transferred to another member bank on the same day) sent by Federal Reserve or bank wire to:

                                State Street Bank and Trust Company
                                Boston, Massachusetts
Sending a Federal               ABA #011-000-028
funds wire.                     Account # 3196-769-8
                                Name of the Fund
                                The class of Shares to be purchased
                                (Your Account Number Assigned by the Fund)
                                (Your Name)

                                To open a new account with  Federal  funds or by
                            wire, you must contact Heritage or your Financial Advisor to obtain a Heritage Mutual Fund account number. Commercial banks may elect to charge a fee for wiring funds to State Street Bank and Trust Company. For more information on "How to Buy Shares," see "Investing in the Funds" in the SAI.

                            MINIMUM   INVESTMENT  REQUIRED/ACCOUNTS   WITH  LOW
                            BALANCES
                            ===================================================

An initial                      Except as provided under "Systematic  Investment
investment must             Programs," the minimum initial  investment in a Fund
be at least $1,000.         is  $1,000,  and a minimum  account  balance of $500
A minimum balance           must be maintained.  These minimum  requirements may
of $500 must be             be  waived  at  the   discretion  of  Heritage.   In
maintained.                 addition,    initial   investments   in   Individual
                            Retirement Accounts ("IRAs") may be reduced or waived under certain circumstances. Contact Heritage or your Financial Advisor for further information.

                                Due to the  high  cost of  maintaining  accounts
                            with low balances, it is currently each Fund's policy to redeem Fund shares in any account if the account balance falls below the required minimum value of $500, except for retirement accounts. You will be given 30 days' notice to bring your account balance to the minimum required or the Fund may redeem shares in the account and pay you the proceeds. The Funds do not apply this minimum account balance requirement to accounts that fall below the minimum due to market fluctuation.

                            SYSTEMATIC INVESTMENT PROGRAMS
                            ====================================================

Each Fund offers                A variety of systematic  investment  options are
investors a variety         available  for the  purchase of Fund  shares.  These
of convenient               options provide for systematic  monthly  investments
features and                of $50 or more through systematic investing, payroll
benefits, including         or  government  direct  deposit,  or  exchange  from
dollar cost                 another    registered   mutual   fund   advised   or
averaging.                  administered by Heritage  ("Heritage  Mutual Fund").
                            You  may  change  the  amount  to  be  automatically
                            invested or may discontinue this service at any time
                            without  penalty.  If you  discontinue  this service
                            before reaching the required  account  minimum,  the
                            account  must be brought up to the  minimum in order
                            to  remain   open.   You  will  receive  a  periodic
                            confirmation of all activity for your account. For additional information on these options, see the Account Application or contact Heritage at (800)
                            421-4184 or your Financial Advisor

                            RETIREMENT PLANS
                            ===================================================

                                Shares  of  the  Funds  may be  purchased  as an
                            investment in Heritage IRA plans. In addition, shares may be purchased as an investment for self-directed IRAs, Section 403(b) annuity plans, defined contribution plans, self-employed individual retirement plans ("Keogh Plans"), Simplified Employee Pension Plans ("SEPs"), Savings Incentive Match Plans for Employees ("SIMPLEs") and other retirement plans. For more detailed information on retirement plans contact Heritage at (800) 421-4184 or your Financial Advisor and see "Investing in the Funds" in the SAI.

                            CHOOSING A CLASS OF SHARES
                            ===================================================

A shares have a                 Each Fund  offers  three  classes of  shares,  A
front-end sales load        shares,   B  shares  and  C  shares.   The   primary
and lower annual            difference  among these  classes lies in their sales
expenses than B             charge structures and ongoing expenses.
shares or C shares.
B shares and C              .   CLASS A SHARES.  A shares may be  purchased at a
shares have a CDSL              price  equal to their net asset  value per share
on redemptions made             next determined after receipt of an order,  plus
within a certain                a maximum  sales  load of 4.75%  imposed  at the
period after                    time of purchase.  Ongoing Rule 12b-1 fees for A
purchase.                       shares  are lower  than the  ongoing  Rule 12b-1
                                fees for B shares and C shares.

                            . CLASS B SHARES. B shares may be purchased at net asset value with no initial sales charge. As a result, the entire amount of your purchase is invested immediately. B shares are subject to higher ongoing Rule 12b-1 fees than A shares. A maximum contingent deferred sales load ("CDSL") of 5% may be imposed on redemptions of B shares made within six years of purchase. After eight years, B shares convert to A shares, which have lower ongoing Rule 12b-1 fees and no CDSL.

                            . CLASS C SHARES. C shares may be purchased at net asset value with no initial sales charge. As a result, the entire amount of your purchase is invested immediately. C shares are subject to higher ongoing Rule 12b-1 fees than A shares. A maximum CDSL of 1% may be imposed on redemptions of C shares made in less than one year of purchase. C shares do not convert to any other class of shares.

                                The purchase  plans  offered by each Fund enable
                            you to choose the class of shares that you believe will be most beneficial given the amount of your intended purchase, the length of time you expect to hold the shares and other circumstances.

You should choose               You   should   consider   whether,   during  the
a share class that          anticipated length of your intended  investment in a
meets your                  Fund, the  accumulated  ongoing Rule 12b-1 fees plus
investment                  the CDSL on B shares and C shares  would  exceed the
objectives.  Please         initial  sales load plus  accumulated  ongoing  Rule
consult with your           12b-1 fees on A shares  purchased  at the same time.
Financial Advisor.          For short-term investments,  A shares are subject to
                            higher costs than B shares and C shares because of the initial sales charge. For longer investments, A shares are more suitable than B shares and C shares because A shares are subject to lower ongoing Rule
                            12b-1 fees. Depending on the number of years you hold A shares, the continuing Rule 12b-1 fees on B shares or C shares eventually would exceed the initial sales load plus the ongoing Rule 12b-1 fees on A shares during the life of your investment.

                                You  might  determine  that  it  would  be  more
                            advantageous to purchase B shares or C shares in order to invest all of your purchase payment initially. However, your investment would remain subject to higher ongoing Rule 12b-1 fees and subject to a CDSL if you redeem B shares during the first six years after purchase and C shares less than one year after purchase. Another factor to consider is whether the potentially higher yield of A shares due to lower ongoing charges will offset the initial sales load paid on such shares.

                                If you purchase sufficient shares to qualify for
                            a reduced sales load, you may prefer to purchase A shares because similar reductions are not available for purchases of B shares or C shares. For example, if you intend to invest more than $1,000,000 in a Fund, you should purchase A shares to take advantage of the sales load waiver.

                                Financial   Advisors   may   receive   different
                            compensation for sales of A shares than sales of B shares or C shares.

                            WHAT CLASS A SHARES WILL COST
                            ====================================================
The Sales load on
A shares will vary              A Fund's public  offering  price for A shares is
depending on the            the next determined net asset value per share plus a
amount you                  sales  charge  determined  in  accordance  with  the
invest.                     following schedule:



                                                     Sales Load As A Percentage Of
                                                     -----------------------------
                                                                       Net Amount           Dealer Concession
                                                                        Invested             as Percentage of
                       Amount Of Purchase          Offering Price     (Net Asset Value)     Offering Price(1)
                       ------------------          --------------     ----------            -----------------
                                                                         Value)
                       Less than $25,000               4.75%             4.99%              4.25%
                       $25,000-$49,999                 4.25%             4.44%              3.75%
                       $50,000-$99,999                 3.75%             3.90%              3.25%
                       $l00,000-$249,999               3.25%             3.36%              2.75%
                       $250,000-$499,999               2.50%             2.56%              2.00%
                       $500,000-$999,999               1.50%             1.52%              1.25%
                       $1,000,000 and over             0.00%             0.00%              0.00% (2)

                       --------------------------------


                       (1) During certain periods, the Distributor may pay 100% of the sales load to participating dealers. Otherwise, it will pay the dealer concession shown above.
                       (2) Heritage may pay from its own resources up to 1.00% of the purchase amount to the Distributor for purchases of $1,000,000 or more.

The sales load on               A shares may be sold at net asset value  without
A shares may be             any sales load to: Heritage,  Eagle, and each Fund's
waived under                subadvisers;   current  and  retired   officers  and
certain                     Trustees  of  the  Trust;  directors,  officers  and
circumstances.              full-time   employees   of  Heritage,   Eagle,   the
                            Subadviser   of  any  Heritage   Mutual  Fund,   the
                            Distributor   and   their   affiliates;   registered
                            Financial  Advisors and employees of  broker-dealers
                            that  are  parties  to  dealer  agreements  with the
                            Distributor  (or  financial  institutions  that have
                            arrangements with such  broker-dealers);  directors,
                            officers and  full-time  employees of banks that are
                            party to agency agreements with the Distributor, and
                            all such  persons'  immediate  relatives  and  their
                            beneficial  accounts.  In  addition,   the  American
                            Psychiatric   Association   has   entered   into  an
                            agreement  with  the  Distributor  that  allows  its
                            members  to  purchase A shares at a sales load equal
                            to two-thirds of the percentages in the above table.
                            The dealer  concession  also will be  adjusted  in a
                            like  manner.  Members  of the APA  Group  also  are
                            eligible  to purchase A shares at net asset value in
                            amounts  equal to the value of shares  redeemed from
                            other mutual funds that were purchased under reduced
                            sales load programs available to their organization.
                            A shares also may be purchased  without  sales loads
                            by   investors    who    participate    in   certain
                            broker-dealer wrap fee investment programs.

                                Fund  shares  also  may be  purchased  without a
                            sales charge if (1) within 90 days of the purchase of Trust shares the purchaser redeemed shares of one or more mutual funds for which a retail broker/dealer or its affiliate was principal underwriter (proprietary funds), provided that the purchaser either paid a sales charge to invest in those funds or held shares of those shares for the period required not to pay the otherwise applicable CDSL, and (2) the total value of shares of all Heritage Mutual Funds purchased under this sales charge waiver does not exceed the amount of the purchaser's redemption proceeds from the proprietary funds. To take advantage of this waiver, you must provide satisfactory evidence that all the above-noted conditions are met. Qualifying investors should contact their Financial Advisors for more information.

                            HERITAGE NET ASSET VALUE ("NAV") TRANSFER PROGRAM
                            -------------------------------------------------

You may qualify                 A shares  of each Fund may be  purchased  at net
for a purchase              asset value without any sales load under  Heritage's
with no sales load          NAV  Transfer  Program.   To  qualify  for  the  NAV
under the                   Transfer  Program,  you must provide  adequate proof
Heritage NAV                that  within  90 days  prior  to the  purchase  of a
Transfer                    Heritage Mutual Fund you redeemed shares from a load
Program.                    or no-load mutual fund other than a Heritage  Mutual
                            Fund or any money market fund. To provide adequate proof you must complete a qualification form and provide a statement showing the value liquidated from the other mutual fund.

                            COMBINED PURCHASE PRIVILEGE (RIGHT OF ACCUMULATION)
                            ---------------------------------------------------

You may qualify             You  may  qualify  for  the  sales  load  reductions
for a reduced               indicated  in  the  above  sales  load  schedule  by
sales load by               combining  purchases  of  A  shares  into  a  single
combining                   "purchase"  if the  resulting  "purchase"  totals at
purchases.                  least $25,000. For additional  information regarding
                            the  Combined  Purchase  Privilege,  see the Account
                            Application or "Investing in the Funds" in the SAI.

                       STATEMENT OF INTENTION

A Statement of                  You also may  obtain  the  reduced  sales  loads
Intention allows            shown in the above sales load schedule by means of a
you to reduce the           written Statement of Intention, which expresses your
sales load on               intention to invest not less than  $25,000  within a
combined                    period  of 13  months  in A shares  of any Fund or A
purchases of                shares of any other Heritage  Mutual Fund subject to
$25,000 or more             a sales  load  ("Statement  of  Intention").  If you
over any 13-                qualify for the Combined Purchase Privilege, you may
month period.               purchase A shares of the Heritage Mutual Funds under
                            a single Statement of Intention. In addition, if you
                            own Class A shares of any other Heritage Mutual Fund
                            subject  to a  sales  load,  you may  include  those
                            shares in computing the amount  necessary to qualify
                            for  a  sales  load  reduction.   The  Statement  of
                            Intention  is  not a  binding  obligation  upon  the
                            investor to purchase the full amount indicated.  The
                            minimum  initial  investment  under a  Statement  of
                            Intention is 5% of such amount. If you would like to
                            enter into a Statement of  Intention in  conjunction
                            with your initial  investment in A shares of a Fund,
                            please  complete  the  appropriate  portion  of  the
                            Account   Application   found  in  this  Prospectus.
                            Current  Fund  shareholders  desiring  to do so  can
                            obtain  a  Statement  of  Intention  by   contacting
                            Heritage  or  the  Distributor  at  the  address  or
                            telephone   number  listed  on  the  cover  of  this
                            prospectus, or from their Financial Advisor.

                                For more  information on the reduction or waiver
                            of the sales load, see "Investing in the Funds" in the SAI

                            WHAT CLASS B SHARES WILL COST
                            ====================================================

The CDSL                        B shares  may be  purchased  at net asset  value
imposed on                  without a front-end sales charge, but are subject to
redemptions of B            a 5% maximum CDSL on redemption of B shares held for
shares will                 less than a eight-year period. In addition, B shares
depend on the               are  subject  to a Rule  12b-1 fee of 1.00% of their
amount of time              respective  average  daily net assets.  B shares are
you have held B             offered  for sale  only for  purchases  of less than
shares.                     $250,000.

The CDSL, if                    The CDSL imposed on redemptions of B shares will
applicable, is              be calculated by multiplying the offering price (net
based on the                asset  value  at the  time of  purchase)  or the net
lower of purchase           asset  value  of the  shares  shares  at the time of
price or                    redemption,  whichever  is less,  by the  percentage
redemption price.            shown on the following chart.  The CDSL will not be
                            imposed on the redemption of B shares acquired as dividends or other distributions, or on any increase in the net asset value of the redeemed B shares above the original purchase price. Thus, the CDSL will be imposed on the lower of net asset value or purchase price.

                                                         CDSL as a Percentage
                                                      of the Lesser of Net Asset
                                                        Value at Redemption or
                             Redemption During:       the Original Purchae Price
                             ------------------       --------------------------
                             1st year since purchase            5%
                             2nd year since purchase            4%
                             3rd year since purchase            3%
                             4th year since purchase            3%
                             5th year since purchase            2%
                             6th year since purchase            1%
                             Thereafter                         0%

                                The CDSL  imposed  depends on the amount of time
                            you have held B shares. If you own B shares for more than six years, you to not have to pay a sales charge when redeeming those shares. Any period of time during which B shares are held in the Heritage Cash Trust-Money Market Fund ("Money Market Fund") will be excluded from calculating the holding period. B shares of the Money Market Fund obtained through an exchange from another Heritage Mutual Fund are subject to any applicable CDSL due at redemption.

                                Under  certain  circumstances,  the CDSL will be
                            waived. See "Waiver of the Contingent Deferred Sales Load" below.

B shares will                   B shares  will  convert  to A shares eight years
convert to A                after  the end of the  calendar  month in which  the
shares if you have          shareholder's  order to purchase was  accepted.  The
held them for               conversion  will be  effected at the net asset value
more than eight             per share. Dividends and other distributions paid to
years.                      shareholders  by a Fund in the form of  additional B
                            shares also will convert to A shares on a pro rata basis. A conversion to B shares will benefit the shareholder because A shares have lower ongoing Rule
                            12b-1 fees than B shares. If you have exchanged B shares between Heritage Mutual Funds, the length of the holding period will be calculated from the date of original purchase, excluding any periods during which you held B shares of the Money Market Fund.
                            Such conversion will not be treated as a taxable event.

                                The  Distributor  may pay sales  commissions  to
                            dealers who sell a Fund's B shares at the time of the sale. Payments with respect to B shares will equal 4% of the purchase price of the B shares.

                            WHAT CLASS C SHARES WILL COST
                            ====================================================

A CDSL will be                  A CDSL of 1% is  imposed  on C shares  if,  less
imposed on the              than one year from the date of purchase,  you redeem
redemption of C             an amount  that  causes  the  current  value of your
shares if you have          account to fall below the total  dollar  amount of C
held them for less          shares purchased  subject to the CDSL. The CDSL will
than one year.              not  be  imposed  on  the  redemption  of  C  shares
                            acquired as dividends or other distributions,  or on
The CDSL, if                any  increase in the net asset value of the redeemed
applicable, is              C shares above . the original purchase price.  Thus,
based on the                the CDSL will be  imposed  on the lower of net asset
lower of purchase           value or purchase price.  In addition,  C shares are
price or                    subject  to a Rule  12b-1  fee  of  1.00%  of  their
redemption price.           respective  average daily net assets.

                                Under  certain  circumstances,  the CDSL will be
                            waived. See " Waiver of the Contingent Deferred Sales Load" below.

                                The  Distributor  may pay sales  commissions  to
                            dealers who sell the Funds' C shares at the time of the sale. Payments with respect to C shares will equal 1% of the purchase price of the C shares.

                            MINIMIZING THE CONTINGENT DEFERRED SALES LOAD
                            ====================================================

                                When you redeem B shares and C shares, the Funds
                            automatically will minimize the CDSL by assuming you are selling:

                            o First, B shares or C shares owned through reinvested dividends, upon which no CDSL is imposed; and

                            o Second, B shares or C shares held in the customer's account the longest.

                            WAIVER OF THE CONTINGENT DEFERRED SALES LOAD
                            ====================================================

The CDSL on B                   The CDSL for B shares and C shares  currently is
shares and C                waived for:  (1) any partial or complete  redemption
shares will be              in connection  with a distribution  without  penalty
waived for certain          under Section 72(t) of the Internal  Revenue Code of
shareholders.               1986,  as amended  (the  "Code"),  from a  qualified
                            retirement plan,  including a Keogh Plan or IRA upon
                            attaining age 70 1/2; (2) any  redemption  resulting
                            from a tax-free return of an excess  contribution to
                            a qualified employer  retirement plan or an IRA; (3)
                            any partial or complete  redemption  following death
                            or  disability  (as defined in Section  72(m) (7) of
                            the Code) of a shareholder  (including  one who owns
                            the shares as joint  tenant with his spouse) from an
                            account in which the  deceased or disabled is named,
                            provided the redemption is requested within one year
                            of the death or initial determination of disability;
                            (4)   certain   periodic   redemptions   under   the
                            Systematic  Withdrawal  Plan from an account meeting
                            certain  minimum  balance  requirements,  in amounts
                            representing  certain maximums established from time
                            to time by the  Distributor  (currently a maximum of
                            12% annually of the account balance at the beginning
                            of  the   Systematic   Withdrawal   Plan);   or  (5)
                            involuntary  redemptions  by a Fund of B shares or C
                            shares in  shareholder  accounts  that do not comply
                            with   the   minimum   balance   requirements.   The
                            Distributor may require proof of documentation prior
                            to  waiver of the CDSL  described  in  sections  (1)
                            through (4) above, including distribution letters, certification by plan administrators, applicable tax forms or death or physicians certificates.

                                For  more  information  about  B  shares  and  C
                            shares, see "Reinstatement Privilege" and "Exchange Privilege."

                            HOW TO REDEEM SHARES
                            ====================================================

There are several               Redemption of Fund shares can be made by:
ways for you to
redeem your                     CONTACTING   YOUR   FINANCIAL   ADVISOR.    Your
shares. Financial Advisor will transmit an order to a Fund for redemption by that Fund and may charge you a fee for this service.

                                TELEPHONE  REQUEST.  You may  redeem  shares  by
                            placing a telephone request to your Fund (800-421-4184) prior to the close of regular trading on the Exchange. If you do not wish to have telephone exchange/redemption privileges, you should so elect by completing the appropriate section of the Account Application. Each Fund, Heritage, the Distributor and their Trustees, directors, officers and employees are not liable for any loss arising out of telephone instructions they reasonably believe are authentic. These parties will employ reasonable procedures to confirm that telephone instructions are authentic. To the extent that a Fund, Heritage, the Distributor and their Trustees, directors, officers and employees do not follow reasonable procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions. For more information on these procedures, see "Redeeming Shares - Telephone Transactions" in the SAI. You may elect to have redemption proceeds wired to the bank account specified on the Account Application. Redemption proceeds normally will be sent the next business day, and you will be charged a wire fee by Heritage (currently $5.00). For redemptions of less than $50,000, you may request that the check be mailed to your address of record, providing that such address has not been changed in the past 30 days. For your protection, the proceeds of all other redemptions will be transferred to the bank account specified on the Account Application.

                                WRITTEN REQUEST.  Fund shares may be redeemed by
                            sending a written request for redemption to "Heritage Asset Management, Inc., P. O. Box 33022, St. Petersburg, FL 33733." Indicate the Fund, the class, the amount of shares you wish to redeem, along with your account number. Signature guarantees will be required on the following types of requests: redemptions from any account that has had an address change in the past 30 days, redemptions greater than $50,000, redemptions that are sent to an address other than the address of record and exchanges or transfers into other Heritage accounts that have different titles. Heritage will transmit the order to the Fund for redemption.

                                SYSTEMATIC WITHDRAWAL PLAN. Withdrawal plans are
                            available that provide for regular periodic withdrawals of $50 or more on a monthly, quarterly, semiannual or annual basis. Under these plans, sufficient shares of the applicable Fund are redeemed to provide the amount of the periodic withdrawal payment. The purchase of A shares while participating in the Systematic Withdrawal Plan ordinarily will be disadvantageous to you because you will be paying a sales load on the purchase of those shares at the same time that you are redeeming A shares upon which you may already have paid a sales load. Therefore, each Fund will not knowingly permit the purchase of A shares through the Systematic Investment Plan if you are at the same time making systematic withdrawals of A shares. Heritage reserves the right to cancel systematic withdrawals if insufficient shares are available for two or more consecutive months.

You will not be                 REINSTATEMENT  PRIVILEGE.  If you  redeem any or
charged a sales             all of your A shares of a Fund, you may reinvest all
load on A shares            or any  portion  of  the  redemption  proceeds  in A
redeemed and                shares at net asset  value  without  any sales load,
reinvested within           provided  that such  reinvestment  is made within 90
90 days of                  calendar  days  after the  redemption  date.  If you
redemption.  You            redeem  any or all of your B shares or C shares of a
must notify your            Fund and paid a CDSL on those  shares or held  those
Fund when you               shares  long  enough  so that  the  CDSL  no  longer
exercise this               applies,  you may reinvest all or any portion of the
privilege.                  redemption  proceeds  in the same class of shares at
                            net  asset  value  without  paying a CDSL on  future
                            redemptions  of those  shares,  provided  that  such
                            reinvestment  is made within 90 calendar  days after
                            the  redemption  date. A  reinstatement  pursuant to
                            this   privilege  will  not  cancel  the  redemption
                            transaction; therefore, (1) any gain realized on the
                            transaction  will be recognized  for Federal  income
                            tax  purposes,  while (2) any loss realized will not
                            be   recognized  to  the  extent  the  proceeds  are
                            reinvested  in shares of a Fund.  The  reinstatement
                            privilege  may be  utilized  by a  shareholder  only
                            once, irrespective of the number of shares redeemed,
                            except that the  privilege  may be utilized  without
                            limitation in  connection  with  transactions  whose
                            sole   purchase  is  to  transfer  a   shareholder's
                            interest in a Fund to his defined contribution plan, IRA, SEP or SIMPLE. You must notify a Fund if you intend to exercise the reinstatement privilege.

                                Contact  Heritage or your Financial  Advisor for
                            further information or see "Redeeming Shares" in the SAI.

                            RECEIVING PAYMENT
                            ====================================================

The redemption                  If a request  for  redemption  is  received by a
price generally is          Fund in good order (as  described  below) before the
the next NAV                close of regular trading on the Exchange, the shares
computed after              will be  redeemed  at the net asset  value per share
the receipt of              determined  at the close of  regular  trading on the
your redemption             Exchange on that day, less any applicable CDSL for B
request.                    shares or C shares. Requests for redemption received
                            by a Fund after the close of regular  trading on the
                            Exchange  will be  executed  at the net asset  value
                            determined  at the close of  regular  trading on the
                            Exchange  on  the  next   trading   day,   less  any
                            applicable CDSL for B shares or C shares.

                                Payment for shares  redeemed by a Fund  normally
                            will be made on the business day after redemption was made. Proceeds from a redemption of shares by check or pre-authorized automatic purchase may be delayed until the funds have cleared, which may take up to 15 days. This delay can be avoided by wiring funds for purchases. The proceeds of a redemption may be more or less than the original cost of Fund shares.

                                A redemption  request will be  considered  to be
                            received in "good order" if:

                            o the number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;

                            o any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

                            o any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

                            o the signatures on any written redemption request of $50,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company, or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by Heritage, as transfer agent, under its current signature guarantee program.

                                Each Fund has the right to suspend redemption or
                            postpone payment at times when the Exchange is closed (other than customary weekend or holiday closings) or during periods of emergency or other periods as permitted by the Securities and Exchange Commission. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined, less any applicable CDSL, after the suspension is lifted. If a redemption check remains outstanding after six months, Heritage reserves the right to redeposit those funds into your account. For more information on receiving payment, see "Redeeming Shares" in the SAI.

                            EXCHANGE PRIVILEGE
                            ====================================================

You can exchange            If you have held A shares,  B shares or C shares
shares of one               for at least 30 days,  you can exchange  some or all
Heritage Mutual             of your  shares  for shares of the same class of any
Fund for shares of          other  Heritage  Mutual Fund.  All exchanges will be
the same class of           based on the  respective  net  asset  values  of the
another Heritage            Heritage  Mutual Funds  involved.  All exchanges are
Mutual Fund.                subject to the minimum  investment  requirements and
                            any  other   applicable   terms  set  forth  in  the
                            prospectus for the Heritage Mutual Fund whose shares
                            are being acquired.  Exchanges of shares of Heritage
                            Mutual   Funds   generally   will   result   in  the
                            realization of a taxable gain or loss for Federal income tax purposes. See "Taxes."

                                For purposes of calculating the  commencement of
                            the CDSL holding period for shares exchanged from a Fund to the B shares or C shares of any other Heritage Mutual Fund, except the Money Market Fund, the original purchase date of those shares exchanged will be used. Any time period that the exchanged shares were held in the Money Market Fund will not be included in this calculation. As a result, if you redeem B shares or C shares of the Money Market Fund before the expiration of the CDSL holding period, you will be subject to the applicable CDSL.

                                If you  exchange A shares,  B shares or C shares
                            for corresponding shares of the Money Market Fund, you may, at any time thereafter, exchange such shares for the corresponding class of shares of any other Heritage Mutual Fund. If you exchange shares of the Money Market Fund acquired by purchase
                            (rather than exchange) for shares of another Heritage Mutual Fund, you will be subject to the sales load, if any, that would be applicable to a purchase of that Heritage Mutual Fund.

                                A shares of a Fund may be exchanged for A shares
                            of the Heritage Cash Trust-Municipal Money Fund, which is the only class of shares offered by that fund. If you exchange shares of the Heritage Cash

                            Trust-Municipal Money Market Fund acquired by purchase (rather than exchange) for shares of another Heritage Mutual Fund, you also will be subject to the sales load, if any, that would be applicable to a purchase of that Heritage Mutual Fund. B shares and C shares are not eligible for exchange into the Heritage Cash Trust-Municipal Money Market Fund.

                                Shares acquired  pursuant to a telephone request
                            for exchange will be held under the same account registration as the shares redeemed through such an exchange. For a discussion of limitation of liability of certain entities, see "How to Redeem Shares-Telephone Request."

                                Telephone  exchanges  can be effected by calling
                            Heritage at (800) 421-4184 or by calling your Financial Advisor. In the event that you or your Financial Advisor are unable to reach Heritage by telephone, an exchange can be effected by sending a telegram to Heritage. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

                                Each Heritage  Mutual Fund reserves the right to
                            reject any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time. In addition, each Heritage Mutual Fund may terminate this exchange privilege upon 60 days' notice . For further information on this exchange privilege and for a copy of any Heritage Mutual Fund prospectus, contact Heritage or your Financial Advisor and see "Exchange Privilege" in the SAI.


                                          MANAGEMENT OF THE FUNDS

                            BOARD OF TRUSTEES
                            ====================================================

                                The  business  and  affairs  of  each  Fund  are
                            managed by or under the direction of the Board of Trustees. The Trustees are responsible for managing the Funds' business affairs and for exercising all the Funds' powers except those reserved to the shareholders. A Trustee may be removed by the other Trustees or by a two-thirds vote of the outstanding Trust shares.

                            INVESTMENT ADVISERS
                            ====================================================

Heritage Asset                  Heritage   Asset   Management,   Inc.   is   the
Management, Inc.            investment  adviser and  administrator of each Fund,
serves as                   except  the Eagle  International  Equity  Portfolio.
investment                  Heritage   is   responsible    for   reviewing   and
adviser for each            establishing  investment policies for these Funds as
Fund, except for            well as administering their non-investment  affairs.
the Eagle                   Heritage  is a wholly  owned  subsidiary  of Raymond
International               James  Financial,  Inc.  which,  together  with  its
Equity Portfolio.           subsidiaries,  provides  a wide  range of  financial
                            services  to  retail  and   institutional   clients.
                            Heritage   manages,   supervises  and  conducts  the
                            business and  administrative  affairs of these Funds
                            and  the  other   Heritage   Mutual   Funds,   which
                            collectively, have net assets of approximately $3.2 billion as of September 30, 1997.

                                Heritage's   annual   investment   advisory  and
                            administration fee for the Income-Growth Trust is 0.75% of the first $100 million of the Fund's average daily net assets and 0.60% on any assets over $100 million of the Fund's average daily net assets. For the Capital Appreciation Trust, Growth Equity Fund, Mid Cap Growth Fund and Value Equity Fund, Heritage's fee is 0.75% of each Fund's average daily net assets. For the Small Cap Stock Fund, Heritage's fee is 1% of the Fund's average daily net assets on the first $50 million and 0.75% on average daily net assets over $50 million. These fees are computed daily and paid monthly. Heritage voluntarily waives fees or reimburses expenses as explained under "Total Fund Expenses" and reserves the right to discontinue any voluntary waiver of its fees or reimbursements to the Funds in the future. Heritage may recover fees waived in the previous two years.

Eagle Asset                     Eagle  Asset  Management,   Inc.  is  the  Eagle
Management, Inc.            International Equity Portfolio's investment adviser.
is the investment           The annual  advisory  fee paid  monthly by the Eagle
adviser for the             International  Equity Portfolio to Eagle is based on
Eagle                       the Fund's  average daily net assets and is 1.00% on
International               the  first   $100   million   of  assets   and  .80%
Equity Portfolio.           thereafter.   Eagle   voluntarily   waives  fees  or
                            reimburses  expenses as explained  under "Total Fund
                            Expenses" and reserves the right to discontinue any voluntary waiver of its fees or reimbursements to the Fund in the future. Eagle may recover fees waived in the previous two years.

                                Eagle has been managing  private  accounts since
                            1976 for a diverse group of clients, including individuals, corporations, municipalities and trusts. Eagle managed approximately $2.8 billion for these clients as of January 31, 1997. In addition to advising private accounts, Eagle acts as investment adviser or subadviser to the Funds discussed herein and three variable annuity portfolios (Eagle Core Equity Series and Eagle Small Cap Equity Series for Jackson National Life and Eagle Value Equity Portfolio for Golden Select). Eagle is a wholly owned subsidiary of Raymond James Financial, Inc. which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients.

                            SUBADVISERS
                            ====================================================

The investment                  CAPITAL APPRECIATION TRUST. Heritage has entered
advisers employ             into   an   agreement   with   Liberty    Investment
subadvisers for             Management,   a  Division  of  Goldman  Sachs  Asset
providing                   Management,  Inc.  ("GSAM"), 2502 Rocky Point Drive,
investment advice           Tampa,  Florida 33607, to provide  investment advice
and portfolio               and   portfolio   management   services,   including
management                  placement  of  brokerage  orders,  on  behalf of the
service to the              Capital  Appreciation  Trust.  GSAM  is  a  separate
Funds.                      operating  division of Goldman Sachs & Co. ("Goldman
                            Sachs").   Goldman   Sachs  is   registered   as  an
                            investment  adviser.  As of November 30, 1996, GSAM,
                            together  with  its  affiliates  acts as  investment
                            adviser,  administrator or distributor for assets in
                            excess  of  $94.2  Billion.   For  these   services,
                            Heritage pays Liberty a monthly fee at an annual rate equal to 0.25% of the Fund's average daily net assets. Heritage also has entered into a subadvisory agreement with Eagle. However, Heritage has chosen not to allocate assets to Eagle at this time.

                                EAGLE INTERNATIONAL EQUITY PORTFOLIO.  Eagle has
                            entered into a subadvisory agreement with Martin Currie, Inc., a New York corporation, to furnish a continuous investment program for the Eagle International Equity Portfolio. Martin Currie is a wholly owned subsidiary of Martin Currie Limited, a private limited company incorporated in Scotland. Martin Currie Limited is one of Scotland's largest professional money managers and, together with Martin Currie, has $8.5 Billion under management as of December 31, 1996. Since 1881, Martin Currie Limited and its predecessors have focused on providing their clients with investment management services. Martin Currie makes investment decisions on behalf of the Fund and places all orders for purchases and sales of securities of the Fund. Under the agreement, Martin Currie receives an annual fee from Eagle based on the Fund's average daily net assets of .50% on the first $100 million of assets and .40% thereafter.

                                GROWTH EQUITY FUND, INCOME-GROWTH TRUST, MID CAP
                            GROWTH FUND AND VALUE EQUITY FUND. Heritage has entered into an agreement with Eagle to provide investment advice and portfolio management services, including placement of brokerage orders, on behalf of these Funds. For these services, Heritage pays Eagle a fee equal to 50% of the fees payable to Heritage by each Fund without regard to any reduction in fees actually paid to Heritage as a result of voluntary fee waivers by Heritage.

                                SMALL CAP STOCK  FUND.  The  assets of the Small
                            Cap Stock Fund are allocated among one or more investment subadvisers, subject to review by Heritage and the Board of Trustees. Heritage periodically will review the allocation of such assets and, subject to the oversight of the Board of Trustees, at its own discretion, may reallocate the assets between investment subadvisers when it deems such reallocation in the best interest of the Fund's shareholders. The Fund's assets currently are allocated between two investment subadvisers, Eagle and Awad. Heritage has entered into a separate agreement with each of the subadvisers to provide investment advice and portfolio management services, including placement of brokerage orders, to the Fund for a fee payable by Heritage. In the future, Heritage may propose the addition of one or more additional subadvisers, subject to approval by the Board of Trustees and, if required by the 1940 Act, Fund shareholders.

                                For its  services to the Fund,  Eagle is paid by
                            Heritage an annual fee equal to .50% on the first $50 million of the Fund's average daily net assets under Eagle's investment discretion and .375% of the Fund's average daily net assets over $50 million under its investment discretion. Awad, 477 Madison Ave., New York, New York 10022, is a division of Raymond James & Associates, Inc. and makes investment decisions on its allocated portion of the Fund's assets. Awad had $575 MILLION of assets under its discretionary management at DECEMBER 31, 1996.
                            For its services to the Fund, Awad is paid by Heritage an annual fee equal to .50% on the first $50 million of the Fund's average daily net assets under Awad's investment discretion and .375% on the Fund's average daily net assets over $50 million under its investment discretion.

                            PORTFOLIO MANAGEMENT
                            ====================================================

                                CAPITAL  APPRECIATION  TRUST.  Herbert E. Ehlers
                            serves as portfolio manager of the Capital Appreciation Trust. Mr. Ehlers has been responsible for the day-to-day management of the Fund's investment portfolio, subject to the general oversight of Heritage and the Board, since the Fund's inception. Mr. Ehlers has served as a Managing Director of Goldman Sachs and as the Chairman, Chief Executive Officer and Chief Investment Officer of Liberty since 1997. From 1994 to 1997, Mr. Ehlers served as the Chairman, Chief Executive Officer and Chief Investment Officer of Liberty Investment Management. During 1995 he also served as a portfolio manager of Eagle and from 1984 to 1994, Mr. Ehlers was President, Chief Investment Officer and a director of Eagle

                                EAGLE INTERNATIONAL EQUITY PORTFOLIO. Investment
                            decisions for the Eagle International Equity Portfolio are made by a Committee of Martin Currie organized for that purpose, and no single person is primarily responsible for making recommendations to the Committee. The Committee is subject to the general oversight of Martin Currie, Eagle and the Trustees.

                                GROWTH EQUITY FUND.  The  portfolio  manager for
                            the Growth Equity Fund is Kenneth W. Corba. He is responsible for the day-to-day management of the
                            Fund's investment portfolio. Mr. Corba is an Executive Vice President and Chief Investment Officer of Eagle. Mr. Corba joined Eagle in 1995. From 1984 to 1995, Mr. Corba held various portfolio management positions with Stein Roe & Farnham, Inc.

                                INCOME-GROWTH  TRUST. Louis Kirschbaum and David
                            M. Blount serve as co-portfolio managers for the Income-Growth Trust. Mr. Kirschbaum and Mr. Blount are responsible for the day-to-day management of the Fund's investment portfolio, subject to the general oversight of Heritage and the Board of Trustees. Mr. Kirschbanm has been a Senior Vice President and a portfolio manager of Eagle since July 1986 and portfolio manager of the Fund since February 1990. David M. Blount has been a Vice President of Eagle since September 1993 and a portfolio manager of the Fund since 1996. Mr. Blount was a Senior Associate Investment Analyst in the high yield bond research and portfolio management area of Allstate Life Insurance Company from 1991 to 1993. Mr. Blount is a Chartered Financial Analyst and Certified Public Accountant.

                                MID CAP GROWTH FUND. Todd McCallister, PhD, CFA,
                            has served as portfolio manager of the Mid Cap Growth Fund since its inception. He is responsible for the day-to-day management of the Fund's investment portfolio, subject to the general oversight of Heritage and the Board. Mr. McCallister is a Senior Vice President of Eagle. Prior to joining Eagle in 1997, Mr. McCallister served as a portfolio manager for IAI Mutual Funds from 1992 to 1997. Prior to 1992 he was portfolio manager at ANB Investment Management.

                                SMALL CAP STOCK FUND.  Bert L. Boksen  serves as
                            portfolio manager of the portion of the Fund's assets allocated to Eagle and James D. Awad serves as portfolio manager of the portion of the Fund's assets allocated to Awad. Messrs. Boksen and Awad have been the portfolio managers since August 7, 1995 and the Fund's inception, respectively, and are responsible for the day-to-day management of their respective portions of the Fund's assets. Mr. Boksen is a Senior Vice President of Eagle. Mr. Boksen was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department. While employed by Raymond James & Associates, Inc., Mr. Boksen served as co-head of Research, Chief Investment Officer and Chairman of the Raymond James & Associates, Inc. Focus List Committee. Mr. Awad has been Chairman of Awad since 1992. Mr. Awad is assisted by Dennison T. Vern, who joined Awad & Associates in 1992 and became President in January 1995. From 1990 to 1992, he was employed by Smith Barney.

                                VALUE EQUITY  FUND.  Michael J. Chren has served
                            as portfolio manager for the Fund since October 1997 and is responsible for the day-to-day management of the Fund's investment portfolio. Mr. Chren has been a Senior Vice President and Portfolio Manager with Eagle since 1996. From 1994 to 1996, Mr. Chren was a Senior Research Analyst with Eagle. Prior thereto, he worked in the Institutional Equity Department of Raymond James & Associates, Inc. and served as a Trader/Analyst with Junction Advisors, Inc. and with Mabon Securities, Inc. Mr. Chren holds a bachelors of arts and a masters of arts in architecture from Yale University and an MBA from Carnegie Mellon University. Mr. Chren also is a Chartered Financial Analyst.

                            BROKERAGE PRACTICES
                            ====================================================

                                Each  Fund  may use  the  Distributor  or  other
                            affiliated broker-dealers as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best price and execution.

                                In selecting broker-dealers, each subadviser may
                            consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, each subadviser may consider sales of shares of a Fund as a factor in the selection of broker-dealers. See "Brokerage Practices" in the SAI.

                            FUND ACCOUNTANT, ADMINISTRATOR AND TRANSFER AGENT
                            ====================================================

                                Heritage is the transfer agent for each Fund and
                            fund accountant and administrator for each Fund except Eagle International Equity Portfolio. Each Fund pays directly for Fund accounting and transfer agent services. In addition to its duties as transfer agent, Heritage also may receive a fee from Eagle for providing certain administrative services for the Eagle International Equity Portfolio. State Street Bank & Trust is the fund accountant for the Eagle International Equity Portfolio.

                                      SHAREHOLDER AND ACCOUNT POLICIES

                            DIVIDENDS AND OTHER DISTRIBUTIONS
                            ====================================================

Several options                 Dividends   from  net   investment   income  are
exist for receiving         declared  and paid  annually  by each  Fund,  except
dividends and               Income-Growth   Trust,   which   declares  and  pays
other                       dividends  quarterly.  Each Fund also distributes to
distributions.              its  shareholders   substantially  all  of  its  net
                            realized  capital gains on portfolio  securities and
                            net   realized    gains   from   foreign    currency
                            transactions  after the end of the year in which the
                            gains   are    realized.    Dividends    and   other
                            distributions on shares held in retirement plans and by shareholders maintaining a Systematic Withdrawal
                            Plan  generally are paid in additional  Fund shares.
                            Other shareholders may elect to:

                                o receive both dividends and other distributions
                                  in additional Fund shares;

                                o receive    dividends   in   cash   and   other
                                  distributions in additional Fund shares;

                                o receive both dividends and other distributions
                                  in cash; or

                                o receive both dividends and other distributions
                                  in cash for investment into another Heritage Mutual Fund.

                                If you select none of these  options,  the first
                            option will apply. In any case when you receive a dividend or other distribution in additional Fund shares, your account will be credited with shares valued at their net asset value determined at the close of regular trading on the Exchange on the day following the record date for the dividend or other distribution. Distribution options can be changed at any time by notifying Heritage in writing.

                                Dividends  paid by each Fund with respect to its
                            A shares, B shares and C shares are calculated in the same manner and at the same time and will be in the same amount relative to the aggregate net asset value of the shares in each class, except that dividends on B shares and C shares of a Fund may be lower than dividends on its A shares primarily as a result of the higher distribution fee and class-specific expenses applicable to B shares and C shares.

                            DISTRIBUTION PLANS
                            ====================================================

Each Fund pays                  As  compensation   for  services   rendered  and
service and                 expenses borne by the Distributor in connection with
distribution fees           the  distribution of A shares and in connection with
to the Distributor.         personal  services  rendered to Class A  shareholder
                            accounts,   each   Fund  may  pay  the   Distributor
                            distribution and service fees of up to 0.35% of that Fund's average daily net assets attributable to A shares of that Fund. Currently, each Fund pays the Distributor a fee of up to 0.25% of its average daily net assets attributable to A shares. For
                            Capital Appreciation Trust A shares purchased prior to April 3, 1995, the Fund pays the Distributor a fee of up to 0.50% of that Fund's average daily net assets attributable to those A shares. These fees are computed daily and paid monthly.

                                As  compensation   for  services   rendered  and
                            expenses borne by the Distributor in connection with the distribution of B shares and C shares and in connection with personal services rendered to Class B and Class C shareholders and the maintenance of Class B and Class C shareholder accounts, each Fund pays the Distributor a service fee of 0.25% and a distribution fee of' 0.75% of that Fund's average daily net assets attributable to B shares and C shares. These fees are computed daily and paid monthly.

                                The  above-referenced   fees  are  paid  to  the
                            Distributor under Distribution Plans adopted pursuant to Rule 12b-l under the 1940 Act. These Plans authorize the Distributor to spend such fees on any activities or expenses intended to result in the sale of a Fund's A shares, B shares and C shares, including compensation (in addition to the sales load) paid to Financial Advisors; advertising; salaries and other expenses of the Distributor relating to selling or servicing efforts; expenses of organizing and conducting sales seminars; printing of prospectuses, statements of additional information and reports for other than existing shareholders; and preparation and distribution of advertising material and sales literature and other sales promotion expenses. The Distributor has entered into dealer agreements with participating dealers and/or banks who also will distribute shares of each Fund.

                                If a Plan is  terminated,  the  obligation  of a
                            Fund to make payments to the Distributor pursuant to the Plan will cease and the Fund will not be required to make any payment past the date the Plan terminates.

                            TAXES
                            ====================================================

Each Fund is not                Each Fund  intends to qualify or to  continue to
expected to have            qualify  for  treatment  as a  regulated  investment
any Federal tax             company  under the Code. By doing so, each Fund (but
liability.                  not its  shareholders)  will be  relieved of Federal
However, your               income  tax on that part of its  investment  company
tax obligations             taxable   income   (generally   consisting   of  net
are determined              investment  income, net short-term capital gains and
by your                     net   gains   from    certain    foreign    currency
particular tax              transactions)  and net  capital  gain (the excess of
circumstances.              net  long-term  capital  gain  over  net  short-term
                            capital   loss)   that   is   distributed   to   its
                            shareholders.  Dividends from each Fund's investment
                            company   taxable   income   are   taxable   to  its
                            shareholders  as ordinary  income,  to the extent of
                            that Fund's earnings and profits,  whether  received
                            in cash or in additional Fund shares.  Distributions
                            of each Fund's net capital gain,  when designated as
                            such, are taxable to its  shareholders  as long-term
                            capital  gains,  whether  received  in  cash  or  in
                            additional  Fund shares and regardless of the length
                            of time the shares  have been held.  The  portion of
                            the   dividends    (but   not   the   capital   gain
                            distributions)  paid by each Fund (an  insubstantial
                            portion  in  the  case  of the  Eagle  International
                            Equity Portfolio) that does not exceed the aggregate
                            dividends   received   by   the   Fund   from   U.S.
                            corporations    will    be    eligible    for    the
                            dividends-received      deduction     allowed     to
                            corporations;   however,  dividends  received  by  a
                            corporate shareholder and deducted by it pursuant to
                            the   dividends-received   deduction   are   subject
                            indirectly to the Federal alternative minimum tax.

When you sell or                Dividends  and other  distributions  declared by
exchange shares,            each Fund in  October,  November  or December of any
it generally is             year and payable to shareholders of record on a date
considered a                in that  month  will be  deemed to have been paid by
taxable event to            the  Fund  and  received  by  its   shareholders  on
you.                        December  31 if they are paid by the Fund during the
                            following January.

                                Shareholders    receive   Federal   income   tax
                            information regarding dividends and other distributions after the end of each year. The information regarding capital gain distributions designates the portions of those distributions that are subject to (1) the 20% maximum rate of tax (10% for investors in the 15% marginal tax bracket) enacted by the Taxpayer Relief Act of 1997 ("Tax Act"), which applies to non-corporate taxpayers' net capital gain on securities and other capital assets held for more than 18 months, and (2) the 28% maximum tax rate, applicable to such gain on capital assets held for more than one year and up to 18 months (which, prior to enactment of the Tax Act, applied to all such gain on capital assets held for more than one year).

                                Each Fund is  required  to  withhold  31% of all
                            dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. When you sell or exchange shares of a Fund, it generally is considered a taxable event to you.

                                The  foregoing  is only a summary of some of the
                            important Federal income tax considerations generally affecting each Fund and its shareholders. See the SAI for a further discussion. There may be other Federal, state or local tax considerations applicable to a particular investor. You are therefore urged to consult your tax adviser.

                            ABOUT THE TRUSTS AND THE FUNDS
                            ====================================================

                                Heritage Capital  Appreciation  Trust,  Heritage
                            Income-Growth Trust and Heritage Series Trust (collectively, the "Trusts") each were established as a Massachusetts business trust under a Declaration of Trust dated June 21, 1995, July 25, 1986 and October 28, 1992, respectively. The Capital Appreciation Trust and the Income-Growth Trust each offer shares through a single investment portfolio. The Series Trust offers its shares through five separate investment portfolios: Eagle International Equity Portfolio, Growth Equity Fund, Mid Cap Growth Fund, Small Cap Stock Fund, and Value Equity Fund. Each Fund offers three classes of shares, A shares, B shares and C shares . Eagle International Equity Portfolio also offers Eagle Class shares. To obtain more information about the Eagle Class shares, which are not offered in this Prospectus, call (800) 237-3101. Eagle Class shares have different sales charges and other expenses, which may affect performance.


                            SHAREHOLDER INFORMATION
                            ====================================================

You may vote on                 Each share of a Fund gives the  shareholder  one
matters submitted           vote in  matters  submitted  to  shareholders  for a
for your approval.          vote.  A shares,  B shares and C shares of each Fund
Each share you              have equal  voting  rights,  except  that in matters
own entitles you            affecting  only a particular  class or series,  only
to one vote.                shares of that class or series are entitled to vote.
                            As  Massachusetts  business  trusts,  the Trusts are
                            not  required to hold annual  shareholder  meetings.
                            Shareholder approval will be sought only for certain
                            changes in the Trusts' or a Fund's operation and for
                            the    election    of   Trustees    under    certain
                            circumstances.  Trustees may be removed by the other
                            Trustees or  shareholders  at a special  meeting.  A
                            special meeting of  shareholders  shall be called by
                            the   Trustees   upon   the   written   request   of
                            shareholders owning at least 10% of each Trust's outstanding shares.

                                No  dealer,  salesman  or other  person has been
                            authorized to give any information or to make any representation other than that contained in this Prospectus in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Distributor. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

                     STATEMENT OF ADDITIONAL INFORMATION
                                   HERITAGE
                          CAPITAL APPRECIATION TRUST
                     EAGLE INTERNATIONAL EQUITY PORTFOLIO
                              GROWTH EQUITY FUND
                             INCOME-GROWTH TRUST
                             MID CAP GROWTH FUND
                             SMALL CAP STOCK FUND
                              VALUE EQUITY FUND

       This Statement of Additional Information ("SAI") dated January 2, 1998, should be read in conjunction with the Prospectus dated January 2, 1998 describing the Class A, Class B and Class C shares of the Capital Appreciation Trust, the Eagle International Equity Portfolio, the Growth Equity Fund, the Income-Growth Trust, the Mid Cap Growth Fund, the Small Cap Stock Fund and the Value Equity Fund (each a "Fund" and, collectively, the "Funds"). The Eagle International Equity Portfolio also offers an additional class of shares, which is not discussed in this SAI.

      This SAI is not a prospectus itself. To receive a copy of the Funds' Prospectus, write to Heritage Asset Management, Inc. ("Heritage") at the address below or call (800) 421-4184.

                       HERITAGE ASSET MANAGEMENT, INC.
             880 Carillon Parkway, St. Petersburg, Florida 33716
                              TABLE OF CONTENTS
                                                                            Page

GENERAL INFORMATION...........................................................1
INVESTMENT INFORMATION........................................................1
      Investment Objectives...................................................1
      Investment Policies.....................................................1
      Industry Classifications................................................8
      Futures, Forwards and Hedging Transactions..............................8
INVESTMENT LIMITATIONS.......................................................17
NET ASSET VALUE..............................................................20
PERFORMANCE INFORMATION......................................................22
INVESTING IN THE FUNDS.......................................................25
      Systematic Investment Options..........................................25
      Retirement Plans.......................................................25
      Class A Combined Purchase Privilege  (Right of Accumulation)...........26
      Class A Statement of Intention.........................................27
REDEEMING SHARES.............................................................27
      Systematic Withdrawal Plan.............................................27
      Telephone Transactions.................................................28
      Redemptions in Kind....................................................28
      Receiving Payment......................................................29
EXCHANGE PRIVILEGE...........................................................29
CONVERSION OF CLASS B SHARES.................................................29
TAXES........................................................................30
FUND INFORMATION.............................................................33
      Management of the Funds................................................33
      Five Percent Shareholders..............................................36
      Investment Advisers and Administrator; Subadvisers.....................38
      Brokerage Practices....................................................41
      Distribution of Shares.................................................44
      Administration of the Funds............................................45
      Potential Liability....................................................46
APPENDIX....................................................................A-1
REPORTS OF THE INDEPENDENT ACCOUNTANTS......................................A-4
FINANCIAL STATEMENTS........................................................A-4

GENERAL INFORMATION
-------------------

      The Heritage Capital Appreciation Trust ("Capital Appreciation"), the Heritage Income-Growth Trust ("Income-Growth"), and the Heritage Series Trust ("Series Trust") each was established as a Massachusetts business trust under a Declaration of Trust dated June 21, 1985, July 25, 1986, and October 28, 1992, respectively. All are registered as open-end diversified management investment companies under the Investment Company Act of 1940, as amended (the "1940 Act"). Capital Appreciation and Income-Growth each offer shares through a single investment portfolio. Series Trust currently offers its shares through five separate investment portfolios: the Eagle International Equity Portfolio ("Eagle International"), the Growth Equity Fund ("Growth Equity"), Mid Cap Growth Fund ("Mid Cap"), the Small Cap Stock Fund ("Small Cap") and the Value Equity Fund ("Value Equity"). Each Fund offers three classes of shares, Class A shares sold subject to a front-end sales load ("A shares"), Class B shares sold subject to a 5% maximum contingent deferred sales load ("CDSL"), declining over a six-year period ("B Shares"), and Class C shares sold subject to a 1% CDSL ("C shares"). Eagle International also offers Eagle Class shares, which are not covered in this SAI. To obtain more information about Eagle Class shares, call (800) 237-3101.

INVESTMENT INFORMATION
----------------------

      INVESTMENT OBJECTIVES
      ---------------------

      The investment objective of each Fund is stated in the Prospectus.

      INVESTMENT POLICIES
      -------------------

      The following information is in addition to and supplements each Fund's investment policies set forth in the Prospectus.

      AMERICAN DEPOSITORY RECEIPTS ("ADRS"), EUROPEAN DEPOSITORY RECEIPTS ("EDRS"), GLOBAL DEPOSITORY RECEIPTS ("GDRS") AND INTERNATIONAL DEPOSITORY RECEIPTS ("IDRS"). Each Fund, except Capital Appreciation, may invest in sponsored and unsponsored ADRs. Capital Appreciation may invest only in sponsored ADRs. ADRs, EDRs, GDRs and IDRs are receipts that represent interests in or are convertible into, securities of foreign issuers. These receipts are not necessarily denominated in the same currency as the underlying securities into which they may be converted.

      ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States. For purposes of certain investment limitations, ADRs are considered to be foreign securities by Capital Appreciation, Growth Equity, and Income-Growth.

      Eagle International, Growth Equity, Income-Growth, Small Cap and Value Equity may invest in sponsored or unsponsored EDRs, GDRs, IDRs or other similar securities representing interests in or convertible into securities of foreign issuers ("Depository Receipts"). EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. GDRs are issued globally for trading in non-U.S. securities markets and evidence a similar ownership arrangement. Depository Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. As with ADRs, the issuers of the securities underlying unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depository Receipts.
Depository Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of certain investment limitations, EDRs, GDRs and IDRs are considered to be foreign securities by Income-Growth.

      BANKERS' ACCEPTANCES. A Banker's acceptance is a short-term credit instrument used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

      Each Fund may invest in banker's acceptances. Income-Growth Trust may invest in banker's acceptances of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation.

      CERTIFICATES OF DEPOSIT. Each Fund may invest in bank certificates of deposit ("CDs") issued by domestic institutions with assets in excess of $1 billion. The Federal Deposit Insurance Corporation is an agency of the U.S. Government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured if this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more, without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments currently must be limited to $100,000 per insured bank or savings and loan association.

       COMMERCIAL PAPER. Each Fund, except Eagle International, may invest in commercial paper that is limited to obligations rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or A-1 or A-2 by Standard & Poor's ("S&P"). Eagle International may invest in commercial paper that is limited to obligations rated Prime-1 by Moody's or A-1 by S&P. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. See the Appendix for a description of commercial paper ratings.

      CONVERTIBLE SECURITIES. Each Fund may invest in convertible securities. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities in which each Fund may invest include corporate bonds, notes and preferred stock that can be converted into common stock. Convertible securities combine the fixed-income characteristics of bonds and preferred stock with the potential for capital appreciation. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

      DEBT SECURITIES. Each Fund except Capital Appreciation may invest in debt securities. The market value of debt securities is influenced primarily by changes in the level of interest rates. Generally, as interest rates rise, the market value of debt securities decreases. Conversely, as interest rates fall, the market value of debt securities increases. Factors that could result in a rise in interest rates, and a decrease in the market value of debt securities, include an increase in inflation or inflation expectations, an increase in the rate of U.S. economic growth, an increase in the Federal budget deficit or an increase in the price of commodities such as oil.

      EURO/YANKEE BONDS. Eagle International may invest in dollar denominated bonds issued by foreign branches of domestic banks ("Eurobonds") and dollar denominated bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). Investment in Eurobonds and Yankee bonds entails certain risks similar to investment in foreign securities in general. These risks are discussed below.

      EURODOLLAR CERTIFICATES. Income-Growth may purchase CDs issued by foreign branches of domestic and foreign banks. Domestic and foreign Eurodollar certificates, such as CDs and time deposits, may be general obligations of the parent bank in addition to the issuing branch or may be limited by the terms of a specific obligation or governmental regulation. Such obligations may be subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may affect adversely payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of foreign banks are not necessarily subject to the same or similar regulatory requirements, loan limitations, and accounting, auditing and recordkeeping requirements as are domestic banks or domestic branches of foreign banks. In addition, less information may be publicly available about a foreign branch of a domestic bank or a foreign bank than a domestic bank.

      FOREIGN SECURITIES. Each Fund, except Small Cap, may invest in foreign securities. It is anticipated that, in most cases, the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside the United States. Foreign stock markets, while growing in volume and sophistication, generally are not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions generally are higher than commissions on securities traded in the United States. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers and listed companies than in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments that could affect such investments. Further, the economies of some countries may differ favorably or unfavorably from the economy of the United States.

      It is each Fund's policy not to invest in foreign securities when there are currency or trading restrictions in force or when, in the judgment of its subadviser, such restrictions are likely to be imposed. However, certain currencies may become blocked (i.e., not freely available for transfer from a foreign country), resulting in the possible inability of the Fund to convert proceeds realized upon sale of portfolio securities of the affected foreign companies into U.S. currency.

      Because investments in foreign companies usually will involve currencies of foreign countries and because Capital Appreciation, Growth Equity, Income-Growth, and Value Equity may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs, the value of any of the assets of these Funds as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Each Fund will conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. In addition, in order to protect against uncertainty in the level of future exchange rates, as described below in the discussion of futures, forwards, and hedging transactions, Capital Appreciation, Income-Growth, Growth Equity and Value Equity may enter into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward currency contract" or "forward contract").

      FORWARD COMMITMENTS. As described in the Prospectus, Eagle International and Income-Growth may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments"). However, Income-Growth currently has no intention of engaging in such transactions at this time. Each Fund may engage in forward commitments if it either (1) holds, and maintains until the settlement date in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price or (2) enters into an offsetting contract for the forward sale of securities of equal value that it owns. Forward commitments may be considered securities in themselves. They involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Fund's other assets. When such purchases are made through dealers, a fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although a Fund generally will enter into forward commitments with the intention of acquiring securities for its investment portfolios, each Fund may dispose of a commitment prior to settlement and may realize short-term profits or losses upon such disposition.

      ILLIQUID SECURITIES. Capital Appreciation, Eagle International, Growth Equity, Income-Growth and Value Equity will not purchase or otherwise acquire any illiquid security, including repurchase agreements maturing in more than seven days, if, as a result, more than 10% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Similarly, Mid Cap and Small Cap will not purchase or otherwise acquire any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Small Cap presently has no intention of investing more than 5% of its assets in illiquid securities.

      Over-the-counter ("OTC") options and their underlying collateral are currently considered to be illiquid investments. Growth Equity, Income-Growth, Mid Cap and Value Equity may sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by these Funds. The assets used as cover for OTC options will be considered illiquid unless OTC options are sold to qualified dealers who agree that a Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

      LOANS OF PORTFOLIO SECURITIES. Mid Cap, Value Equity, Growth Equity and Income-Growth may loan portfolio securities to qualified broker-dealers. Eagle International may loan portfolio securities to broker-dealers or other financial institutions. The collateral for each Fund's loans will be "marked to market" daily so that the collateral at all times exceeds 100% of the value of the loan. Each Fund may terminate such loans at any time and the market risk applicable to any security loaned remains its risk. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, each Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by it if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. Each Fund also may call such loans in order to sell the securities involved. The borrower must add to the collateral whenever the market value of the securities rises above the level of such collateral. Each Fund could incur a loss if the borrower should fail financially at a time when the value of the loaned securities is greater than the collateral. The primary objective of securities lending is to supplement each Fund's income through investment of the cash collateral in short-term interest bearing obligations.

      PREFERRED STOCK. Each Fund may invest in preferred stock. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

      REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements. The period of these repurchase agreements usually will be short, from overnight to one week, and at no time will the Funds invest in repurchase agreements of more than one year. The securities that are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. The Funds always will receive as collateral securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Funds in each agreement, and the Funds will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the Fund's custodian bank.

      REVERSE REPURCHASE AGREEMENTS. Growth Equity, Small Cap Fund and Value Equity may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed to price. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obliged to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund's obligation to repurchase the securities and a Fund's use of the proceeds of the reverse repurchase agreement effectively may be restricted pending such decisions. Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of a Fund's limitation on borrowing.

      RISK FACTORS OF HIGH-YIELD SECURITIES. Eagle International, Income-Growth, Mid Cap and Small Cap may invest in securities rated below investment grade, i.e., rated below BBB or Baa by S&P and Moody's, respectively, or unrated securities determined to be below investment grade by its subadviser, as described in the Prospectus. These types of securities are commonly referred to as "junk bonds." These securities are subject to certain risks that may not be present with investments of higher grade securities. The following supplements the disclosure in the Prospectus.

      EFFECT OF INTEREST RATE AND ECONOMIC CHANGES. The prices of high-yield securities tend to be less sensitive to interest rate changes than higher rated investments, but may be more sensitive to adverse economic changes or individual corporate developments. Periods of economic uncertainty and changes generally result in increased volatility in market prices and yields of high-yield securities and, thus, in a Fund's net asset value. A strong economic downturn or a substantial period of rising interest rates could affect severely the market for high-yield securities. In these circumstances, highly leveraged companies might have difficulty in making principal and interest payments, meeting projected business goals, and obtaining additional financing. Thus, there could be a higher incidence of default. This would affect the value of such securities and, thus, a Fund's net asset value. Further, if the issuer of a security owned by the Fund defaults, it might incur additional expenses to seek recovery.

      Generally, when interest rates rise, the value of fixed-rate debt obligations, including high-yield securities, tends to decrease; when interest rates fall, the value of fixed-rate debt obligations tends to increase. If an issuer of a high-yield security containing a redemption or call provision exercises either provision in a declining interest rate market, a Fund would have to replace the security, which could result in a decreased return for shareholders. Conversely, if a Fund experiences unexpected net redemptions in a rising interest rate market, it might be forced to sell certain securities, regardless of investment merit. This could result in decreasing the assets to which the Fund's expenses could be allocated and in a reduced rate of return for it. While it is impossible to protect entirely against this risk, diversification of a Fund's investment portfolio and its subadviser's careful analysis of prospective investment portfolio securities should minimize the impact of a decrease in value of a particular security or group of securities in the Fund's investment portfolio.

      THE HIGH-YIELD SECURITIES MARKET. The market for below investment grade bonds expanded rapidly in the 1980s, and its growth paralleled a long economic expansion. During that period, the yields on below investment grade bonds rose dramatically. Such higher yields did not reflect the value of the income stream that holders of such bonds expected, but rather the risk that holders of such bonds could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. In fact, from 1989 to 1991 during a period of economic recession, the percentage of lower quality bonds that defaulted rose significantly, although the default rate decreased in subsequent years. There can be no assurance that such declines in the below investment grade market will not reoccur. The market for below investment grade bonds generally is thinner and less active than that for higher quality bonds, which may limit a Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, also may decrease the values and liquidity of lower rated securities, especially in a thinly traded market.

      CREDIT RATINGS. The credit ratings issued by credit rating services may not reflect fully the true risks of an investment. For example, credit ratings typically evaluate the safety of principal and interest payments, not market value risk, of high-yield securities. Also, credit rating agencies may fail to change timely a credit rating to reflect changes in economic or company conditions that affect a security's market value. Although a Fund's subadviser considers ratings of recognized rating services such as Moody's and S&P, the subadviser primarily relies on its own credit analyses, which include a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. A Fund's subadviser continually monitors the investments in its respective investment portfolios and carefully evaluates whether to dispose of or retain high-yield securities whose credit ratings have changed. See the Appendix for a description of Moody's and S&P's corporate debt ratings.

      LIQUIDITY AND VALUATION. Lower rated bonds typically are traded among a smaller number of broker-dealers than in a broad secondary market. Purchasers of high-yield securities tend to be institutions, rather than individuals, which is a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many high-yield securities may not be as liquid as higher grade bonds. A less active and thinner market for high-yield securities than that available for higher quality securities may limit a Fund's ability to sell such securities at that fair market value in response to changes in the economy or the financial markets. The ability of a Fund to value or sell high-yield securities also will be affected adversely to the extent that such securities are thinly traded or illiquid. During such periods, there may be less reliable objective information available and thus the responsibility of the Board to value high-yield securities becomes more difficult, with judgment playing a greater role. Further, adverse publicity about the economy or a particular issuer may affect adversely the public's perception of the value, and thus liquidity of a high-yield security, whether or not such perceptions are based on a fundamental analysis. See "Net Asset Value."

      STANDARD AND POOR'S DEPOSITORY RECEIPTS ("SPDRS). Growth Equity, Mid Cap and Value Equity may invest in SPDRs and other similar index securities ("Index Securities"). Index Securities represent interests in a fixed portfolio of common stocks designed to track the price and dividend yield performance of a broad-based securities index, such as the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), but are traded on an exchange like shares of common stock. The value of Index Securities fluctuates in relation to changes in the value of the underlying portfolio of securities. However, the market price of Index Securities may not be equivalent to the pro rata value of the index it tracks. Index Securities are subject to the risks of an investment in a broadly based portfolio of common stocks.

      U.S. GOVERNMENT SECURITIES. Each Fund may invest in U.S. Government securities, including a variety of securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby. These securities include securities issued and guaranteed by the full faith and credit of the U.S. Government, such as Treasury bills, Treasury notes, and Treasury bonds; obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Banks; and obligations supported only by the credit of the issuer, such as those of the Federal Intermediate Credit Banks.

      WARRANTS. Each Fund may purchase rights and warrants, which are instruments that permit a Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Eagle International, Growth Equity, Mid Cap, Small Cap and Value Equity currently do not intend to invest more than 5% of their respective net assets in warrants. Warrants may be either perpetual or of limited duration. There is a greater risk that warrants might drop in value at a faster rate than the underlying stock. Eagle International also may invest in warrants or rights acquired by Eagle International as part of a unit or attached to securities at the time of purchase without limitation.

      WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. As described in the Prospectus, Eagle International may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when Eagle International anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When Eagle International purchases securities on a when-issued or delayed delivery basis, it is required either (1) to create a segregated account with Eagle International's custodian and to maintain in that account cash, U.S. Government securities or other high grade debt obligations in an amount equal on a daily basis to the amount of Eagle International's when-issued or delayed delivery commitments or (2) to enter into an offsetting forward sale of securities it owns equal in value to those purchased. Eagle International will only make commitments to purchase securities on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities. However, Eagle International may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. When the time comes to pay for when-issued or delayed-delivery securities, Eagle International will meet its obligations from then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the when-issued or delayed delivery securities themselves (which may have a value greater or less than Eagle International's payment obligation).

      ZERO COUPON SECURITIES. Income-Growth may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value, which discount rate varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer. The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit value.

      INDUSTRY CLASSIFICATIONS
      ------------------------

      For purposes of determining industry classifications, each Fund relies upon classifications established by each Fund's adviser that are based upon classifications contained in the Directory of Companies Filing Annual Reports with the Securities and Exchange Commission ("SEC") and in the Standard & Poor's Industry Classifications.

      FUTURES, FORWARDS AND HEDGING TRANSACTIONS
      ------------------------------------------

      GENERAL DESCRIPTION. A Fund may use a variety of financial instruments ("Hedging Instruments"), including futures contracts (sometimes referred to as "futures"), options, options on futures and forward currency contracts, to attempt to hedge the Fund's investment portfolio. Capital Appreciation, Growth Equity, Income-Growth and Value Equity also may use forward currency contracts to shift exposure from one foreign currency to another.

      Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is the purchase or sale of a Hedging Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a Fund's investment portfolio. Thus, in a short hedge, a Fund takes a position in a Hedging Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. A long hedge is the purchase or sale of a Hedging Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. Thus, in a long hedge, a Fund takes a position in a Hedging Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged.

      Hedging Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Hedging Instruments on indices may be used to hedge broad market sectors.

      The use of Hedging Instruments is subject to applicable regulations of the SEC, the exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, a Fund's ability to use Hedging Instruments will be limited by tax considerations. See "Taxes."

      In addition to the products and strategies described below, the Funds expect to discover additional opportunities in connection with options, futures contracts, forward currency contracts and other hedging techniques. These new opportunities may become available as each Fund's subadviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts, forward currency contracts or other techniques are developed. A Fund's subadviser may utilize these opportunities to the extent that it is consistent with a Fund's investment objectives and permitted by the Fund's investment limitations and applicable regulatory authorities.

      SPECIAL RISKS OF HEDGING STRATEGIES. The use of Hedging Instruments involves special considerations and risks, as described below. Risks pertaining to particular Hedging Instruments are described in the sections that follow.

            (1) Successful use of most Hedging Instruments depends upon a Fund's subadviser's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. While each Fund's subadvisers are experienced in the use of Hedging Instruments, there can be no assurance that any particular hedging strategy adopted will succeed.

            (2) There might be imperfect correlation, or even no correlation, between price movements of a Hedging Instrument and price movements of the investments being hedged. For example, if the value of a Hedging Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Hedging Instruments are traded. The effectiveness of hedges using Hedging Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

            To compensate for imperfect correlation, a Fund may purchase or sell
Hedging Instruments in a greater dollar amount than the hedged securities or currency if the volatility of the hedged securities or currency is historically greater than the volatility of the Hedging Instruments. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities or currency is historically less than that of the Hedging Instruments.

            (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies also can reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because its subadviser projected a decline in the price of a security in the Fund's investment portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Hedging Instrument. Moreover, if the price of the Hedging Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

            (4) As described below, each Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Hedging Instruments involving obligations to third parties. If a Fund were unable to close out its positions in such Hedging Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund's ability to close out a position in a Hedging Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

      COVER FOR HEDGING STRATEGIES. Some Hedging Instruments expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, forward currency contracts, options or futures contracts or (2) cash and other liquid assets with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for instruments and will, if the guidelines so require, set aside cash or other liquid assets in a segregated account with the Funds' custodian ("Custodian"), in the prescribed amount.

      Assets used as cover or otherwise set aside cannot be sold while the position in the corresponding Hedging Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover in segregated accounts could impede its ability to meet redemption requests or other current obligations.

      OPTIONS, FUTURES AND OPTIONS ON FUTURES TRADING. Growth Equity, Income-Growth and Value Equity may engage in certain options (including options on securities, equity and debt indices and currencies, futures and options on futures strategies) in order to hedge their respective investments. Eagle International may only purchase and sell stock index and currency futures contracts. Certain special characteristics of and risks with these strategies are discussed below.

      CHARACTERISTICS AND RISKS OF OPTIONS TRADING. A Fund effectively may terminate its right or obligation under an option by entering into a closing transaction. If the Fund wished to terminate its obligation to purchase or sell securities under a put or call option it has written, it may purchase a put or call option of the same series (i.e., an option identical in its terms to the option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell under a call or put option it has purchased, a Fund may write a call or put option of the same series. This is known as a closing sale transaction. Closing transactions essentially permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. Whether a profit or loss is realized from a closing transaction depends on the price movement of the underlying security, index, currency or futures contract and the market value of the option.

      In considering the use of options to hedge, particular note should be taken of the following:

            (1) The value of an option position will reflect, among other things, the current market price of the underlying security, index, currency or futures contract, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying instrument and general market conditions. For this reason, the successful use of options as a hedging strategy depends upon a Fund's subadviser's ability to forecast the direction of price fluctuations in the underlying instrument.

            (2) At any given time, the exercise price of an option may be below, equal to or above the current market value of the underlying instrument.
Purchased options that expire unexercised have no value. Unless an option purchased by a Fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

            (3) A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Most exchange-listed options relate to futures contracts, stocks and currencies. The ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the OTC markets (currently the primary markets of options on debt securities) only by negotiating directly with the other party to the option contract, or in a secondary market for the option if such market exists. Although a Fund intends to purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. In such event, it may not be possible to effect closing transactions with respect to certain options, with the result that the Fund would have to exercise those options that it has purchased in order to realize any profit. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to it. For example, because a Fund may maintain a covered position with respect to any call option it writes on a security, it may not sell the underlying security during the period it is obligated under such option. This requirement may impair the Fund's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

            (4) Activities in the options market may result in a higher portfolio turnover rate and additional brokerage costs; however, a Fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of market movements.

            (5) The risks of investment in options on indices may be greater than options on securities or currencies. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold an investment portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

      Even if a Fund could assemble an investment portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, a Fund as the call writer will not learn that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its investment portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

      If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index subsequently may change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

      COVERED CALL OPTIONS. Income-Growth and Value Equity may write covered call options on securities to increase income in the form of premiums received from the purchasers of the options. Because it can be expected that a call option will be exercised if the market value of the underlying security increases to a level greater than the exercise price, a Fund will write covered call options on securities generally when its subadviser believes that the premium received by the Fund, anticipated appreciation in the market price of the underlying security up to the exercise price of the option, will be greater than the total appreciation in the price of the security.

      The strategy also may be used to provide limited protection against a decrease in the market price of the security in an amount equal to the premium received for writing the call option, less any transaction costs. Thus, if the market price of the underlying security held by a Fund declines, the amount of such decline will be offset wholly or in part by the amount of the premium received by the Fund. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Fund will be obligated to sell the security at less than its market value. A Fund would lose the ability to participate in the value of such securities above the exercise price of the call option. A Fund also gives up the ability to sell the portfolio securities used to cover the call option while the call option is outstanding.

      GUIDELINES, CHARACTERISTICS AND RISKS OF FUTURES AND OPTIONS ON FUTURES TRADING. Although futures contracts by their terms call for actual delivery or acceptance of currencies or financial instruments, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or currency and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss.

      A Fund is required to maintain margin deposits with brokerage firms through which it buys and sells futures contracts or writes options on future contracts. Initial margin deposits vary from contract to contract and are subject to change. Margin balances will be adjusted daily to reflect unrealized gains and losses on open contracts. If the price of an open futures or written option position declines so that a Fund has market exposure on such contract, the broker will require the Fund to deposit variation margin. If the value of an open futures or written option position increases so that a Fund no longer has market exposure on such contract, the broker will pay any excess variation margin to the Fund.

      Most of the exchanges on which futures contracts and options on futures are traded limit the amount of fluctuation permitted in futures and options prices during a single trading day. The daily price limit establishes the maximum amount that the price of a futures contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily price limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily price limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract and options prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures or options positions and subjecting some traders to substantial losses.

      Another risk in employing futures contracts and options as a hedge is the prospect that prices will correlate imperfectly with the behavior of cash prices for the following reasons. First, rather than meeting additional margin deposit requirements, investors may close contracts through offsetting transactions. Second, the liquidity of the futures and options markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent that participants decide to make or take delivery, liquidity in the futures and options markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures and options markets are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures and options markets may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or security price trends by a subadviser may still not result in a successful transaction.

      In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options is subject to the existence of a liquid secondary market. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the price of the underlying investment.

      STOCK INDEX FUTURES. A stock index assigns relative values to the common stocks comprising the index. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

      The risk of imperfect correlation between movements in the price of a stock index futures contract and movements in the price of the securities that are the subject of the hedge increases as the composition of a Fund's portfolio diverges from the securities included in the applicable index. The price of the stock index futures may move more than or less than the price of the securities being hedged. If the price of the futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, a Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures contracts, a Fund may buy or sell stock index futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities is more than the historical volatility of the stock index. It is also possible that, where a Fund has sold futures contracts to hedge its securities against decline in the market, the market may advance and the value of securities held by the Fund may decline. If this occurred, the Fund would lose money on the futures contract and also experience a decline in value in its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices upon which the futures contracts are based.

      Where stock index futures contracts are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest in securities in an orderly fashion, it is possible that the market may decline instead. If a Fund then concludes not to invest in securities at that time because of concern as to possible further market decline for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

      LIMITATION ON THE USE OF OPTIONS AND FUTURES. To the extent that a Fund enters into futures contracts and commodity options (including options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange) other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the Fund's investment portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

      FOREIGN CURRENCY HEDGING STRATEGIES -- RISK FACTORS. Value Equity may use options and futures on foreign currencies and Growth Equity and Eagle International may only use futures on foreign currencies, as described above. Capital Appreciation, Eagle International, Growth Equity, Income-Growth, and Value Equity may use foreign currency forward contracts as described below.

      Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

      A Fund might seek to hedge against changes in the value of a particular currency when no Hedging Instruments on that currency are available or such Hedging Instruments are more expensive than certain other Hedging Instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using Hedging Instruments on another currency or basket of currencies, the values of which its subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Hedging Instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

      The value of Hedging Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Hedging
Instruments, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

      There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Hedging Instruments until they reopen.

      Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

      FORWARD CURRENCY CONTRACTS. A forward currency contract involves an obligation of a Fund to purchase or sell specified currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

      Growth Equity and Value Equity may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency, in an amount not to exceed 5% of their respective assets. Capital Appreciation may enter into contracts to purchase or sell foreign currencies at a future date that is not more than 30 days from the date of the contract. Eagle International generally will not enter into a forward contract with a term of greater than one year.

      Forward currency transactions may serve as long hedges - for example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that it intends to acquire. Foreign currency contract transactions also may serve as short hedges - for example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or from a dividend or interest payment on a security denominated in a foreign currency. Growth Equity, Income-Growth and Value Equity may purchase forward currency contracts to enhance income when a Fund anticipates that the foreign currency will appreciate in value, but securities denominated in that currency do not represent attractive investment opportunities.

      Income-Growth and Eagle International may enter into a forward contract to sell the foreign currency for a fixed U.S. dollar amount approximating the value of some or all of their respective portfolio securities denominated in such foreign currency. Eagle may enter into such a forward contract when its subadviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar.

      In addition, Eagle International may use currency forward contracts when its subadviser wishes to "lock in" the U.S. dollar price of a security when Eagle International is purchasing or selling a security denominated in a foreign currency or anticipates receiving a dividend or interest payment denominated in a foreign currency.

      Income-Growth may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date either with respect to specific transactions or with respect to portfolio positions in order to minimize the risk to Income-Growth from adverse changes in the relationship between the U.S. dollar and foreign currencies.

      As noted above, Capital Appreciation, Growth Equity, Income-Growth, and Value Equity may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or a basket of currencies, the value of which the Fund's subadviser believes will have a positive correlation to the values of the currency being hedged. Use of a different foreign currency magnifies the risk that movements in the price of the forward contract will not correlate or will correlate unfavorably with the foreign currency being hedged.

       In addition, Growth Equity, Income-Growth, and Value Equity may use foreign currency contracts to shift exposure to foreign currency fluctuations from one country to another. For example, if a Fund owned securities denominated in a foreign currency and its subadviser believed that currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. Transactions that use two foreign currencies are sometimes referred to as "cross hedging." Use of a different foreign currency magnifies a Fund's exposure to foreign currency exchange rate fluctuations.

      The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts usually are entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

      As is the case with futures contracts, sellers or purchasers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by purchasing or selling, respectively, an instrument identical to the instrument sold or bought. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, a Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities.

      The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

      COMBINED TRANSACTIONS. A Fund may enter into multiple futures transactions, instead of a single transaction, as part of a single or combined strategy when, in the opinion of its subadviser, it is in the best interests of a Fund to do so. A combined transaction usually will contain elements of risk that are present in each of its component transactions. Although combined transactions normally are entered into based on its subadviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination instead will increase such risks or hinder achievement of the portfolio management objective.

INVESTMENT LIMITATIONS
----------------------

      FUNDAMENTAL INVESTMENT POLICIES
      -------------------------------

      In addition to the limits disclosed in "Investment Policies" above and the investment limitations described in the Prospectus, the Funds are subject to the following investment limitations that are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of the applicable Fund. Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

      DIVERSIFICATION. With respect to 100% of the total assets of Capital Appreciation and Income-Growth and with respect to 75% of the total assets of the other Funds, no Fund may invest more than 5% of that Fund's assets (valued at market value) in securities of any one issuer other than the U.S. Government or its agencies and instrumentalities, or purchase more than 10% of the voting securities of the voting securities of any one issuer.

      INDUSTRY CONCENTRATION. The Funds may not purchase securities if, as a result of such purchase, more than 25% of the value of each Fund's total assets would be invested in any one industry; however, this restriction does not apply to U.S. Government securities.

      BORROWING MONEY. The Funds may not borrow money except as a temporary measure for extraordinary or emergency purposes. Such borrowing is limited as follows:

      Income-Growth may not borrow money except from banks. Borrowing in the aggregate may not exceed 15%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Fund's total assets at the time the borrowing is made. The Fund may not make additional investments when borrowings exceed 5% of the Fund's total assets.

      Capital Appreciation may not borrow money except from banks and only if at the time of such borrowings the total loans to the Fund do not exceed 5% of the Fund's total assets.

      Eagle International, Growth Equity, Mid Cap Fund, Small Cap and Value Equity may enter into reverse repurchase agreements in an amount up to 33 1/3% of the value of its total assets in order to meet redemption requests without immediately selling portfolio securities. This latter practice is not for investment leverage but solely to facilitate management of the investment portfolio by enabling the Funds to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. However, a Fund may not purchase additional portfolio investments once borrowed funds exceed 5% of total assets. When effecting reverse repurchase agreements, Fund assets in an amount sufficient to make payment for the obligations to be purchased will be segregated by the Custodian and on the Funds' records upon execution of the trade and maintained until the transaction has been settled. During the period any reverse repurchase agreements are outstanding, to the extent necessary to assure completion of the reverse repurchase agreements, a Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements. Interest paid on borrowed funds will not be available for investment. The Funds will liquidate any such borrowings as soon as possible and may not purchase any portfolio instruments while any borrowings are outstanding (except as described above).

      Eagle International will not borrow money in excess of 10% of the value (taken at the lower of cost or current value) of Eagle International's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure, such as to facilitate the meeting of higher redemption requests than anticipated (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. As a matter of nonfundamental investment policy, Eagle International may not make any additional investments if, immediately after such investments, outstanding borrowings of money would exceed 5% of the currency value of Eagle International's total assets.

      ISSUING SENIOR SECURITIES. The Funds may not issue senior securities, except as permitted by the investment objective, policies, and investment limitations of the Fund, except that (1) Eagle International, Growth Equity, Mid Cap and Value Equity may engage in transactions involving options, futures, forward currency contracts, or other financial instruments, and (2) Income-Growth may purchase and sell call options and forward contracts.

       UNDERWRITING. Subject to the following exceptions, no Fund may underwrite the securities of other issuers: (1) Eagle International, Growth Equity and Small Cap Fund may underwrite securities to the extent that, in connection with the disposition of portfolio securities, that Fund may be deemed to be an underwriter under federal securities laws, and (2) Capital Appreciation and Income-Growth may invest not more than 5% and Mid Cap, and Small Cap may invest not more than 15% of their respective net assets (taken at cost immediately after making such investment) in securities that are not readily marketable without registration under the 1933 Act.

      INVESTING IN COMMODITIES, MINERALS OR REAL ESTATE. With the following exceptions, the Funds may not invest in commodities, commodity contracts or real estate (including real estate limited partnerships, in the case of all the Funds except Income-Growth and Capital Appreciation): (1) The Funds may purchase securities issued by companies that invest in or sponsor such interests, (2) Value Equity may purchase and sell options, futures contracts, forward currency contracts and other financial instruments, (3) Eagle International may purchase and sell forward contracts, futures contracts, options and foreign currency, (4) Eagle International and Income-Growth may purchase securities that are secured by interests in real estate, (5) Income-Growth may write and purchase call options, sell forward contracts and engage in transactions in forward commitments, and (6) Capital Appreciation and Income-Growth may not invest in oil, gas, or other mineral programs except that they may purchase securities issued by companies that invest in or sponsor such interests.

      LOANS. The Funds may not make loans, except that all Funds except Eagle International may make loans under the following circumstances: (1) to the extent that the purchase of a portion of an issue of publicly distributed (and, in the case of Income-Growth, privately placed) notes, bonds, or other evidences of indebtedness or deposits with banks and other financial institutions may be considered loans; (2) where the Fund may enter into repurchase agreements as permitted under that Fund's investment policies; (3) Mid Cap, Value Equity, Income-Growth, and Growth Equity may make loans of portfolio securities as described in this SAI. Eagle International may make loans by purchase of debt obligations or by entering into repurchase agreements or through lending of Eagle International's portfolio securities.

      FUNDAMENTAL POLICIES UNIQUE TO EAGLE INTERNATIONAL
      --------------------------------------------------

      Eagle International has adopted the following fundamental policies that can be changed only by shareholder vote:

      MARGINS. Eagle International will not purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment by Eagle International of initial or variation margin in connection with futures contracts, forward contracts or options is not considered the purchase of a security on margin.)

      SHORT SALES. Eagle International will not make short sales of securities or maintain a short position, except that Eagle International may maintain short positions in connection with its use of options, futures contracts, forward contracts and options on futures contracts, and Eagle International may sell short "against the box." As a matter of nonfundamental investment policy, Eagle will not sell securities short "against the box."

      FUNDAMENTAL POLICIES UNIQUE TO INCOME-GROWTH
      --------------------------------------------

      Income-Growth has adopted the following fundamental policies that can be changed only by shareholder vote:

      INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST. The Trust may not purchase or retain the securities of any issuer if the officers and Trustees of the Fund or Heritage or its subadviser owning individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.

      REPURCHASE AGREEMENTS AND LOANS TO PORTFOLIO SECURITIES. The Fund may not enter into repurchase agreements with respect to more than 25% of its total assets and may not lend portfolio securities amounting to more than 25% of its total assets.

      MARGIN PURCHASES. The Fund may not purchase securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

      RESTRICTED SECURITIES. The Fund may not invest more than 5% of the Fund's total assets (taken at cost) in securities that are not readily marketable without registration under the 1933 Act (restricted securities).

      NON-FUNDAMENTAL INVESTMENT POLICIES
      -----------------------------------

      Each Fund has adopted the following additional restrictions which, together with certain limits described in the Prospectus, may be changed by the Board of Trustees without shareholder approval in compliance with applicable law, regulation or regulatory policy.

      INVESTING IN ILLIQUID SECURITIES. Small Cap may not invest more than 15% and Capital Appreciation, Income-Growth and Value Equity may not invest more than 10% of their net assets in repurchase agreements maturing in more than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions as to resale and including, in the case of Income-Growth, privately placed securities.

      Growth Equity and Eagle International may not invest more than 10%, and Mid Cap may not invest more than 15% of their net assets in securities that are subject to restrictions on resale or are not readily marketable without registration under the 1933 Act and in repurchase agreements maturing in more than seven days.

      SELLING SHORT AND BUYING ON MARGIN. Capital Appreciation, Growth Equity, Mid Cap, Small Cap, and Value Equity may not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities; and, in addition, Growth Equity, Mid Cap, and Value Equity may make margin deposits in connection with the Fund's use of options, futures contracts, forward currency contracts in the case of Value Equity and Growth Equity, and other financial instruments.

      INVESTING IN INVESTMENT COMPANIES. Income-Growth, Mid Cap, Small Cap and Value Equity may not invest in securities issued by other investment companies except as permitted by the 1940 Act, and with respect to Small Cap and Value Equity, except in connection with the merger, consolidation or acquisition of all the securities or assets of such an issuer.

      Capital Appreciation may not invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer commission or profit, other than a customary brokerage commission is involved and only if immediately thereafter not more than 5% of Capital Appreciation's total assets (taken at market value) would be invested in such securities.

      Growth Equity may not invest in the securities of other investment companies, except by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission, or except when the purchase is part of a plan of merger, consolidation, reorganization or acquisition.

      Eagle International may not invest more than 10% of its total assets in securities of other investment companies. For purposes of this restriction, foreign banks and foreign insurance companies or their respective agents or subsidiaries are not considered investment companies. In addition, Eagle International may invest in the securities of other investment companies in connection with a merger, consolidation or acquisition of assets or other reorganization approved by Eagle International's shareholders. Eagle International may incur duplicate advisory or management fees when investing in another mutual fund.

      NON-FUNDAMENTAL POLICIES UNIQUE TO CAPITAL APPRECIATION
      -------------------------------------------------------

      Capital Appreciation has adopted the following non-fundamental policies:

      OPTION WRITING.  The Trust may not write put or call options.

      PLEDGING. The Trust may not pledge any securities except that it may pledge assets having a value of not more than 10% of its total assets to secure permitted borrowing from banks.

      Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value of net assets will not result in a violation of such restriction.

NET ASSET VALUE
---------------

      The net asset value per share of A shares, B shares and C shares is determined separately daily as of the close of regular trading on the New York Stock Exchange (the "Exchange") each day the Exchange is open for business.

      A security listed or traded on the Exchange, or other domestic or foreign stock exchanges, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time or the security is traded in the OTC market the most recent quoted bid price is used. When market quotations for options and futures positions held by Value Equity, Growth Equity, Mid Cap and Eagle International are readily available, those positions will be valued based upon such quotations. Market quotations generally will not be available for options traded in the OTC market. Securities and other assets for which market quotations are not readily available, or for which market quotes are not deemed to be reliable, are valued at fair value as determined in good faith by the Board of Trustees. Securities and other assets in foreign currency and foreign currency contracts will be valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time a Fund calculates the daily net asset value of each class. Short-term investments having a maturity of 60 days or less are valued at cost with accrued interest or discount earned included in interest receivable.

      All securities and other assets quoted in foreign currency and forward currency contracts are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time such valuation is determined by the Fund's custodian. Foreign currency exchange rates generally are determined prior to the close of the Exchange. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events will not be reflected in a computation of the Fund's net asset value. If events materially affecting the value of such securities or assets or currency exchange rates occurred during such time period, the securities or assets would be valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. The foreign currency exchange transactions of a Fund conducted on a spot basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market.

      The Funds are open for business on days on which the Exchange is open (each a "Business Day"). Trading in securities on European and Far Eastern securities exchanges and OTC markets normally is completed well before the Funds' close of business on each Business Day. In addition, European or Far Eastern securities trading may not take place on all Business Days. Furthermore, trading takes place in various foreign capital markets on days that are not Business Days and on which the Funds' net asset value is not calculated.

Calculation of net asset value of A shares and C shares does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. The Funds calculate net asset value per share and, therefore, effect sales and redemptions, as of the close of regular trading on the Exchange each Business Day. If events materially affecting the value of such securities or other assets occur between the time when their prices are determined (including their value in U.S. dollars by reference to foreign currency exchange rates) and the time when the Funds' net asset value is calculated, such securities and other assets will be valued at fair value by methods as determined in good faith by or under the direction of the Board of Trustees.

      The Board of Trustees may suspend the right of redemption or postpone payment for more than seven days at times (1) during which the Exchange is closed other than for the customary weekend and holiday closings, (2) during which trading on the Exchange is restricted as determined by the SEC, (3) during which an emergency exists as a result of which disposal by the Funds of securities owned by them is not reasonably practicable or it is not reasonably practical for the Funds fairly to determine the value of their net assets, or
(4) for such other periods as the SEC may by order permit for the protection of the holders of A shares and C shares.

PERFORMANCE INFORMATION
-----------------------

      The Funds' performance data quoted in advertising and other promotional materials represents past performance and is not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual total return quotes for each class used in each Fund's advertising and promotional materials are calculated according to the following formula:
                                    n
                              P(1+T)  = ERV
             where:  P =     a hypothetical initial payment of $1,000
                     T =     average annual total return
                     n =     number of years
                   ERV =     ending   redeemable   value  of  a  hypothetical
                             $1,000 payment made at the beginning of the period at the end of that period

      In calculating the ending redeemable value for A shares, each Fund's current maximum sales load of 4.75% is deducted from the initial $1,000 payment and, for B shares and C shares, the applicable CDSL imposed on a redemption of B shares or C shares held for the period is deducted. All dividends and other distributions by a Fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period. Based on this formula, the total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value.

      In connection with communicating its total return to current or prospective shareholders, each Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. In addition, each Fund may from time to time include in advertising and promotional materials total return figures that are not calculated according to the formula set forth above for each class of shares. For example, in comparing a Fund's aggregate total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., or with such market indices as the Dow Jones Industrial Average, and the S&P 500 Index, each Fund calculates its cumulative total return for each class for the specified periods of time by assuming an investment of $10,000 in that class of shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. The Funds do not, for these purposes, deduct from the initial value invested any amount representing front-end sales loads charged on A shares or CDSLs charged on B shares and C shares. By not annualizing the performance and excluding the effect of the front-end sales load on A shares and the CDSL on B shares and C shares, the total return calculated in this manner simply will reflect the increase in net asset value per share over a period of time, adjusted for dividends and other distributions. Calculating total return without taking into account the sales load or CDSL results in a higher rate of return than calculating total return net of the front-end sales load.

      The average annualized total return and cumulative return are as follows for each period of each Fund below. Return information is not available for Mid Cap because Mid Cap did not commence operations until November 2, 1997. In addition, return information is not available for B shares because they were not offered prior to the date of this SAI.

                                                         AVERAGE
                                                        ANNUALIZED       TOTAL
    FUND          SHARES       PERIOD                   TOTAL RETURN     RETURN
    ----          ------       ------                   ------------   ---------

Capital          A shares   . One-year period ended
Appreciation                  August 31, 1997              27.27%

                            . Five-year period ended
                              August 31, 1997              16.45%       ____%

                            . Ten-year period ended
                              August 31, 1997              11.35%       ____%

                            . December 12, 1995
                              (commencement of
                              operations) to August         ____%       ____%
                              31, 1997

                 C shares   . One-year period ended
                              August 31, 1997              32.91%

                            . April 3, 1995 (initial
                              offering of shares) to       22.43%       ____%
                              August 31, 1997

                                                         AVERAGE      CUMULATIVE
                                                        ANNUALIZED       TOTAL
    FUND          SHARES       PERIOD                   TOTAL RETURN     RETURN
    ----          ------       ------                   ------------   ---------

Eagle            A shares   . One-year period ended
International                 October 31, 1997              ____%

                            . December 27, 1995 (initial
                              offering of A shares) to      ____%       ____%
                              October 31, 1997

                 C shares   . One-year period ended
                              October 31, 1997              ____%

                            . December 27 1995 (initial
                              offering of C shares) to      ____%      ____%
                              October 31, 1997

Growth           A shares   . One-year period ended
Equity                        October 31, 1997              ____%

                            . November 16, 1995
                              (commencement of              ____%      ____%
                              operations) to October 31,
                              1997

                 C shares   . One-year period ended
                              October 31, 1997              ____%

                            . November 16, 1995
                              (commencement of              ____%      ____%
                              operations) to October 31,
                              1997

Income-Growth    A Shares   . One-year period ended
                              September 30, 1997            ____%

                            . Five-year period ended
                              September 30, 1997            ____%       ____%

                            . Ten-year period ended
                              September 30, 1997            ____%       ____%

                            . December 15, 1986
                              (commencement of              ____%       ____%
                              operations) to September
                              30, 1997

                 C shares   . One-year period ended
                              September 30, 1997            ____%

                            . April 3, 1995 (initial
                              offering of shares) to        ____%       ____%
                              September 30, 1997

                                                         AVERAGE      CUMULATIVE
                                                        ANNUALIZED       TOTAL
    FUND          SHARES       PERIOD                   TOTAL RETURN     RETURN
    ----          ------       ------                   ------------   ---------

Small Cap        A shares   . One-year period ended
                              October 31, 1997              ____%

                            . May 7, 1993 (commencement
                              of operations) to             ____%      ____%
                              October 31, 1997

                 C shares   . One-year period ended
                              October 31, 1997              ____%

                            . April 3, 1995 (initial
                              offering of C shares) to      ____%      ____%
                              October 31, 1997

Value Equity     A shares   . One-year period ended
                              October 31, 1997              ____%

                            . December 30, 1994
                              (commencement of              ____%      ____%
                              operations) to October 31,
                              1997

                 C shares   . One-year period ended
                              October 31, 1997              ____%

                            . April 3, 1995 (initial
                              offering of C shares) to      ____%       ____%
                              October 31, 1997


INVESTING IN THE FUNDS
----------------------

      A shares, B shares and C shares are sold at their next determined net asset value on Business Days. The procedures for purchasing shares of a Fund are explained in the Prospectus under "Purchase Procedures."

      SYSTEMATIC INVESTMENT OPTIONS
      -----------------------------

      The options below allow you to invest continually in one or more Funds at regular intervals.

      1. Systematic Investing -- You may authorize Heritage to process a monthly draft from your personal checking account for investment into a Fund. The draft is returned by your bank the same way a canceled check is returned.

      2. Payroll Direct Deposit -- If your employer participates in a direct deposit program (also known as ACH Deposits) you may have all or a portion of your payroll directed to a Fund. This will generate a purchase transaction each time you are paid by your employer. Your employer will report to you the amount sent from each paycheck.

      3. Government Direct Deposit -- If you receive a qualifying periodic payment from the U.S. Government or other agency that participates in Direct Deposit, you may have all or a part of each check directed to purchase shares of a Fund. The U.S. Government or agency will report to you all payments made.

      4. Automatic Exchange -- If you own shares of another Heritage mutual fund advised or administered by Heritage ("Heritage Mutual Fund"), you may elect to have a preset amount redeemed from that fund and exchanged into the corresponding class of shares of a Fund. You will receive a statement from the other Heritage Mutual Fund confirming the redemption.

      You may change or terminate any of the above options at any time.

      RETIREMENT PLANS
      ----------------

       HERITAGE IRA. Individuals who earn compensation and who have not reached age 70 1/2 before the close of the year generally may establish a Heritage individual retirement account ("IRA"). An individual may make limited contributions to a Heritage IRA through the purchase of shares of a Fund and/or other Heritage Mutual Funds. The Internal Revenue Code of 1986, as amended (the "Code"), limits the deductibility of IRA contributions to taxpayers who are not active participants (and whose spouses are not active participants) in employer-provided retirement plans or who have adjusted gross income below certain levels. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to $2,000 per year (or $4,000, if such contributions also are made for a nonworking spouse and a joint return is filed). In addition, individuals whose earnings (together with their spouse's earnings) do not exceed a certain level may establish an "education IRA" and/or a "Roth IRA"; although contributions to these new types of IRAs (established by the Taxpayer Relief Act of 1997 ("Tax Act")) are nondeductible, withdrawals from them will not be taxable under certain circumstances. A Heritage IRA also may be used for certain "rollovers" from qualified benefit plans and from Section 403(b) annuity plans. For more detailed information on the Heritage IRA, please contact Heritage.

       Fund shares also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

       OTHER RETIREMENT PLANS. Multiple participant payroll deduction retirement plans also may purchase A shares of any Heritage Mutual Fund at a reduced sales load on a monthly basis during the 13-month period following such a plan's initial purchase. The sales load applicable to an initial purchase of A shares will be that normally applicable under the schedule of sales loads set forth in the Prospectus to an investment 13 times larger than the initial purchase. The sales load applicable to each succeeding monthly purchase of A shares will be that normally applicable, under the schedule, to an investment equal to the sum of (1) the total purchase previously made during the 13-month period and (2) the current month's purchase multiplied by the number of months (including the current month) remaining in the 13-month period. Sales loads previously paid during such period will not be adjusted retroactively on the basis of later purchases. Multiple participant payroll deduction retirement plans may purchase C shares at any time.

      CLASS A COMBINED PURCHASE PRIVILEGE (RIGHT OF ACCUMULATION)
      -----------------------------------------------------------

      Certain investors may qualify for the Class A sales load reductions indicated in the sales load schedule in the Prospectus by combining purchases of A shares into a single "purchase," if the resulting purchase totals at least $25,000. The term "purchase" refers to a single purchase by an individual, or to concurrent purchases that, in the aggregate, are at least equal to the prescribed amounts, by an individual, his spouse and their children under the age of 21 years purchasing A shares for his or their own account; a single purchase by a trustee or other fiduciary purchasing A shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or a single purchase for the employee benefit plans of a single employer. The term "purchase" also includes purchases by a "company," as the term is defined in the 1940 Act, but does not include purchases by any such company that has not been in existence for at least six months or that has no purpose other than the purchase of A shares or shares of other registered investment companies at a discount; provided, however, that it shall not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer, or clients of an investment adviser. A "purchase" also may include A shares purchased at the same time through a single selected dealer of any other Heritage Mutual Fund that distributes its shares subject to a sales load.

      The applicable A shares initial sales load will be based on the total of:

            (i)    the investor's current purchase;

            (ii) the net asset value (at the close of business on the previous day) of (a) all A shares of a Fund held by the investor and (b) all A shares of any other Heritage Mutual Fund held by the investor and purchased at a time when A shares of such other fund were distributed subject to a sales load (including Heritage Cash Trust shares acquired by exchange); and

            (iii) the net asset  value of all A shares  described  in  paragraph
(ii) owned by another shareholder eligible to combine his purchase with that of the investor into a single "purchase."

      A shares of Heritage Income Trust-Intermediate Government Fund ("Intermediate Government") purchased from February 1, 1992 through July 31, 1992, without payment of a sales load will be deemed to fall under the provisions of paragraph (ii) as if they had been distributed without being subject to a sales load, unless those shares were acquired through an exchange of other shares that were subject to a sales load.

      To qualify for the Combined Purchase Privilege on a purchase through a selected dealer, the investor or selected dealer must provide the Distributor with sufficient information to verify that each purchase qualifies for the privilege or discount.

      CLASS A STATEMENT OF INTENTION
      ------------------------------

      Investors also may obtain the reduced sales loads shown in the Prospectus by means of a written Statement of Intention, which expresses the investor's intention to invest not less than $25,000 within a period of 13 months in A shares of a Fund or any other Heritage Mutual Fund. Each purchase of A shares under a Statement of Intention will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Statement. In addition, if you own Class A shares of any other Heritage Mutual Fund subject to a sales load, you may include those shares in computing the amount necessary to qualify for a sales load reduction.

      The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount. A shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales load applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed A shares will be redeemed involuntarily to pay the additional sales load, if necessary. When the full amount indicated has been purchased, the escrow will be released. To the extent an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales load, the sales load will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales load will be used to purchase additional A shares of a Fund subject to the rate of sales load applicable to the actual amount of the aggregate purchases. An investor may amend his/her Statement of Intention to increase the indicated dollar amount and begin a new 13-month period. In that case, all investments subsequent to the amendment will be made at the sales load in effect for the higher amount. The escrow procedures discussed above will apply.

REDEEMING SHARES
----------------

      The  methods  of  redemption   are  described  in  the  section  of  the
Prospectus entitled "How to Redeem Shares."

      SYSTEMATIC WITHDRAWAL PLAN
      --------------------------

      Shareholders may elect to make systematic withdrawals from a Fund account of a minimum of $50 on a periodic basis. The amounts paid each period are obtained by redeeming sufficient shares from an account to provide the withdrawal amount specified. The Systematic Withdrawal Plan currently is not available for shares held in an individual retirement account, Section 403(b) annuity plan, defined contribution plan, simplified employee pension plan, or other retirement plans, unless the shareholder establishes to Heritage's satisfaction that withdrawals from such an account may be made without imposition of a penalty. Shareholders may change the amount to be paid without charge not more than once a year by written notice to the Distributor or Heritage.

       Redemptions will be made at net asset value determined as of the close of regular trading on the Exchange on a day of each month chosen by the shareholders or a day of the last month of each period chosen by the shareholders, whichever is applicable. Systematic withdrawals of C shares, if made in less than one year of the date of purchase, will be charged a CDSL of 1%. If the Exchange is not open for business on that day, the shares will be redeemed at net asset value determined as of the close of regular trading on the Exchange on the preceding Business Day, minus any applicable CDSL for B shares and C shares. If a shareholder elects to participate in the Systematic Withdrawal Plan, dividends and other distributions on all shares in the account must be reinvested automatically in Fund shares. A shareholder may terminate the Systematic Withdrawal Plan at any time without charge or penalty by giving written notice to Heritage or the Distributor. The Funds, and the transfer agent and Distributor also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

      Withdrawal payments are treated as a sale of shares rather than as a dividend or a capital gain distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of the original investment may be correspondingly reduced.

      Ordinarily, a shareholder should not purchase additional A shares of a Fund if maintaining a Systematic Withdrawal Plan of A shares because the shareholder may incur tax liabilities in connection with such purchases and withdrawals. A Fund will not knowingly accept purchase orders from shareholders for additional A shares if they maintain a Systematic Withdrawal Plan unless the purchase is equal to at least one year's scheduled withdrawals. In addition, a shareholder who maintains such a Plan may not make periodic investments under each Fund's Automatic Investment Plan.

      TELEPHONE TRANSACTIONS
      ----------------------

      Shareholders may redeem shares by placing a telephone request to a Fund. A Fund, Heritage, Eagle, the Distributor and their Trustees, directors, officers and employees are not liable for any loss arising out of telephone instructions they reasonably believe are authentic. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. If a Fund, Heritage, Eagle, the Distributor and their Trustees, directors, officers and employees do not follow reasonable procedures, some or all of them may be liable for any such losses.

      REDEMPTIONS IN KIND
      -------------------

      A Fund is obligated to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of that Fund's net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Board of Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as each Fund determines net asset value. The portfolio instruments will be selected in a manner that the Board of Trustees deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs.

      RECEIVING PAYMENT
      -----------------

      If shares of a Fund are redeemed by a shareholder through the Distributor or a participating dealer, the redemption is settled with the shareholder as an ordinary transaction. If a request for redemption is received before the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share determined on that day, minus any applicable CDSL for B shares and C shares. Requests for redemption received after the close of regular trading on the Exchange will be executed on the next trading day. Payment for shares redeemed normally will be made by a Fund to the Distributor or a participating dealer by the third business day after the day the redemption request was made, provided that certificates for shares have been delivered in proper form for transfer to the Fund, or if no certificates have been issued, a written request signed by the shareholder has been provided to the Distributor or a participating dealer prior to settlement date.

      Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption. Questions concerning the redemption of Fund shares can be directed to registered representatives of the Distributor or a participating dealer, or to Heritage.

EXCHANGE PRIVILEGE
------------------

      An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Heritage Mutual Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents as described in such fund's Prospectus, or (2) a telephone request for such exchange in accordance with the procedures set forth in the Prospectus and below. Telephone or telegram requests for an exchange received by a Fund before the close of regular trading on the Exchange will be effected at the close of regular trading on that day. Requests for an exchange received after the close of regular trading will be effected on the Exchange's next trading day.

      A shares of Intermediate Government purchased from February 1, 1992 through July 31, 1992, without payment of an initial sales load may be exchanged into A shares of a Fund without payment of any sales load. A shares of

Intermediate Government purchased after July 31, 1992 without an initial sales load will be subject to a sales load when exchanged into A shares of a Fund, unless those shares were acquired through an exchange of other A shares that were subject to an initial sales load.

CONVERSION OF CLASS B SHARES
----------------------------

       B shares of the Funds automatically will convert to A shares, based on the relative net asset values per share of the two classes, as of the close of business on the first business day of the month in which the eighth anniversary of the initial issuance of such B shares occurs. For the purpose of calculating the holding period required for conversion of B shares, the date of initial issuance shall mean (i) the date on which such B shares were issued or (ii) for B shares obtained through an exchange, or a series of exchanges, the date on which the original B shares were issued. For purposes of conversion to A shares, B shares purchased through the reinvestment of dividends and other distributions paid in respect of B shares will be held in a separate sub-account. Each time any B shares in the shareholder's regular account (other than those in the sub-account) convert to A shares, a pro rata portion of the B shares in the sub-account will also convert to A shares. The portion will be determined by the ratio that the shareholder's B shares converting to A shares bears to the shareholder's total B shares not acquired through dividends and other distributions.

      The availability of the conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on A shares and B shares will not result in "preferential dividends" under the Code and the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the B shares would not be converted and would continue to be subject to the higher ongoing expenses of the B shares beyond six years from the date of purchase. Heritage and Eagle have no reason to believe that this condition for the availability of the conversion feature will not be met.


TAXES
-----

      GENERAL. Each Fund is treated as a separate corporation for Federal income tax purposes. In order to qualify or to continue to qualify for the favorable tax treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward currency contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

      Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

      A redemption of Fund shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any sales load paid on A shares). An exchange of shares of any Fund for shares of another Heritage Mutual Fund (including another Fund) generally will have similar tax consequences. However, special rules apply when a shareholder disposes of A shares of a Fund through a redemption or exchange within 90 days after purchase thereof and subsequently reacquires A shares of that Fund or acquires A shares of another Heritage Mutual Fund without paying a sales load due to the 90-day reinstatement or exchange privilege. In these cases, any gain on the disposition of the original A shares will be increased, or loss decreased, by the amount of the sales load paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if shares of a Fund are purchased (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

      If shares of a Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for a dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

       INCOME FROM FOREIGN SECURITIES. Dividends and interest received by each Fund (other than Small Cap) may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of any taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that would enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to any such election, each Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by the shareholder, the shareholder's proportionate share of those taxes, (2) treat the shareholder's share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as the shareholder's own income from those sources, and (3) either deduct the taxes deemed paid by the shareholder in computing the shareholder's taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's Federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income from sources within foreign countries and U.S. possessions and foreign taxes paid by it if it makes this election.
Pursuant to the Tax Act, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and have no foreign source non-passive income will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

       Each Fund, except Small Cap, may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which a Fund is a U.S. shareholder -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to Federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

      If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not distributed to the Fund by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

      Each Fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over a Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Fund for prior taxable years. A Fund's adjusted basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election. Regulations proposed in 1992 would provide a similar election with respect to the stock of certain PFICs.

      Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currency that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the securities and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues dividends, interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

      HEDGING STRATEGIES. The use of hedging strategies, such as selling (writing) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

      Certain options and futures in which a Fund may invest will be "section 1256 contracts." Section 1256 contracts held by a Fund at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which it has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. It is not entirely clear, as of the date of preparation of this SAI, whether the 60% portion of that capital gain that is treated as long-term capital gain will qualify for the reduced maximum tax rates on net capital gain enacted by the Tax Act -- 20% (10% for taxpayers in the 15% marginal tax bracket) on capital assets held for more than 18 months -- instead of the maximum rate in effect before that legislation, 28%, which now applies to gain on capital assets held for more than one year but not more than 18 months.
Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

      Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which a Fund may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions are not entirely clear.

        If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by the Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

      ORIGINAL ISSUE DISCOUNT SECURITIES. Income-Growth may acquire zero coupon or other securities issued with original issue discount ("OID"). As a holder of those securities, Income-Growth must include in its income the OID that accrues on them during the taxable year, even if it receives no corresponding payment on them during the year. Because Income-Growth annually must distribute substantially all of its investment company taxable income, including any OID, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, Income-Growth may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from Income-Growth's cash assets or from the proceeds of sales of portfolio securities, if necessary. Income-Growth may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

      Investors are advised to consult their own tax advisers regarding the status of an investment in the Funds under state and local tax laws.

FUND INFORMATION
----------------

      MANAGEMENT OF THE FUNDS
      -----------------------

      TRUSTEES AND OFFICERS. Each Fund's Trustees and Officers are listed below with their addresses, principal occupations and present positions, including any affiliation with Raymond James Financial, Inc. ("RJF"), RJA, Heritage and Eagle.

                               Position with        Principal Occupation
              Name              each Trust         During Past Five Years
              ----              ----------         ----------------------

Thomas A. James* (55)             Trustee      Chairman  of  the  Board  since
880 Carillon Parkway                           1986   and   Chief    Executive
St. Petersburg, FL                             Officer   since  1969  of  RJF;
33716                                          Chairman  of the  Board  of RJA
                                               since 1986;   Chairman  of  the
                                               Board  of  Eagle   since   1984
                                               and  Chief  Executive   Officer
                                               of Eagle, 1994 to 1996.

Richard K. Riess* (48)            Trustee      Chief   Executive   Officer  of
880 Carillon Parkway                           Eagle  since  1996,  President,
St. Petersburg, FL                             1995    to    present,    Chief
33716                                          Operating   Officer,   1988  to
                                               1996,       Executive      Vice
                                               President, 1988 to 1993.

Donald W. Burton (53)             Trustee      President  of  South   Atlantic
614 W. Bay Street                              Capital  Corporation   (venture
Suite 200                                      capital) since 1981.
Tampa, FL  33606

                               Position with        Principal Occupation
              Name              each Trust         During Past Five Years
              ----              ----------         ----------------------

C. Andrew Graham (57)             Trustee      Vice   President  of  Financial
Financial Designs, Ltd.                        Designs   Ltd.    since   1992;
1775 Sherman Street                            Executive   Vice  President  of
Suite 1900                                     the Madison Group,  Inc.,  1991
Denver, CO  80203                              to  1992;  Principal  of  First
                                               Denver  Financial   Corporation
                                               (investment    banking)   since
                                               1987.

David M. Phillips (58)            Trustee      Chairman  and  Chief  Executive
World Trade Center                             Officer   of  CCC   Information
  Chicago                                      Services,  Inc.  since 1994 and
444 Merchandise Mart                           of     InfoVest     Corporation
Chicago, IL  60654                             (information  services  to  the
                                               insurance  and auto  industries
                                               and consumer  households) since
                                               1982.

Eric Stattin (54)                  Trustee     Litigation    Consultant/Expert
1975 Evening Star Drive                        Witness  and  private  investor
Park City, UT 84060                            since 1988.

James L. Pappas (54)               Trustee      Lykes  Professor of Banking and
University of South                             Finance     since    1986    at
  Florida                                       University  of  South  Florida;
College of Business                             Dean  of  College  of  Business
  Administration                                Administration 1987 to 1996.
Tampa, FL  33620

Stephen G. Hill (35)              President     Chief  Executive   Officer  and
880 Carillon Parkway                            President  of  Heritage   since
St. Petersburg, FL                              1989 and  Director  since 1994;
33716                                           Director of Eagle since 1995.

Donald H. Glassman (40)           Treasurer     Treasurer  of  Heritage   since
880 Carillon Parkway                            1989;   Treasurer  of  Heritage
St. Petersburg, FL                              Mutual Funds since 1989.
33716

Clifford J. Alexander (53)        Secretary     Partner,      Kirkpatrick     &
1800 Massachusetts                              Lockhart LLP (law firm).
   Ave., NW
Washington, DC  20036

Patricia Schneider                Assistant     Compliance   Administrator   of
880 Carillon Parkway              Secretary     Heritage.
St. Petersburg, FL
33716

                               Position with        Principal Occupation
              Name              each Trust         During Past Five Years
              ----              ----------         ----------------------

Robert J. Zutz (44)               Assistant     Partner,      Kirkpatrick    &
1800 Massachusetts                Secretary     Lockhart LLP (law firm).
  Ave., NW
Washington, DC  20036

      * These Trustees are "interested persons" as defined in section 2(a)(19) of the 1940 Act.

      The Trustees and officers of the Trust, as a group, own ______% of the outstanding A shares of Eagle International as of _____________, 1997. The Trustees and officers of the Trust, as a group, own less than 1% of the other Fund's shares outstanding and less than 1% of the outstanding C shares of Eagle International. Each Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

      The Series Trust currently pays Trustees who are not "interested persons" of the Trust $2,908 annually and $728 per meeting of the Board of Trustees. Income-Growth and Capital Appreciation each pay such Trustees $727 annually and $182 per meeting of the Board of Trustees. Trustees also are reimbursed for any expenses incurred in attending meetings. Because Heritage or Eagle, as applicable, performs substantially all of the services necessary for the operation of each Fund, each Fund requires no employees. No officer, director or employee of Heritage or Eagle receives any compensation from either Fund for acting as a director or officer. The following table shows the compensation earned by each Trustee for each Trust's prior fiscal year ended.


                              COMPENSATION TABLE

                                                                       Total
                                                                   Compensation
                   Aggregate       Aggregate                      From the Trust
                  Compensation   Compensation      Aggregate      and the Heritage
                  From Capital       From        Compensation     Family of Funds
Name of Person,   Appreciation   Income-Growth     From the           Paid to
   Position         Trust(1)        Trust(2)      Series Trust(3)    Trustees(4)
---------------   ------------    ------------   ---------------    --------------
Donald W. Burton,     $1,454         $1,454          $5,820             $17,000
Trustee

C. Andrew Graham,     $1,454         $1,454          $5,820             $17,000
Graham, Trustee

David M. Phillips,    $1,272         $1,272          $5,092             $15,000
Trustee

Eric Stattin,         $1,454         $1,454          $5,820             $17,000
Trustee

James L. Pappas,      $1,454         $1,454          $5,820             $17,000
Trustee

Richard K. Riess,         $0             $0              $0                  $0
Trustee

Thomas A. James,          $0             $0              $0                  $0
Trustee


---------------------
(1) For the fiscal year ended August 31, 1997.

(2) For the fiscal year ended September 30, 1997.

(3) For the fiscal year ended October 31, 1997.

(4) The Heritage Mutual Funds consist of six separate registered investment companies, including Capital Appreciation, Income-Trust and Series Trust.

      No Trustee will receive any benefits upon retirement. Thus, no pension or retirement benefits have accrued as part of any of any Trust's expenses.

      FIVE PERCENT SHAREHOLDERS
      -------------------------

      Listed below are shareholders who owned of record or were known by the Funds to own beneficially five percent or more of the outstanding shares of the following Funds as of September 30, 1997:

      INVESTMENT ADVISERS AND ADMINISTRATOR; SUBADVISERS
      --------------------------------------------------

      The investment adviser and administrator for each Fund except Eagle International is Heritage Asset Management, Inc. Heritage was organized as a Florida corporation in 1985. The investment adviser for Eagle International is Eagle Asset Management, Inc. Eagle was organized as a Florida corporation in 1976. All the capital stock of both Heritage and Eagle is owned by Raymond James Financial, Inc. ("RJF"). RJF is a holding company that, through its subsidiaries, is engaged primarily in providing customers with a wide variety of financial services in connection with securities, limited partnerships, options, investment banking and related fields.

      With respect to each Fund except Eagle International, Heritage is responsible for overseeing the Fund's investment and noninvestment affairs, subject to the control and direction of the Fund's Board. The Series Trust, on behalf of Growth Equity, Mid Cap, Small Cap and Value Equity entered into an Investment Advisory and Administration Agreement with Heritage dated March 29, 1993 and last supplemented on September 29, 1997. Capital Appreciation and
Income-Growth entered into Investment Advisory and Administration Agreements dated November 13, 1985 and October 31, 1986, respectively and, in the case of Capital Appreciation, amended on November 19, 1996. The Investment Advisory and Administration Agreements require that Heritage review and establish investment policies for each Fund and administer the Funds' noninvestment affairs.

      On behalf of Eagle International, the Series Trust also entered into an Investment Advisory and Administration Agreement (collectively with the Advisory Agreements discussed above, "Advisory Agreements") dated February 14, 1995 with Eagle to provide oversight of Eagle International's investment and noninvestment affairs, subject to the control and direction of the Board.

      Under separate Subadvisory Agreements, Eagle and Liberty Investment Management, a division of Goldman Sachs Asset Management ("Liberty"), subject to the direction and control of Capital Appreciation's Board of Trustees, provide investment advice and portfolio management services to Capital Appreciation for a fee payable by Heritage. None of Capital Appreciation's assets currently are allocated to Eagle. Under separate Subadvisory Agreements, Eagle and Awad & Associates ("Awad") each provide investment advice and portfolio management services, subject to direction by Heritage and the Series Trust's Board of Trustees, to Small Cap for a fee payable by Heritage. Under a Subadvisory Agreement, Eagle provides investment advice and portfolio management services, subject to the direction of Heritage and the Board of Trustees, to Growth Equity, Income-Growth, Mid Cap and Value Equity for a fee payable by Heritage. Under a Subadvisory Agreement, Martin Currie Inc. ("Martin Currie") provides investment advice and portfolio management services, subject to the direction of Eagle and the Board of Trustees, to Eagle International for a fee payable by Eagle (collectively, the "Subadvisory Agreements").

      Heritage and Eagle, as applicable, also are obligated to furnish each Fund with office space, administrative, and certain other services as well as executive and other personnel necessary for the operation of a Fund. Heritage and Eagle, as applicable, and their affiliates also pay all the compensation of Trustees of the Trust who are employees of Heritage or Eagle and their affiliates. Each Fund pays all its other expenses that are not assumed by Heritage or Eagle, as applicable. Each Fund also is liable for such nonrecurring expenses as may arise, including litigation to which a Fund may be a party. Each Fund also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

      The Advisory Agreements and the Subadvisory Agreements each were approved by the Board of Trustees (including all of the Trustees who are not "interested persons" of Heritage and Eagle or the subadvisers, as defined under the 1940
Act) and by the shareholders of the applicable Funds in compliance with the 1940 Act. Each Agreement provides that it will be in force for an initial two-year period and it must be approved each year thereafter by (1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Heritage, Eagle, the subadvisers or the Trust, and by (2) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of a Fund. The Advisory and Subadvisory Agreements each automatically terminates on assignment, and each is terminable on not more than 60 days' written notice by the Trust to either party. In addition, the Advisory Agreements may be terminated on not less than 60 days' written notice by Heritage or Eagle, as applicable, to a Fund and the Subadvisory Agreements may be terminated on not less than 60 days' written notice by Heritage or Eagle, as applicable, or 90 days' written notice by the subadvisers. Under the terms of the Advisory Agreement, Heritage and Eagle automatically become responsible for the obligations of the subadvisers upon termination of the Subadvisory Agreements. In the event Heritage or Eagle, as applicable, ceases to be the investment adviser of a Fund or the Distributor ceases to be principal distributor of shares of a Fund, the right of a Fund to use the identifying name of "Heritage" may be withdrawn.

      Heritage, Eagle and the subadvisers shall not be liable to either Fund or any shareholder for anything done or omitted by them, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon them by their agreements with a Fund or for any losses that may be sustained in the purchase, holding or sale of any security.

      All of the officers of each Fund except for Messrs. Alexander and Zutz are
officers  or   directors  of  Heritage,   Eagle  or  their   affiliates.   These
relationships are described under "Management of the Funds."

      ADVISORY AND ADMINISTRATION FEE. The annual investment advisory fee paid monthly by each Fund to Heritage or Eagle, as applicable, is based on the applicable Fund's average daily net assets as listed in the Prospectus.

      CAPITAL APPRECIATION. For Capital Appreciation, Heritage has voluntarily agreed to waive management fees to the extent that total annual operating expenses attributable to A shares exceed 1.45% of the average daily net assets or to the extent that total annual operating expenses attributable to C shares exceed 2.20% of average daily net assets. For the three fiscal years ended August 31, 1995, 1996 and 1997, Heritage earned $711,510, $736,180 and $585,991
(of which $177,878, $184,045 and $0 was waived), respectively.

      Heritage has entered into agreements with Eagle and Liberty to provide investment advice and portfolio management services to Capital Appreciation for an annual fee to be paid by Heritage to Liberty of .25% of Capital Appreciation's average daily net assets and for an annual fee paid by Heritage to Eagle of 50% of the fees payable to Heritage by Capital Appreciation, without regard to any reduction in fees actually paid to Heritage as a result of expense limitations. Eagle currently does not have any of Capital Appreciation's assets under management, and, therefore, does not receive a fee from Heritage. For the three fiscal years ended August 31, 1997, Heritage paid $221,041, $184,045 and $195,330, respectively.

      EAGLE INTERNATIONAL. For Eagle International, Eagle has voluntarily agreed to waive management fees to the extent that Class A annual operating expenses, exclusive of foreign taxes paid, exceed 1.97% or to the extent that Class B and Class C annual operating expenses exceed 2.72% of average daily net assets attributable to that class during this fiscal year. For the period May 1, 1995 (commencement of operations) to October 31, 1995 and for the two fiscal years ended October 31, 1997, management fees amounted to $32,303, $189,777 and $________, respectively. Eagle waived its fees in the amount of $32,303 and $134,735, respectively, for the first two periods and was reimbursed expenses in the amount of $48,001 for the period ended October 31, 1996.

      Eagle  has  entered  into an  agreement  with  Martin  Currie  to  provide investment advisory advice and portfolio management services to Eagle International for a fee based on Eagle International's average daily net assets paid by Eagle to Martin Currie equal to .50% on the first $100 million of assets and .40% thereafter, without regard to any reduction in fees actually paid to Eagle as a result of expense limitations. For the period May 1, 1995 (commencement of operations) to October 31, 1995 and the two fiscal years ended October 31, 1997, Eagle paid Martin Currie subadvisory fees of $16,152, $94,888 and $_______, respectively.

      GROWTH EQUITY. For Growth Equity, Heritage has voluntarily agreed to waive management fees to the extent that Class A annual operating expenses exceed 1.60% or to the extent that Class C annual operating expenses exceed 2.35% of average daily net assets attributable to that class during this fiscal year. For the period November 16, 1995 (commencement of operations) to October 31, 1996 and the fiscal year ended October 31, 1997, management fees amounted to $77,137 and $______. For the first period Heritage waived $76,210 of its fees.

      Heritage has entered into an agreement with Eagle to provide investment advisory advice and portfolio management services to Growth Equity for a fee paid by Heritage to Eagle equal to 50% of the fees paid to Heritage, without regard to any reduction in fees actually paid to Heritage as a result of expense limitations. For the period November 16, 1995 (commencement of operations) to October 31, 1996 and the fiscal year ended October 31, 1997, Heritage paid Eagle subadvisory fees of $38,568 and $________.

      INCOME-GROWTH. For Income-Growth, Heritage has voluntarily agreed to waive management fees to the extent that total annual operating expenses attributable to A shares exceed 1.60% of the average daily net assets or to the extent that total annual operating expenses attributable to C shares exceed 2.35% of average daily net assets. For the fiscal years ended September 30, 1995, 1996 and 1997, Heritage earned approximately $242,000, $294,000 and $_______, respectively.

      Heritage has entered into an agreement with Eagle to provide investment advice and portfolio management services to Income-Growth for a fee paid by Heritage equal to 50% of the fees payable to Heritage by Income-Growth, without regard to any reduction in fees actually paid to Heritage as a result of expense limitations. For the three fiscal years ended September 30, 1995, 1996 and 1997, Heritage paid Eagle approximately $121,000, $147,000 and $________ respectively.

      MID CAP. For Mid Cap, Heritage has voluntarily agreed to waive its management fees to the extent that annual operating expenses attributable to A shares exceed 1.60 % of the average daily net assets or to the extent that annual operating expenses attributable to C shares exceed 2.35% of average daily net assets attributable to that class during this fiscal year. Heritage has entered into an agreement with Eagle to provide investment advice and portfolio management services to Mid Cap for a fee paid by Heritage to Eagle equal to 50% of the fees payable to Heritage by the Fund, without regard to any reduction in fees actually paid to Heritage as a result of voluntary fee waivers by Heritage. Because Mid Cap did not commence operations until this fiscal year, Heritage Eagle has not received any fees relating to Mid Cap.

      SMALL CAP. For Small Cap, Heritage has voluntarily agreed to waive its management fees to the extent that annual operating expenses attributable to A shares exceed 1.60% of the average daily net assets or to the extent that annual operating expenses attributable to B shares and C shares exceed 2.35% of average daily net assets attributable to that class during this fiscal year. For the three years ended October 31, 1997, management fees amounted to $465,132, $827,233 and $____________, respectively.

      Heritage has entered into an agreement with Eagle and Awad to provide investment advice and portfolio management services to Small Cap for a fee paid by Heritage to each subadviser with respect to the amount of Small Cap assets under management equal to 50% of the fees payable to Heritage by Small Cap, without regard to any reduction in fees actually paid to Heritage as a result of expense limitations. The Research Department of Raymond James & Associates, Inc. ("Research"), a former subadviser of Small Cap who resigned as its subadviser on November 20, 1995, received from Heritage for the November 1, 1995 to November 20, 1995 (when Research resigned as subadviser), subadvisory fees of $74,583. Eagle began as subadviser to Small Cap on August 7, 1995 and received subadvisory fees from Heritage for the period August 7, 1995 to October 31, 1995 and the two fiscal years ended October 31, 1997 in the amount of $30,725, $203,492 and $__________, respectively. For the three fiscal years ended October 31, 1997, Heritage paid Awad subadvisory fees of $127,866, $210,124 and $__________, respectively.

      VALUE EQUITY. For Value Equity, effective March 1, 1997, Heritage voluntarily has agreed to waive management fees to the extent that annual operating expenses attributable to A shares exceed 1.60% of average daily net assets or to the extent that annual operating expenses attributable to B shares and C shares exceed 2.35% of average daily net assets attributable to that class during this fiscal year. For the period December 30, 1994 (commencement of operations) to October 31, 1995 and the two fiscal years ended October 31, 1997, management fees amounted to $47,250, $168,020 and $_______, respectively. For the first two periods, Heritage waived its fees in the amount of $47,250 and $76,062, respectively, and reimbursed expenses in the amount of $68,724 for the period ended October 31, 1995.

      Heritage has entered into an agreement with Eagle to provide investment advice and portfolio management services to Value Equity for a fee paid by Heritage to Eagle, as applicable, equal to 50% of the fees paid to Heritage, without regard to any reduction in fees actually paid to Heritage as a result of expense limitations. For the period December 30, 1994 (commencement of operations) to October 31, 1995 and the fiscal years ended October 31, 1997, Heritage paid Eagle subadvisory fees of $23,625, $45,947 and $_______, respectively. Dreman Value Advisor, Inc. ("Dreman"), a former subadviser of Value Equity, received from Heritage for the periods June 1, 1996 (when Dreman began managing Value Equity's assets) to October 31, 1996 and November 1, 1996 to October 1, 1997 (when Heritage allocated Value Equity's assets to Eagle), subadvisory fees of $38,063 and $____________, respectively.

      CLASS-SPECIFIC EXPENSES. Each Fund may determine to allocate certain of its expenses (in addition to distribution fees) to the specific classes of a Fund's shares to which those expenses are attributable.

      BROKERAGE PRACTICES
      -------------------

      While each Fund generally purchases securities for long-term capital gains, each Fund may engage in short-term transactions under various market conditions to a greater extent than certain other mutual funds with similar investment objectives. Thus, the turnover rate may vary greatly from year to year or during periods within a year. A Fund's portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. Capital Appreciation's portfolio turnover rate was 54% and 42% for the two years ended August 31, 1997. Eagle International's portfolio turnover rates for the two years ended October 31, 1997 were 59% and ______%. Growth Equity's portfolio turnover rate for the period November 16, 1995 (commencement of operations) to October 31, 1997 and the fiscal year ended October 31, 1997 were 23% (not annualized) and ____%. Income-Growth's portfolio turnover rates for the two years ended September 1997, were 75% and ____%. Mid Cap's turnover rate is expected to be 100%. Small Cap's portfolio turnover rates for the two years ended October 31, 1997 were 80% and ____%. Value Equity's annualized portfolio turnover rate for two years ended October 31, 1997, were 129% and ____%.

      The subadvisers are responsible for the execution of each Fund's portfolio transactions and must seek the most favorable price and execution for such transactions. Best execution, however, does not mean that a Fund necessarily will be paying the lowest commission or spread available. Rather, each Fund also will take into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities, and any risk assumed by the executing broker.

      It is a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical and quotation services from broker-dealers who execute portfolio transactions for the clients of such advisers. Consistent with the policy of most favorable price and execution, the subadvisers may give consideration to research, statistical and other services furnished by brokers or dealers. In addition, the subadvisers may place orders with brokers who provide supplemental investment and market research and securities and economic analysis and may pay to these brokers a higher brokerage commission or spread than may be charged by other brokers, provided that the subadvisers determine in good faith that such commission is reasonable in relation to the value of brokerage and research services provided. Such research and analysis may be useful to the subadvisers in connection with services to clients other than the Funds. Eagle International also may purchase and sell portfolio securities to and from dealers who provide it with research services. However, portfolio transactions will not be directed by Eagle International to dealers on the basis of such research services.

      Capital Appreciation, Eagle International, Growth Equity, Income-Growth, Mid Cap and Value Equity may use the Distributor, its affiliates or certain affiliates of Heritage and Eagle as a broker for agency transactions in listed and OTC securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to the Distributor, its affiliates or certain affiliates of Heritage and Eagle will not exceed "usual and customary brokerage commissions." Rule l7e-1 under the 1940 Act defines "usual and customary" commissions to include amounts that are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."

      Although it currently does not intend to do so, Small Cap may use the Distributor as broker for agency transactions in listed and OTC securities at commission rates and under circumstances consistent with the policy of best execution. Provided, however, that if Small Cap does use the Distributor as a broker, commissions paid to the Distributor will not exceed "usual and customary brokerage commissions" as defined above.

      The subadvisers also may select other brokers to execute portfolio transactions. In the OTC market, each Fund generally deals with primary market makers unless a more favorable execution can otherwise be obtained.

      Aggregate brokerage commissions paid by Capital Appreciation for the three fiscal years ended August 31, 1997 amounted to $125,563, $108,010 and $93,760, respectively. Those commissions were paid on brokerage transactions worth $84,219,558, $80,918,168 and $74,876,095, respectively. Aggregate brokerage commissions paid by Capital Appreciation to the Distributor, an affiliated broker-dealer, amounted to $3,090, $0 and $68, respectively, for the fiscal years ended August 31, 1995, 1996 and 1997, or 2.5%, 0% and less than 1%, respectively of the aggregate commissions paid. These commissions were paid on aggregate brokerage transactions of $1,911,784 (or 2.3%) and $0 (or 0%) and $________ (or ____%), respectively, of the total aggregate brokerage transactions.

      Aggregate brokerage commissions paid by Growth Equity for the period November 26, 1995 (commencement of operations) to October 31, 1996 and the fiscal year ended October 31, 1997 amounted to $18,075 and $_______, of which none was paid to RJA.

      Aggregate brokerage commissions paid by Income-Growth for the three fiscal years ended September 30, 1997 amounted to $53,748, $61,278 and $________, respectively. Those commissions were paid on brokerage transactions worth $28,057,262, $56,150,173 and $_________, respectively. Aggregate brokerage commissions paid by Income-Growth to the Distributor, an affiliated broker-dealer, amounted to $7,852 or 14.6%, $12,370 or 16.80% and $__________ or
___%, respectively, of the aggregate commissions paid. These commissions were paid on aggregate brokerage transactions $1,830,625 (or 6.5%), $2,535,393 (or 4.52%) and $______ or __%, respectively, of the total aggregate brokerage commissions.

      Aggregate brokerage commissions paid by Small Cap for the three years ended October 31, 1997 amounted to $196,353, $297,557 and $_________, respectively. For the same periods, RJA was paid $13,416, $59,591 and $________. Transactions in which Small Cap used RJA as broker involved approximately 7%, 25% and ___%, respectively, of the aggregate dollar amount of transactions involving the payment of commissions, 7% and 20% and __%, respectively, of the aggregate commission paid by Small Cap during the period.

      Aggregate brokerage commissions paid by Value Equity for the period December 30, 1994 (commencement of operations) to October 31, 1995 and the two fiscal years ended October 31, 1997 amounted to $43,552, $71,566 and $______, respectively. For the same periods, RJA was paid $8,596, $60 and $_____, respectively. Transactions in which Value Equity used RJA as broker involved approximately 20%, less than 1% and ___%, respectively, of the aggregate dollar amount of transactions involving the payment of commissions, and 19.74%, less than 1% and ___%, respectively, of the aggregate commission paid by Value Equity during the period.

      Each Fund may not buy securities from, or sell securities to, the Distributor as principal. However, the Board of Trustees has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby each Fund may purchase securities that are offered in underwritings in which the Distributor is a participant. The Board of Trustees will consider the possibilities of seeking to recapture for the benefit of expenses to each Fund of certain portfolio transactions, such as underwriting commissions and tender offer solicitation fees, by conducting such portfolio transactions through affiliated entities, including the Distributor, but only to the extent such recapture would be permissible under applicable regulations, including the rules of the National Association of Securities Dealers, Inc.
and other self-regulatory organizations.

      Pursuant to Section 11(a) of the Securities Exchange Act of 1934, as amended, each Fund has expressly consented to the Distributor executing transactions on an exchange on its behalf.


      DISTRIBUTION OF SHARES
      ----------------------

      The Distributor and Representatives with whom the Distributor has entered into dealer agreements offer shares of each Fund as agents on a best efforts basis and are not obligated to sell any specific amount of shares. In this connection, the Distributor makes distribution and servicing payments to participating dealers in connection with the sale of shares of a Fund. Pursuant to the Distribution Agreements with respect to A shares, B shares and C shares, the Distributor bears the cost of making information about each Fund available through advertising, sales literature and other means, the cost of printing and mailing prospectuses to persons other than shareholders, and salaries and other expenses relating to selling efforts. The Distributor also pays service fees to dealers for providing personal services to Class A, B and C shareholders and for maintaining shareholder accounts. Each Fund pays the cost of registering and qualifying its shares under state and federal securities laws and typesetting of its prospectuses and printing and distributing prospectuses to existing shareholders.

      Each Fund has adopted a Distribution Plan for each class of shares (each a "Plan" and collectively the "Plans"). These Plans permit a Fund to pay the Distributor the monthly distribution and service fee out of the Fund's net assets to finance activity that is intended to result in the sale and retention of A shares, B shares and C shares. The Distributor, on C shares, may retain the first 12 months distribution fee for reimbursement of amounts paid to the broker-dealer at the time of purchase. Each Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of a Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (the "Independent Trustees"). In approving such Plans, the Board determined that there is a reasonable likelihood that each Fund and its shareholders will benefit from each Plan.

      Each Plan each may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of a class of a Fund. The Board of Trustees reviews quarterly a written report of Plan costs and the purposes for which such costs have been incurred. A Plan may be amended by vote of the Board, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose. Any change in a Plan that would increase materially the distribution cost to a class requires shareholder approval of that class.

      For Capital Appreciation, for the two fiscal years ended August 31, 1997, the Distributor received Class A 12b-1 fees in the amount of $344,067 and $335,468. For Eagle International, for the period ended December 27, 1995 (first offering of A shares) to October 31, 1996 and the fiscal year ended October 31, 1997, the Distributor received Class A 12b-1 fees in the amount of $3,934 and $__________. For Growth Equity, for the period November 16, 1995 (commencement of operations) to October 31, 1996 and the fiscal year ended October 31, 1997, the Distributor received Class A 12b-1 fees in the amount of $19,287 and $___________. For Income-Growth, for the two fiscal years ended September 30, 1997, the Distributor received Class A 12b-1 fees in the amount of $94,590 and $_________. For Small Cap, for the three fiscal years ended October 31, 1997, the Distributor received Class A 12b-1 fees in the amount of $115,551, $197,076 and $________, respectively. For Value Equity, for the period December 30, 1994 (commencement of operations) to October 31, 1995 and the two fiscal years ended October 31. 1997, the Distributor received Class A 12b-1 fees for Value Equity in the amount of $13,040, $36,710 and $_______, respectively.

      For Capital Appreciation, for the two fiscal years ended August 31, 1997, the Distributor received Class C 12b-1 fees in the amount of $10,838 and $19,834. For Eagle International, for the period December 27, 1995 (first offering of C shares) to October 31, 1996 and the fiscal year ended October 31, 1997, the Distributor received Class C 12b-1 fees in the amount of $5,404 and $_________. For Growth Equity, for the period November 16, 1995 (commencement of operations) to October 31, 1996 and the fiscal year ended October 31, 1997, the Distributor received Class C 12b-1 fees in the amount of $25,704 and
$__________, respectively. For Income-Growth, for the two fiscal years ended September 30, 1997, the Distributor received Class C 12b-1 fees in the amount of $13,604 and $________. For the period April 3, 1995 (first offering of C shares) to October 31, 1995 and the two fiscal years ended October 31, 1997, the Distributor received $9,098, $146,179 and $___________, respectively in fees for Small Cap and $10,848, $77,187 and $__________, respectively in fees for Value Equity.

      B shares were not offered for sale prior to the date of this SAI.

      The Distribution Agreements may be terminated at any time on 60 days' written notice without payment of any penalty by either party. Each Fund may effect such termination by vote of a majority of the outstanding voting securities of a Fund or by vote of a majority of the Independent Trustees. For so long as either Plan is in effect, selection and nomination of the Independent Trustees shall be committed to the discretion of such disinterested persons.

      The Distribution Agreements and each Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (1) by the vote of a majority of the Independent Trustees and (2) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

ADMINISTRATION OF THE FUNDS
---------------------------

      ADMINISTRATIVE, FUND ACCOUNTING AND TRANSFER AGENT SERVICES. Heritage or Eagle, as applicable, subject to the control of the Board of Trustees, will manage, supervise and conduct the administrative and business affairs of each Fund; furnish office space and equipment; oversee the activities of the subadvisers and the Custodian; and pay all salaries, fees and expenses of officers and Trustees of each Fund who are affiliated with Heritage or Eagle, as applicable. In addition, Heritage provides certain shareholder servicing activities for customers of the Funds.

      Under a separate Administration Agreement between Eagle and Heritage, Heritage provides certain noninvestment services to Eagle International for a fee payable by Eagle equal to .10% on the first $100 million of average daily net assets, and .05% thereafter.

      Heritage also is the transfer and dividend reimbursing agent for each Fund and serves as fund accountant for each Fund except Eagle International. Each Fund pays Heritage its cost plus 10% for its services as fund accountant and transfer and dividend disbursing agent.

      For the three fiscal years ended August 31, 1997, Heritage earned $32,742, $36,261 and $36,310, respectively, from Capital Appreciation for its services as fund accountant. For the period November 16, 1995 to October 31, 1996 and the fiscal year ended October 31, 1997, Heritage earned approximately $24,797 and $________ from Growth Equity for its services as fund accountant. For the three fiscal years ended September 30, 1997, Heritage earned $28,932, $31,011 and $_______, respectively, from Income-Growth for its services as fund accountant. For the period November 1, 1994 (commencement of engagement as fund accountant) to October 31, 1995 and the two fiscal years ended October 31, 1997, Heritage earned approximately $29,311, $38,378 and $__________, respectively, from Small Cap for its services as fund accountant. For the period December 30, 1994 (commencement of operations) to October 31, 1995 and the two fiscal years ended October 31, 1997, Heritage earned approximately $20,509, $30,208 and $___________, respectively, from Value Equity for its services as fund accountant.

      CUSTODIAN. State Street Bank and Trust Company, P.0. Box 1912, Boston, Massachusetts 02105, serves as custodian of each Fund's assets. The Custodian also provides portfolio accounting and certain other services for the Funds.

      LEGAL COUNSEL. Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, NW, 2nd Floor, Washington, D.C. 20036, serves as counsel to the Funds.

      INDEPENDENT ACCOUNTANTS. Price Waterhouse LLP, 400 North Ashley Street, Suite 2800, Tampa, Florida 33602, is the independent accountant for the Funds. The Financial Statements and Financial Highlights of Capital Appreciation for its fiscal year ended August 31, 1997 have been audited by Price Waterhouse LLP, and are included herein in reliance upon the report of said firm of accountants, which is given upon their authority as experts in accounting and auditing. The Financial Highlights for the fiscal years ended in 1995 and prior thereto were audited by other independent accountants.

POTENTIAL LIABILITY
-------------------

      Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of a Fund. To protect its shareholders, each Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of a Fund. These documents require notice of this disclaimer to be given in each agreement, obligation or instrument each Fund or its Trustees enter into or sign. In the unlikely event a shareholder is held personally liable for a Fund's obligations, that Fund is required to use its property to protect or compensate the shareholder. On request, a Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of a Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if a Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

                                   APPENDIX

COMMERCIAL PAPER RATINGS

The rating services' descriptions of commercial paper ratings in which the Fund may invest are:

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER DEBT RATINGS
----------------------------------------------------------------------------

PRIME-L. Issuers (or supporting institutions) rated PRIME-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2. Issuers (or supporting institutions) rated PRIME-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER RATINGS
---------------------------------------------------------

A-1. This designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess extremely strong characteristics are denoted with a plus sign (+) designation.

A-2.   Capacity  for  timely   payment  of  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

CORPORATE DEBT RATINGS

The rating services' descriptions of corporate debt ratings in which the Fund may invest are:

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. CORPORATE DEBT RATINGS
---------------------------------------------------------------------

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.



DESCRIPTION OF STANDARD & POOR'S CORPORATE DEBT RATINGS
-------------------------------------------------------

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, C - Debt rated "BB," "B," "CCC," "CC," and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B - Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

CCC - Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC - The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

C - The rating "C" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating "CI" is reserved for income bonds on which no interest is being paid.

D - Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-) - The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

NR - Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                         HERITAGE INCOME-GROWTH TRUST
                         ----------------------------

                           PART C OTHER INFORMATION
                           ------------------------

Item 24.    Financial Statements and Exhibits
            ---------------------------------

            (a)   Financial Statements:

                  Included in Part A of the Registration Statement:

                  Financial Highlights for the ten fiscal years ended August 31, 1996 for Class A shares and Class C shares, as relevant.

                  Included in Part B of the Registration Statement:

                  None.

            (b)   Exhibits:

                  (1)   Declaration of Trust*

                  (2)   (a)   Bylaws*

                        (b)   Amended and Restated Bylaws*

                  (3)   Voting trust agreement-none

                  (4)   (a)   Specimen security relating to Class A Shares**

                        (b)   Specimen security relating to Class C Shares**

                  (5)   (a)   Investment     Advisory    and    Administration
                              Agreement*

                        (b)   Subadvisory    Agreement    with   Eagle   Asset
                              Management, Inc.*

                  (6)   Distribution Agreement*

                  (7)   Bonus, profit sharing or pension plans-none

                  (8)   Custodian Agreement*

                  (9)   (a)   Transfer Agency and Service Agreement*

                        (b)   Fund Accounting and Pricing Service Agreement*

                  (10)  Opinion and consent of counsel**

                  (11)  Accountants' consent (filed herewith)

                  (12)  Financial statements omitted from prospectus--none

                  (13)  Letter of investment intent*

                  (14)  Prototype retirement plan**

                  (15)  (a) Class A Plan pursuant to Rule 12b-1*

                        (b) Class C Plan pursuant to Rule 12b-1*

                        (c) Class B Plan pursuant to Rule 12b-1 (filed herewith)

                  (16)  Performance Computation Schedule*

                  (17)  Electronic Filers--Financial Data Schedule

                        (a)   Financial Data Schedule relating to Class A**

                        (b)   Financial Data Schedule relating to Class C**

                  (18)  (a)   Plan pursuant to Rule 18f-3***

                        (b)   Amended  Plan  pursuant  to  Rule  18f-3**

---------------

*     Incorporated  by reference from  Post-Effective  Amendment No. 12 to the
      Registration Statement of the Trust, SEC File No. 33-7559, filed previously on January 26, 1996.

**    To be filed by subsequent amendment.

***   Incorporated  by reference from  Post-Effective  Amendment No. 14 to the
      Registration Statement of the Trust, SEC File No. 33-7559, filed previously on January 31, 1997.


Item 25.    Persons Controlled by or under
            Common Control with Registrant
            ------------------------------

            None.

Item 26.    Number of Holders of Securities
--------    -------------------------------
                                                Number of Record Holders
Title of Class                                      September 30, 1997
--------------                                  ------------------------

Class A Shares                                         3,295

Class B Shares                                             0

Class C Shares                                         1,513

Item 27.    Indemnification
--------    ---------------

      Article XI, Section 2 of the Trust's Declaration of Trust provides that:

      (a) Subject to the exceptions and limitations contained in paragraph (b) below:

            (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

            (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

      (b) No indemnification shall be provided hereunder to a Covered Person:

            (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

            (ii)  in  the  event  of a  settlement,  unless  there  has  been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

      (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

      (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

            (i) such Covered Person shall have provided appropriate security for such undertaking,

            (ii) the Trust is insured against losses arising out of any such advance payments or

            (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

      According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust.

      Article XII, Section 2 of the Declaration of Trust provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Paragraph 8 of the Investment Advisory and Administration Agreement of Heritage Income-Growth Trust ("Advisory Agreement") between the Trust and Heritage Asset Management, Inc. ("Heritage") provides that, Heritage shall not be liable for any error of judgment or mistake of law for any loss suffered by the Trust in connection with the matters to which the Advisory Agreement relates except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Advisory Agreement. Any person, even though also an officer, partner, employee, or agent of Heritage, who may be or become an officer, director, employee or agent of the Trust shall be deemed, when rendering services to the Trust or acting in any business of the Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of Heritage even though paid by it.

      Paragraph 9 of the Subadvisory Agreement for Heritage Income-Growth Trust ("Subadvisory Agreement") between Heritage and Eagle Asset Management, Inc. ("Eagle") provides that, in the absence of willful misfeasance, bad faith or gross negligence on the part of Eagle or reckless disregard of its obligations and duties under the Subadvisory Agreement, Eagle shall not be subject to any liability to the Trust, or to any shareholder of the Trust, for any act or omission in the course of, or connected with, rendering services under the Subadvisory Agreement.

      Paragraph 7 of the Distribution Agreement of Heritage Income-Growth Trust ("Distribution Agreement") between the Trust and Raymond James & Associates, Inc. ("Raymond James") provides that the Trust agrees to indemnify, defend and hold harmless Raymond James, its several officers and directors, and any person who controls Raymond James within the meaning of Section 15 of the Securities Act of 1933, as amended (the "1933 Act"), from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Raymond James, its officers or Trustees, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect Raymond James against any liability to the Trust or its shareholder to which Raymond James would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Distribution Agreement.

      Paragraph 13 of the Heritage Funds Accounting and Pricing Services Agreement ("Accounting Agreement") between the Trust and Heritage provides that the Trust agrees to indemnify and hold harmless Heritage and its nominees from all losses, damages, costs, charges, payments, expenses (including reasonable counsel fees), and liabilities arising directly or indirectly from any action that Heritage takes or does or omits to take to do (i) at the request or on the direction of or in reasonable reliance on the written advice of the Trust or
(ii) upon Proper Instructions (as defined in the Accounting Agreement), provided, that neither Heritage nor any of its nominees shall be indemnified against any liability to the Trust or to its shareholders (or any expenses incident to such liability) arising out of Heritage's own willful misfeasance, willful misconduct, gross negligence or reckless disregard of its duties and obligations specifically described in the Accounting Agreement or its failure to meet the standard of care set forth in the Accounting Agreement.

Item 28. I.   Business and Other Connections of Investment Adviser
              ----------------------------------------------------

      Heritage is a Florida corporation which offers investment management services. Information as to the officers and directors of Heritage is included in its current Form ADV filed with the Securities and Exchange Commission ("SEC") and is included by reference herein (File No. 801-25067).

          II.     Business and Other Connections of Subadviser
                  --------------------------------------------

      Eagle, a Florida corporation, is a registered investment adviser. All of its stock is owned by Raymond James Financial, Inc. ("RJF"). Eagle is primarily engaged in the investment advisory business. Information as to the officers and directors of Eagle is included in its current Form ADV filed with the SEC and is incorporated by reference herein.


Item 29.    Principal Underwriter
            ---------------------

            (a) Raymond James is the principal underwriter for each of the following investment companies: Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust and Heritage Series Trust.

            (b) The directors and officers of the Registrant's principal underwriter are:

                           Positions & Offices                 Position
Name                       with Underwriter                    with Registrant
----                       ----------------                    ---------------


Thomas A. James            Chief Executive Officer,            Trustee
                           Director

Robert F. Shuck            Executive VP, Director              None

Thomas S. Franke           President, Chief Operating          None
                           Officer, Director

Lynn Pippenger             Secretary/Treasurer,                None
                           Chief Financial Officer,
                           Director

Dennis Zank                Executive VP of Operations          None
                           and Administration, Director

Thom Tremaine              Senior Vice President               None

Francis Godbold            Executive Vice President            None

Paul Matecki               Chief Legal Officer                 None

Joseph Tuorto              Chief Compliance Officer            None

Anne Rettig                Assistant Treasurer                 None

Jodi Campos                Vice President Controller           None

                           Positions & Offices                 Position
Name                       with Underwriter                    with Registrant
----                       ----------------                    ---------------

Michael Cahill             Assistant Vice President            None
                           Controller

Sharry Mauney              Assistant Secretary                 None

Grace Palsha               Assistant Secretary                 None




Item 30.    Location of Accounts and Records
            --------------------------------

      The books and other documents required by Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of the Trust's Custodian through February 28, 1994, except that: Heritage maintains some or all of the records required by Rule 31a-1(b)(1), (2) and (8); and the Subadviser maintains some or all of the records required by Rule 31a-1(b)(2),
(5), (6), (9), (10) and (11). Since March 1, 1994, all required records are maintained by Heritage.


Item 31.    Management Services
            -------------------

            Not applicable.

Item 32.    Undertakings
            ------------

      The Trust hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the its latest annual report(s) to shareholders, upon request and without charge.

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on the 31st day of October, 1997.

                              HERITAGE INCOME-GROWTH TRUST


                              By: /s/ Stephen G. Hill
                                  ----------------------------
                                  Stephen G. Hill, President
Attest:

/s/ Donald H. Glassman
-----------------------------
Donald H. Glassman, Treasurer


      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 15 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                 Title                  Date
---------                                 -----                  ----


/s/ Stephen G. Hill
---------------------------------        President       October 31, 1997
Stephen G. Hill

/s/Thomas A. James*                      Trustee         October 31, 1997
---------------------------------
Thomas A. James

/s/Richard K. Riess*                     Trustee         October 31, 1997
---------------------------------
Richard K. Riess

/s/C. Andrew Graham*                     Trustee         October 31, 1997
---------------------------------
C. Andrew Graham

/s/David M. Phillips*                    Trustee         October 31, 1997
---------------------------------
David M. Phillips

/s/James L. Pappas*                      Trustee         October 31, 1997
---------------------------------
James L. Pappas

/s/Donald W. Burton*                     Trustee         October 31, 1997
---------------------------------
Donald W. Burton

/s/Eric Stattin*                         Trustee         October 31, 1997
---------------------------------
Eric Stattin


*By   /s/ Donald H. Glassman
      --------------------------------------
      Donald H. Glassman, Attorney-In-Fact

                              INDEX TO EXHIBITS
Exhibit
Number         Description                                                Page
------         -----------                                                ----

   1           Declaration of Trust*

   2  (a)      Bylaws*

      (b)      Amended and Restated Bylaws*

   3           Voting trust agreement - none

   4  (a)      Specimen security for Class A Shares**

      (b)      Specimen security for Class C Shares**

   5  (a)      Investment Advisory and Administration Agreement*

      (b)      Subadvisory Agreement*

   6           Distribution Agreement*

   7           Bonus, profit sharing or pension plans -- none

   8           Custodian Agreement*

   9  (a)      Transfer Agency and Service Agreement*

      (b)      Fund Accounting and Pricing Service Agreement*

   10          Opinion and consent of counsel**

   11          Accountants' consent (filed herewith)

   12          Financial statements omitted from prospectus - none

   13          Letter of investment intent*

   14          Prototype retirement plan**

   15 (a)      Class A Plan pursuant to Rule 12b-1*

      (b)      Class C Plan pursuant to Rule 12b-1*

      (c)      Class B Plan pursuant to Rule 12b-1 (filed herewith)

   16          Performance Computation Schedule*

   17          Electronic Filers - Financial Data Schedule:

      (a)      Financial Data Schedule relating to Class A**

      (b)      Financial Data Schedule relating to Class C**

   18 (a)      Plan pursuant to Rule 18f-3***

      (b)      Amended Plan pursuant to Rule 18f-3**

---------------
*     Incorporated  by reference from  Post-Effective  Amendment No. 12 to the
      Registration Statement of the Trust, SEC File No. 33-7559, filed previously on January 26, 1996.

**    To be filed by subsequent amendment.

***   Incorporated  by reference from  Post-Effective  Amendment No. 14 to the
      Registration Statement of the Trust, SEC File No. 33-7559, filed previously on January 31, 1997.